AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 68.0%
Affiliated Mutual Funds — 7.3%
AST ClearBridge Dividend Growth Portfolio*	807,601	$19,293,595
AST Emerging Markets Equity Portfolio*	1,487,388	10,783,561
AST High Yield Portfolio*	1,553,786	16,470,127
AST PGIM Fixed Income Central Fund*	8,672,992	83,347,451
AST Small-Cap Growth Portfolio*	205,146	11,709,719
AST Small-Cap Value Portfolio*	380,698	11,535,147
AST T. Rowe Price Natural Resources Portfolio*	390,171	9,645,026
AST Western Asset Emerging Markets Debt Portfolio*	400,254	3,922,487

Total Affiliated Mutual Funds (cost $178,279,767)(wd)		166,707,113
Common Stocks — 35.5%
Aerospace & Defense — 0.3%
BAE Systems PLC (United Kingdom)	70,906	623,010
General Dynamics Corp.	6,100	1,294,237
Howmet Aerospace, Inc.	31,100	961,923
Lockheed Martin Corp.	1,509	582,912
Northrop Grumman Corp.	3,230	1,519,134
Raytheon Technologies Corp.	5,923	484,857
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,526	33,450
Textron, Inc.	3,400	198,084
Thales SA (France)	4,477	493,338
TransDigm Group, Inc.	2,100	1,102,122
		7,293,067
Air Freight & Logistics — 0.1%
FedEx Corp.	6,900	1,024,443
United Parcel Service, Inc. (Class B Stock)	2,317	374,288
Yamato Holdings Co. Ltd. (Japan)	33,200	498,578
		1,897,309
Airlines — 0.0%
Alaska Air Group, Inc.*	3,400	133,110
Singapore Airlines Ltd. (Singapore)*	26,100	92,245
Southwest Airlines Co.*	29,100	897,444
		1,122,799
Auto Components — 0.0%
BorgWarner, Inc.	12,700	398,780
Magna International, Inc. (Canada)(a)	2,949	139,842
		538,622
Automobiles — 0.8%
BYD Co. Ltd. (China) (Class H Stock)	18,006	443,588
Ferrari NV (Italy)	15,376	2,847,418
Ford Motor Co.	49,400	553,280
Hero MotoCorp Ltd. (India)	3,784	117,776
Honda Motor Co. Ltd. (Japan)	33,000	716,291
Kia Corp. (South Korea)	1,921	95,612
Mahindra & Mahindra Ltd. (India)	24,780	383,392
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Maruti Suzuki India Ltd. (India)	3,831	$413,544
Mazda Motor Corp. (Japan)	203,600	1,351,934
Mercedes-Benz Group AG (Germany)	15,098	763,461
Stellantis NV	198,106	2,340,117
Suzuki Motor Corp. (Japan)	8,100	252,154
Tesla, Inc.*	25,802	6,843,981
Toyota Motor Corp. (Japan)	134,300	1,755,362
Volkswagen AG (Germany)	600	97,782
		18,975,692
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	13,606	121,915
Australia & New Zealand Banking Group Ltd. (Australia)	58,180	851,686
Banco Bilbao Vizcaya Argentaria SA (Spain)	51,959	233,080
Banco Santander SA (Spain)	134,882	313,857
Bank Central Asia Tbk PT (Indonesia)	1,717,961	959,033
Bank Hapoalim BM (Israel)	28,034	236,648
Bank Leumi Le-Israel BM (Israel)	172,215	1,470,848
Bank of America Corp.	57,105	1,724,571
Bank of China Ltd. (China) (Class H Stock)	447,000	145,988
Bank of Ireland Group PLC (Ireland)	35,909	230,320
Bank of Montreal (Canada)	269	23,577
Bank of Nova Scotia (The) (Canada)	544	25,874
Barclays PLC (United Kingdom)	1,732,380	2,756,451
BNP Paribas SA (France)	28,276	1,194,357
BOC Hong Kong Holdings Ltd. (China)	165,939	551,866
CaixaBank SA (Spain)	34,999	112,727
Canadian Imperial Bank of Commerce (Canada)	378	16,545
Chiba Bank Ltd. (The) (Japan)	9,179	49,707
China Construction Bank Corp. (China) (Class H Stock)	873,000	503,897
Citigroup, Inc.	35,645	1,485,327
Citizens Financial Group, Inc.	27,602	948,405
Commerzbank AG (Germany)*	31,812	226,470
Commonwealth Bank of Australia (Australia)	29,528	1,717,790
Concordia Financial Group Ltd. (Japan)	18,883	58,602
Credicorp Ltd. (Peru)	1,766	216,865
Credit Agricole SA (France)	9,433	76,577
DBS Group Holdings Ltd. (Singapore)	152,265	3,522,402
DNB Bank ASA (Norway)	75,940	1,205,021
East West Bancorp, Inc.	1,098	73,720
Emirates NBD Bank PJSC (United Arab Emirates)	37,778	132,098
Erste Group Bank AG (Austria)	19,160	420,029
Fifth Third Bancorp	274	8,757
FinecoBank Banca Fineco SpA (Italy)	4,664	57,603
First Citizens BancShares, Inc. (Class A Stock)	4	3,190
First Republic Bank	78	10,183
Hana Financial Group, Inc. (South Korea)	8,676	213,039
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Hang Seng Bank Ltd. (Hong Kong)	296	$4,497
HDFC Bank Ltd. (India), ADR(a)	28,170	1,645,691
HSBC Holdings PLC (United Kingdom)	241,839	1,252,209
Huntington Bancshares, Inc.	556	7,328
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	245,000	114,931
ING Groep NV (Netherlands)	105,794	906,488
Intesa Sanpaolo SpA (Italy)	127,833	211,310
Israel Discount Bank Ltd. (Israel) (Class A Stock)	35,931	180,924
Japan Post Bank Co. Ltd. (Japan)	7,142	49,924
JPMorgan Chase & Co.	20,981	2,192,514
KB Financial Group, Inc. (South Korea)	6,011	181,523
KBC Group NV (Belgium)	7,301	346,461
KeyCorp	390	6,248
Komercni Banka A/S (Czech Republic)	10,340	258,611
Lloyds Banking Group PLC (United Kingdom)	5,097,775	2,304,135
M&T Bank Corp.	6,769	1,193,510
Mediobanca Banca di Credito Finanziario SpA (Italy)	4,713	36,878
Mizrahi Tefahot Bank Ltd. (Israel)	61	2,135
Mizuho Financial Group, Inc. (Japan)	41,753	451,961
National Australia Bank Ltd. (Australia)	48,540	898,751
National Bank of Canada (Canada)	137	8,587
NatWest Group PLC (United Kingdom)	1,061,776	2,644,590
Nordea Bank Abp (Finland)	71,395	611,015
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	291,834	1,284,070
Oversea-Chinese Banking Corp. Ltd. (Singapore)	74,474	610,232
Pinnacle Financial Partners, Inc.	1,332	108,025
PNC Financial Services Group, Inc. (The)	3,373	503,994
Regions Financial Corp.	368	7,386
Resona Holdings, Inc. (Japan)	37,332	136,615
Royal Bank of Canada (Canada)	561	50,510
Sberbank of Russia PJSC (Russia)*^	151,076	—
Shizuoka Bank Ltd. (The) (Japan)	7,759	46,920
Signature Bank	29	4,379
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	32,446	309,235
Societe Generale SA (France)	6,165	121,920
Standard Chartered PLC (United Kingdom)	1,038	6,492
Sumitomo Mitsui Financial Group, Inc. (Japan)	22,620	627,060
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,864	166,770
SVB Financial Group*	29	9,738
Swedbank AB (Sweden) (Class A Stock)	20,304	266,505
Tisco Financial Group PCL (Thailand)	110,700	271,450
Toronto-Dominion Bank (The) (Canada)	716	43,913
Truist Financial Corp.	41,381	1,801,729
U.S. Bancorp	6,335	255,427
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
UniCredit SpA (Italy)	16,083	$162,826
United Overseas Bank Ltd. (Singapore)	443	8,024
Webster Financial Corp.	72	3,254
Wells Fargo & Co.	61,799	2,485,556
Wintrust Financial Corp.	456	37,187
		46,738,463
Beverages — 0.6%
Ambev SA (Brazil)	46,800	134,908
Anheuser-Busch InBev SA/NV (Belgium)	61	2,763
Asahi Group Holdings Ltd. (Japan)	32	998
Brown-Forman Corp. (Class B Stock)	21	1,398
Budweiser Brewing Co. APAC Ltd. (China), 144A	127	331
Carlsberg A/S (Denmark) (Class B Stock)	6	701
Coca-Cola Co. (The)	38,081	2,133,297
Coca-Cola Europacific Partners PLC (United Kingdom)	16	682
Constellation Brands, Inc. (Class A Stock)	11	2,526
Davide Campari-Milano NV (Italy)	39	345
Diageo PLC (United Kingdom)	6,853	288,467
Diageo PLC (United Kingdom), ADR	391	66,396
Heineken Holding NV (Netherlands)	2,584	176,897
Heineken NV (Netherlands)	19,418	1,695,795
Ito En Ltd. (Japan)	4	162
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	5,500	121,671
Keurig Dr. Pepper, Inc.	11,705	419,273
Kirin Holdings Co. Ltd. (Japan)	33,863	521,685
Molson Coors Beverage Co. (Class B Stock)	14	672
Monster Beverage Corp.*	27	2,348
PepsiCo, Inc.	22,295	3,639,882
Pernod Ricard SA (France)	12,179	2,234,288
Remy Cointreau SA (France)	7,283	1,208,603
Suntory Beverage & Food Ltd. (Japan)	11	391
Treasury Wine Estates Ltd. (Australia)	53	426
		12,654,905
Biotechnology — 0.4%
AbbVie, Inc.	16,118	2,163,197
Alnylam Pharmaceuticals, Inc.*	5	1,001
Amgen, Inc.	1,022	230,359
Argenx SE (Netherlands)*	2	712
Argenx SE (Netherlands), ADR*	4,633	1,635,680
Biogen, Inc.*	6	1,602
BioMarin Pharmaceutical, Inc.*	8	678
CSL Ltd. (Australia)	19	3,455
Exact Sciences Corp.*	8	260
Genmab A/S (Denmark)*	3	965
Gilead Sciences, Inc.	16,949	1,045,584
Grifols SA (Spain)*	13	112
Horizon Therapeutics PLC*	15,410	953,725
Incyte Corp.*	8	533

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Moderna, Inc.*	9,215	$1,089,674
Neurocrine Biosciences, Inc.*	4	425
Regeneron Pharmaceuticals, Inc.*	424	292,081
Seagen, Inc.*	6	821
Swedish Orphan Biovitrum AB (Sweden)*	7	135
United Therapeutics Corp.*	3,700	774,706
Vertex Pharmaceuticals, Inc.*	6,141	1,778,065
		9,973,770
Building Products — 0.2%
Advanced Drainage Systems, Inc.	5,400	671,598
AGC, Inc. (Japan)	4,200	130,754
Assa Abloy AB (Sweden) (Class B Stock)	24,024	450,115
Builders FirstSource, Inc.*	5,100	300,492
Cie de Saint-Gobain (France)	56,250	2,011,253
Geberit AG (Switzerland)	363	155,650
Nibe Industrier AB (Sweden) (Class B Stock)	32,585	290,666
Trane Technologies PLC	1,358	196,652
		4,207,180
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	49,834	598,379
Ameriprise Financial, Inc.	4,315	1,087,164
ASX Ltd. (Australia)	3,300	151,877
Bank of New York Mellon Corp. (The)	27,100	1,043,892
Blackstone, Inc.	1,955	163,633
Charles Schwab Corp. (The)	17,500	1,257,725
CME Group, Inc.	7,100	1,257,623
Deutsche Bank AG (Germany)	115,985	858,751
Deutsche Boerse AG (Germany)	4,032	660,953
FactSet Research Systems, Inc.	504	201,655
Goldman Sachs Group, Inc. (The)	6,580	1,928,269
Julius Baer Group Ltd. (Switzerland)	9,430	411,516
Lazard Ltd. (Class A Stock)(a)	1,141	36,318
Macquarie Group Ltd. (Australia)	8,690	847,798
Morgan Stanley	5,210	411,642
Morningstar, Inc.	2,000	424,640
MSCI, Inc.	600	253,074
Nasdaq, Inc.	5,100	289,068
Partners Group Holding AG (Switzerland)	438	352,496
S&P Global, Inc.	682	208,249
Singapore Exchange Ltd. (Singapore)	223,300	1,464,933
State Street Corp.	10,200	620,262
UBS Group AG (Switzerland)	246,721	3,579,420
Virtu Financial, Inc. (Class A Stock)	5,800	120,466
		18,229,803
Chemicals — 0.6%
Albemarle Corp.	4,500	1,189,980
Celanese Corp.	1,800	162,612
CF Industries Holdings, Inc.	3,094	297,797
Chemours Co. (The)	13,700	337,705
Corteva, Inc.	2,700	154,305
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Dow, Inc.	2,893	$127,089
Eastman Chemical Co.	1,600	113,680
ICL Group Ltd. (Israel)	77,927	624,542
Linde PLC (United Kingdom) (NYSE)	3,600	970,524
Linde PLC (United Kingdom) (SGMX)	1,929	522,243
LyondellBasell Industries NV (Class A Stock)	13,100	986,168
Mitsui Chemicals, Inc. (Japan)	5,400	105,256
Mosaic Co. (The)	5,900	285,147
Nitto Denko Corp. (Japan)	8,100	438,581
Nutrien Ltd. (Canada)	4,512	376,286
OCI NV (Netherlands)	12,685	464,418
PPG Industries, Inc.	1,527	169,024
Shin-Etsu Chemical Co. Ltd. (Japan)	11,700	1,157,795
Solvay SA (Belgium)	11,798	913,427
Symrise AG (Germany)	11,440	1,115,542
Tosoh Corp. (Japan)	152,700	1,701,897
Yara International ASA (Brazil)	18,637	654,068
		12,868,086
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	47,598	348,201
Republic Services, Inc.	3,428	466,345
Securitas AB (Sweden) (Class B Stock)	13,169	91,420
Serco Group PLC (United Kingdom)	66,871	115,989
TOPPAN, Inc. (Japan)	17,400	259,191
Waste Management, Inc.	9,100	1,457,911
		2,739,057
Communications Equipment — 0.2%
Arista Networks, Inc.*	8,515	961,258
Cisco Systems, Inc.	43,800	1,752,000
Nokia OYJ (Finland)	255,960	1,098,852
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	62,983	368,164
		4,180,274
Construction & Engineering — 0.2%
Eiffage SA (France)	6,788	544,351
Taisei Corp. (Japan)	16,600	460,378
Valmont Industries, Inc.	500	134,310
Vinci SA (France)	32,364	2,616,978
		3,756,017
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	46,500	146,976
Eagle Materials, Inc.	8,500	911,030
Vulcan Materials Co.	907	143,043
		1,201,049
Consumer Finance — 0.1%
Capital One Financial Corp.	13,300	1,225,861
SLM Corp.	7,988	111,752
Synchrony Financial	25,500	718,845
		2,056,458

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Containers & Packaging — 0.1%
Berry Global Group, Inc.*	7,700	$358,281
Crown Holdings, Inc.	1,822	147,636
International Paper Co.	9,800	310,660
Transcontinental, Inc. (Canada) (Class A Stock)	28,264	329,220
Westrock Co.	25,200	778,428
		1,924,225
Diversified Consumer Services — 0.0%
Service Corp. International	7,895	455,857
Diversified Financial Services — 0.3%
Apollo Global Management, Inc.	708	32,922
Berkshire Hathaway, Inc. (Class B Stock)*	13,500	3,604,770
Chailease Holding Co. Ltd. (Taiwan)	49,200	281,036
Eurazeo SE (France)	1,820	94,970
Investor AB (Sweden) (Class A Stock)	13,140	201,351
ORIX Corp. (Japan)	123,000	1,723,114
		5,938,163
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	135,917	2,084,967
BCE, Inc. (Canada)	24	1,006
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	390,620	638,544
BT Group PLC (United Kingdom)	2,177	2,926
Cellnex Telecom SA (Spain), 144A	167	5,151
Deutsche Telekom AG (Germany)	95,118	1,619,068
Elisa OYJ (Finland)	2,843	128,814
Hellenic Telecommunications Organization SA (Greece)	20,833	302,508
HKT Trust & HKT Ltd. (Hong Kong)	1,149	1,346
Koninklijke KPN NV (Netherlands)	624,678	1,690,607
Liberty Global PLC (United Kingdom) (Class A Stock)*	49	764
Liberty Global PLC (United Kingdom) (Class C Stock)*	100	1,650
Lumen Technologies, Inc.	283	2,060
Nippon Telegraph & Telephone Corp. (Japan)	360	9,710
Orange SA (France)	606	5,481
Proximus SADP (Belgium)	9,371	97,159
Radius Global Infrastructure, Inc. (Class A Stock)*	270,349	2,546,688
Singapore Telecommunications Ltd. (Singapore)	2,518	4,646
Spark New Zealand Ltd. (New Zealand)	40,616	113,634
Swisscom AG (Switzerland)	8	3,746
Telefonica Deutschland Holding AG (Germany)	528,590	1,068,714
Telefonica SA (Spain)	1,673	5,531
Telenor ASA (Norway)	213	1,949
Telia Co. AB (Sweden)	811	2,336
Telkom Indonesia Persero Tbk PT (Indonesia)	2,005,800	584,582
Telstra Corp. Ltd. (Australia)	86,163	212,756
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
TELUS Corp. (Canada)	139	$2,760
United Internet AG (Germany)	4,934	92,235
Verizon Communications, Inc.	40,398	1,533,912
		12,765,250
Electric Utilities — 0.6%
Acciona SA (Spain)	4	703
Alliant Energy Corp.	41	2,173
American Electric Power Co., Inc.	5,820	503,139
Avangrid, Inc.(a)	17,500	729,750
CEZ A/S (Czech Republic)	3,556	121,898
Chubu Electric Power Co., Inc. (Japan)	105	944
CK Infrastructure Holdings Ltd. (Hong Kong)	20,112	102,578
CLP Holdings Ltd. (Hong Kong)	261	1,973
Constellation Energy Corp.	2,594	215,795
Duke Energy Corp.	126	11,720
Edison International	18,362	1,038,922
EDP - Energias de Portugal SA (Portugal)	453	1,966
EDP - Energias do Brasil SA (Brazil)	38,604	156,725
Elia Group SA/NV (Belgium)	5	588
Emera, Inc. (Canada)	43	1,740
Endesa SA (Spain)	6,375	95,750
Enel SpA (Italy)	408,461	1,675,190
Energisa SA (Brazil), UTS	45,300	352,534
Entergy Corp.	34	3,421
Evergy, Inc.	37	2,198
Eversource Energy	57	4,444
Exelon Corp.	36,909	1,382,611
FirstEnergy Corp.	12,088	447,256
Fortis, Inc. (Canada)	77	2,925
Fortum OYJ (Finland)	85	1,142
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	482	338
Hydro One Ltd. (Canada), 144A	54	1,321
Iberdrola SA (Spain)	152,838	1,425,090
Kansai Electric Power Co., Inc. (The) (Japan)	113	945
Mercury NZ Ltd. (New Zealand)	124	395
NextEra Energy, Inc.	12,235	959,346
NRG Energy, Inc.	5,339	204,324
Origin Energy Ltd. (Australia)	298	989
Orsted A/S (Denmark), 144A	31	2,471
PG&E Corp.*	248	3,100
Power Assets Holdings Ltd. (Hong Kong)	35,728	179,096
PPL Corp.	14,720	373,152
Red Electrica Corp. SA (Spain)	9,696	148,791
Southern Co. (The)	173	11,764
SSE PLC (United Kingdom)	123,540	2,086,096
Terna - Rete Elettrica Nazionale (Italy)	31,626	192,619
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	270	863
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	61,611	445,549
Verbund AG (Austria)	12	1,024

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	3,713	$237,632
		13,132,990
Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	30,792	795,032
AMETEK, Inc.	3,000	340,230
Eaton Corp. PLC	2,661	354,871
Hubbell, Inc.	4,800	1,070,400
Prysmian SpA (Italy)	5,481	156,997
Schneider Electric SE	5,985	676,010
Voltronic Power Technology Corp. (Taiwan)	2,000	87,961
		3,481,501
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	1,600	249,728
Corning, Inc.	14,299	414,957
Hamamatsu Photonics KK (Japan)	46,600	1,997,382
Hon Hai Precision Industry Co. Ltd. (Taiwan)	158,000	505,935
Ibiden Co. Ltd. (Japan)	3,200	87,484
Jabil, Inc.	2,800	161,588
Keyence Corp. (Japan)	3,397	1,122,914
Keysight Technologies, Inc.*	2,100	330,456
Littelfuse, Inc.	355	70,535
TDK Corp. (Japan)	9,000	277,833
Venture Corp. Ltd. (Singapore)	33,200	377,250
		5,596,062
Energy Equipment & Services — 0.0%
Baker Hughes Co.(a)	10,204	213,876
Halliburton Co.	33,800	832,156
Schlumberger NV	1,712	61,461
		1,107,493
Entertainment — 0.3%
Activision Blizzard, Inc.	14,505	1,078,302
Electronic Arts, Inc.	1,800	208,278
Live Nation Entertainment, Inc.*	4,900	372,596
NetEase, Inc. (China), ADR(a)	5,650	427,140
Nintendo Co. Ltd. (Japan)	31,000	1,250,363
Spotify Technology SA*	4,400	379,720
Walt Disney Co. (The)*	24,300	2,292,219
		6,008,618
Equity Real Estate Investment Trusts (REITs) — 7.4%
Agree Realty Corp.(a)	66,745	4,510,627
Alexandria Real Estate Equities, Inc.	2,064	289,352
American Homes 4 Rent (Class A Stock)	96,546	3,167,674
American Tower Corp.	2,500	536,750
Americold Realty Trust, Inc.(a)	226,143	5,563,118
AvalonBay Communities, Inc.	2,186	402,639
Boston Properties, Inc.	11,045	828,044
Brixmor Property Group, Inc.	102,410	1,891,513
Camden Property Trust	35,630	4,256,004
Community Healthcare Trust, Inc.	79,290	2,596,748
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Cousins Properties, Inc.	1,582	$36,940
CubeSmart	87,778	3,516,387
Dexus (Australia)	21,708	107,988
Digital Realty Trust, Inc.(a)	72,167	7,157,523
Duke Realty Corp.	15,277	736,351
Equinix, Inc.	9,679	5,505,802
Equity LifeStyle Properties, Inc.	83,795	5,265,678
Equity Residential	164,422	11,052,447
Essential Properties Realty Trust, Inc.	155,012	3,014,983
Essex Property Trust, Inc.	8,179	1,981,199
Extra Space Storage, Inc.	6,318	1,091,182
First Industrial Realty Trust, Inc.	5,527	247,665
Gaming & Leisure Properties, Inc.	2,521	111,529
Goodman Group (Australia)	141,036	1,425,425
Healthcare Realty Trust, Inc.	243,213	5,070,991
Highwoods Properties, Inc.(a)	4,000	107,840
Host Hotels & Resorts, Inc.	175,999	2,794,864
Hudson Pacific Properties, Inc.	8,400	91,980
Independence Realty Trust, Inc.(a)	183,222	3,065,304
Invitation Homes, Inc.	57,756	1,950,420
Iron Mountain, Inc.(a)	8,700	382,539
Kimco Realty Corp.	162,794	2,997,038
Kite Realty Group Trust	102,370	1,762,811
Klepierre SA (France)*	51,425	894,038
Life Storage, Inc.	18,316	2,028,680
Mapletree Pan Asia Commercial Trust (Singapore)	104,000	123,817
Mid-America Apartment Communities, Inc.	6,418	995,239
National Retail Properties, Inc.	74,392	2,965,265
NETSTREIT Corp.(a)	157,305	2,801,602
Omega Healthcare Investors, Inc.(a)	94,765	2,794,620
Prologis, Inc.	199,382	20,257,211
Public Storage	33,126	9,699,624
Realty Income Corp.(a)	74,587	4,340,963
Regency Centers Corp.	43,963	2,367,408
Rexford Industrial Realty, Inc.	11,012	572,624
SBA Communications Corp.	4,799	1,366,035
Simon Property Group, Inc.	14,714	1,320,582
Spirit Realty Capital, Inc.	110,945	4,011,771
Stockland (Australia)	45,575	95,380
Sun Communities, Inc.	45,615	6,173,078
UDR, Inc.	157,085	6,552,015
Ventas, Inc.	21,700	871,689
VICI Properties, Inc.(a)	68,331	2,039,680
Vicinity Centres (Australia)	93,400	104,139
Welltower, Inc.	205,524	13,219,304
Weyerhaeuser Co.	16,300	465,528
		169,577,647
Food & Staples Retailing — 0.4%
Aeon Co. Ltd. (Japan)	50	934
Albertson’s Cos., Inc. (Class A Stock)	32,300	802,978
Alimentation Couche-Tard, Inc. (Canada)	59	2,375
BIM Birlesik Magazalar A/S (Turkey)	39,400	245,466
Carrefour SA (France)	15,593	216,261

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Coles Group Ltd. (Australia)	25,284	$266,553
Costco Wholesale Corp.	4,809	2,271,146
Empire Co. Ltd. (Canada) (Class A Stock)	12	299
Endeavour Group Ltd. (Australia)	101	454
George Weston Ltd. (Canada)	6	628
HelloFresh SE (Germany)*	14	293
J Sainsbury PLC (United Kingdom)	135	261
Jeronimo Martins SGPS SA (Portugal)	21	391
Kesko OYJ (Finland) (Class B Stock)	7,527	140,431
Kobe Bussan Co. Ltd. (Japan)	12	289
Koninklijke Ahold Delhaize NV (Netherlands)	92,111	2,346,200
Kroger Co. (The)	1,948	85,225
Loblaw Cos. Ltd. (Canada)	6,736	533,379
Metro, Inc. (Canada)	16	801
Ocado Group PLC (United Kingdom)*	45	234
Seven & i Holdings Co. Ltd. (Japan)	52	2,089
Sysco Corp.	3,166	223,868
Tesco PLC (United Kingdom)	270,313	620,388
Walgreens Boots Alliance, Inc.	52	1,633
Wal-Mart de Mexico SAB de CV (Mexico)	104,224	366,035
Walmart, Inc.	10,234	1,327,350
Welcia Holdings Co. Ltd. (Japan)	7	148
Woolworths Group Ltd. (Australia)	27,894	606,155
		10,062,264
Food Products — 0.6%
Ajinomoto Co., Inc. (Japan)	35	957
Archer-Daniels-Midland Co.	9,738	783,422
Associated British Foods PLC (United Kingdom)	28	391
Bunge Ltd.	2,111	174,305
Campbell Soup Co.	16	754
Conagra Brands, Inc.	33	1,077
Danone SA (France)	46	2,175
Darling Ingredients, Inc.*	1,655	109,478
General Mills, Inc.	1,193	91,396
Gruma SAB de CV (Mexico) (Class B Stock)	16,738	159,389
Hershey Co. (The)	3,588	791,046
Hormel Foods Corp.	20	909
Inghams Group Ltd. (Australia)	92,634	140,999
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	24,200	111,525
J.M. Smucker Co. (The)	7	962
JDE Peet’s NV (Netherlands)	8	234
Kellogg Co.	17	1,184
Kerry Group PLC (Ireland) (Class A Stock)	11	980
Kikkoman Corp. (Japan)	11	624
Kraft Heinz Co. (The)	18,051	602,001
Lamb Weston Holdings, Inc.(a)	7,621	589,713
McCormick & Co., Inc.	17	1,212
MEIJI Holdings Co. Ltd. (Japan)	9	399
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	96	$5,264
Mowi ASA (Norway)	6,206	78,937
Nestle SA	49,713	5,376,825
Nisshin Seifun Group, Inc. (Japan)	15	151
Nissin Foods Holdings Co. Ltd. (Japan)	5	347
Orkla ASA (Norway)	16,838	122,401
Pilgrim’s Pride Corp.*	30,900	711,318
Post Holdings, Inc.*	3,000	245,730
Salmar ASA (Norway)	4	135
Saputo, Inc. (Canada)	19	453
Tyson Foods, Inc. (Class A Stock)	16,020	1,056,199
Viscofan SA (Spain)	2,042	111,628
WH Group Ltd. (Hong Kong), 144A	443,120	278,695
Wilmar International Ltd. (China)	570,943	1,518,930
Yakult Honsha Co. Ltd. (Japan)	10	581
		13,072,726
Gas Utilities — 0.1%
AltaGas Ltd. (Canada)	51	976
APA Group (Australia)	197	1,212
Atmos Energy Corp.	22	2,241
Enagas SA (Spain)	45	697
Hong Kong & China Gas Co. Ltd. (Hong Kong)	1,883	1,659
National Fuel Gas Co.	4,200	258,510
Naturgy Energy Group SA (Spain)	26	601
Osaka Gas Co. Ltd. (Japan)	9,661	145,649
Snam SpA (Italy)	52,594	212,581
Tokyo Gas Co. Ltd. (Japan)	8,464	142,881
UGI Corp.	12,735	411,723
		1,178,730
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	23,357	2,260,023
ABIOMED, Inc.*	2	491
Alcon, Inc. (Switzerland)	14,246	827,485
Align Technology, Inc.*	3	621
Asahi Intecc Co. Ltd. (Japan)	10	159
Baxter International, Inc.	20,220	1,089,049
Becton, Dickinson & Co.	11	2,451
BioMerieux (France)	2	158
Boston Scientific Corp.*	7,382	285,905
Carl Zeiss Meditec AG (Germany)	2	208
Cochlear Ltd. (Australia)	3	373
Coloplast A/S (Denmark) (Class B Stock)	5	508
Cooper Cos., Inc. (The)	2	528
Demant A/S (Denmark)*	4	99
DENTSPLY SIRONA, Inc.	10	284
Dexcom, Inc.*	17	1,369
DiaSorin SpA (Italy)	1	112
Edwards Lifesciences Corp.*	12,925	1,067,993
Envista Holdings Corp.*(a)	2,800	91,868
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	26	270
Getinge AB (Sweden) (Class B Stock)	10	171

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
GN Store Nord A/S (Denmark)	6	$105
Hologic, Inc.*	11	710
IDEXX Laboratories, Inc.*	4	1,303
Insulet Corp.*	3	688
Integra LifeSciences Holdings Corp.*	838	35,498
Intuitive Surgical, Inc.*	618	115,838
Koninklijke Philips NV (Netherlands)	40	616
Masimo Corp.*	2	282
Medtronic PLC	22,253	1,796,930
Menicon Co. Ltd. (Japan)	39,005	799,996
Novocure Ltd.*	4	304
Olympus Corp. (Japan)	39,549	760,833
ResMed, Inc.	5	1,092
Siemens Healthineers AG (Germany), 144A	12	515
Smith & Nephew PLC (United Kingdom)	39	450
Sonova Holding AG (Switzerland)	2	440
STERIS PLC	4	665
Straumann Holding AG (Switzerland)	5	457
Stryker Corp.	352	71,294
Sysmex Corp. (Japan)	7	374
Teleflex, Inc.	2	403
Terumo Corp. (Japan)	28	787
Zimmer Biomet Holdings, Inc.	9,708	1,014,971
		10,234,676
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.*	1,357	106,090
AmerisourceBergen Corp.	6	812
Amplifon SpA (Italy)	5	130
Cardinal Health, Inc.	12	800
Centene Corp.*	3,668	285,407
Cigna Corp.	4,038	1,120,424
CVS Health Corp.	18,652	1,778,841
DaVita, Inc.*	3	248
Elevance Health, Inc.	3,609	1,639,352
Fresenius Medical Care AG & Co. KGaA (Germany)	9	254
Fresenius SE & Co. KGaA (Germany)	9,007	191,986
HCA Healthcare, Inc.	10	1,838
Henry Schein, Inc.*	6	395
Humana, Inc.	5	2,426
Laboratory Corp. of America Holdings	4	819
McKesson Corp.	2,306	783,740
Medipal Holdings Corp. (Japan)	16,600	211,108
Molina Healthcare, Inc.*	845	278,715
Quest Diagnostics, Inc.	5	613
Ramsay Health Care Ltd. (Australia)	8	294
Sonic Healthcare Ltd. (Australia)	116,725	2,276,745
UnitedHealth Group, Inc.	10,942	5,526,148
Universal Health Services, Inc. (Class B Stock)	3	265
		14,207,450
Health Care Technology — 0.0%
M3, Inc. (Japan)	19	531
	Shares	Value

Common Stocks (continued)
Health Care Technology (cont’d.)
Teladoc Health, Inc.*	8	$203
Veeva Systems, Inc. (Class A Stock)*	5	824
		1,558
Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd. (Australia)	43,176	910,435
Booking Holdings, Inc.*	420	690,148
Chipotle Mexican Grill, Inc.*	750	1,127,070
Churchill Downs, Inc.	205	37,751
Compass Group PLC (United Kingdom)	224,449	4,469,324
Evolution AB (Sweden), 144A	3,246	256,588
Greggs PLC (United Kingdom)	11,478	216,820
Hilton Worldwide Holdings, Inc.	5,200	627,224
InterContinental Hotels Group PLC (United Kingdom)	3,723	179,307
La Francaise des Jeux SAEM (France), 144A	8,253	244,816
Lottery Corp. Ltd. (The) (Australia)*	64,494	172,841
Marriott International, Inc. (Class A Stock)	9,596	1,344,783
McDonald’s Corp.	6,504	1,500,733
Oriental Land Co. Ltd. (Japan)	13,700	1,858,115
Penn Entertainment, Inc.*(a)	1,353	37,221
Sodexo SA (France)	2,398	180,091
Starbucks Corp.	17,500	1,474,550
Tabcorp Holdings Ltd. (Australia)	143,494	86,051
Whitbread PLC (United Kingdom)	12,618	319,847
		15,733,715
Household Durables — 0.1%
Mohawk Industries, Inc.*	2,800	255,332
Sekisui House Ltd. (Japan)	13,500	223,591
Sony Group Corp. (Japan)	6,400	412,253
Toll Brothers, Inc.	7,835	329,070
Zhejiang Supor Co. Ltd. (China) (Class A Stock)	15,300	98,713
		1,318,959
Household Products — 0.3%
Church & Dwight Co., Inc.	16	1,143
Clorox Co. (The)	8	1,027
Colgate-Palmolive Co.	55	3,864
Essity AB (Sweden) (Class B Stock)	46	909
Henkel AG & Co. KGaA (Germany)	2,669	151,261
Kimberly-Clark Corp.	10,524	1,184,371
Procter & Gamble Co. (The)	23,848	3,010,810
Reckitt Benckiser Group PLC (United Kingdom)	33,409	2,214,399
Unicharm Corp. (Japan)	28	918
		6,568,702
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	32,509	734,703
Brookfield Renewable Corp. (Class A Stock)	23	752
EDP Renovaveis SA (Spain)	47	967

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Meridian Energy Ltd. (New Zealand)	233	$625
Northland Power, Inc. (Canada)	37	1,083
RWE AG (Germany)	107	3,933
Uniper SE (Germany)	19	72
Vistra Corp.	72	1,512
		743,647
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. (United Kingdom)	68,000	374,425
DCC PLC (United Kingdom)	2,200	114,252
Hitachi Ltd. (Japan)	8,300	353,216
Honeywell International, Inc.	10,900	1,819,973
Jardine Matheson Holdings Ltd. (Hong Kong)	37,400	1,890,868
Smiths Group PLC (United Kingdom)	55,312	921,331
		5,474,065
Insurance — 1.1%
Ageas SA/NV (Belgium)	4,602	167,843
AIA Group Ltd. (Hong Kong)	48,400	402,974
American International Group, Inc.	19,800	940,104
Aon PLC (Class A Stock)	700	187,509
Arch Capital Group Ltd.*	2,500	113,850
AXA SA (France)	69,471	1,516,755
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	304,200	558,624
Chubb Ltd.	10,700	1,946,116
Dai-ichi Life Holdings, Inc. (Japan)	136,200	2,165,624
Fairfax Financial Holdings Ltd. (Canada)	760	347,107
Gjensidige Forsikring ASA (Norway)	5,880	100,896
Hartford Financial Services Group, Inc. (The)	1,500	92,910
iA Financial Corp., Inc. (Canada)	4,232	215,039
Japan Post Holdings Co. Ltd. (Japan)	51,900	343,848
Japan Post Insurance Co. Ltd. (Japan)	121,700	1,704,541
Manulife Financial Corp. (Canada)	36,753	576,831
Marsh & McLennan Cos., Inc.	8,076	1,205,666
Medibank Private Ltd. (Australia)	64,957	145,189
MetLife, Inc.	10,732	652,291
MS&AD Insurance Group Holdings, Inc. (Japan)	60,200	1,594,260
NN Group NV (Netherlands)	55,690	2,166,004
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	113,000	563,734
Poste Italiane SpA (Italy), 144A	55,901	422,332
Progressive Corp. (The)	12,857	1,494,112
Reinsurance Group of America, Inc.	5,400	679,374
Sampo OYJ (Finland) (Class A Stock)	32,629	1,392,985
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,110	397,764
Sompo Holdings, Inc. (Japan)	13,900	556,158
Suncorp Group Ltd. (Australia)	26,973	174,056
Tokio Marine Holdings, Inc. (Japan)	8,400	149,294
Unum Group	7,600	294,880
Willis Towers Watson PLC	219	44,006
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	3,388	$1,350,629
		24,663,305
Interactive Media & Services — 0.6%
Alphabet, Inc. (Class A Stock)*	56,851	5,437,798
Alphabet, Inc. (Class C Stock)*	43,400	4,172,910
carsales.com Ltd. (Australia)	14,159	168,893
Meta Platforms, Inc. (Class A Stock)*	27,709	3,759,557
Snap, Inc. (Class A Stock)*	2,549	25,031
Tencent Holdings Ltd. (China)	14,600	493,134
		14,057,323
Internet & Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd. (China)*	37,100	370,233
Amazon.com, Inc.*	80,847	9,135,711
JD.com, Inc. (China), ADR(a)	3,807	191,492
JD.com, Inc. (China) (Class A Stock)	9,395	237,019
MercadoLibre, Inc. (Brazil)*	2,274	1,882,372
ZOZO, Inc. (Japan)	13,900	278,245
		12,095,072
IT Services — 1.0%
Accenture PLC (Class A Stock)	3,800	977,740
Adyen NV (Netherlands), 144A*	1,006	1,254,645
Amadeus IT Group SA (Spain)*	6,520	302,284
Automatic Data Processing, Inc.	7,500	1,696,425
Broadridge Financial Solutions, Inc.	1,800	259,776
Capgemini SE (France)	14,864	2,379,734
Cognizant Technology Solutions Corp. (Class A Stock)	7,000	402,080
Computershare Ltd. (Australia)	90,946	1,450,596
Concentrix Corp.	1,000	111,630
Dlocal Ltd. (Uruguay)*(a)	27,013	554,307
EPAM Systems, Inc.*	2,500	905,475
Fiserv, Inc.*	4,900	458,493
Fujitsu Ltd. (Japan)	4,200	460,538
Gartner, Inc.*	284	78,580
Globant SA*(a)	6,515	1,218,826
GMO Payment Gateway, Inc. (Japan)	3,313	227,110
GoDaddy, Inc. (Class A Stock)*	7,700	545,776
International Business Machines Corp.	14,112	1,676,647
Kyndryl Holdings, Inc.*	9,000	74,430
Mastercard, Inc. (Class A Stock)	12,776	3,632,728
Nomura Research Institute Ltd. (Japan)	7,400	180,732
NTT Data Corp. (Japan)	90,200	1,165,123
Otsuka Corp. (Japan)	3,200	99,800
Shift4 Payments, Inc. (Class A Stock)*	756	33,725
Snowflake, Inc. (Class A Stock)*	198	33,652
SS&C Technologies Holdings, Inc.	2,500	119,375
TIS, Inc. (Japan)	4,500	119,474
VeriSign, Inc.*	800	138,960
Visa, Inc. (Class A Stock)(a)	16,553	2,940,640
		23,499,301
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	4,400	286,740

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Leisure Products (cont’d.)
Sankyo Co. Ltd. (Japan)	12,100	$366,347
Sega Sammy Holdings, Inc. (Japan)	7,600	103,509
Shimano, Inc. (Japan)	1,400	219,051
		975,647
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	7,311	888,652
Avantor, Inc.*	33,027	647,329
Bachem Holding AG (Switzerland)	1	63
Bio-Rad Laboratories, Inc. (Class A Stock)*	1	417
Bio-Techne Corp.	2	568
Charles River Laboratories International, Inc.*	2	394
Danaher Corp.	2,727	704,357
Eurofins Scientific SE (Luxembourg)	8,355	495,989
ICON PLC*	4,196	771,141
Illumina, Inc.*	6	1,145
IQVIA Holdings, Inc.*	5,207	943,196
Lonza Group AG (Switzerland)	1,396	679,700
Mettler-Toledo International, Inc.*	1	1,084
PerkinElmer, Inc.	6	722
QIAGEN NV*	10	416
Sartorius Stedim Biotech (France)	1	307
Sotera Health Co.*	13,600	92,752
Thermo Fisher Scientific, Inc.	2,311	1,172,116
Waters Corp.*	3	809
West Pharmaceutical Services, Inc.	3	738
		6,401,895
Machinery — 0.6%
Aalberts NV (Netherlands)	8,516	277,733
AGCO Corp.	7,600	730,892
Alfa Laval AB (Sweden)	5,475	135,764
Atlas Copco AB (Sweden) (Class A Stock)	59,863	556,388
Atlas Copco AB (Sweden) (Class B Stock)	40,480	335,539
Caterpillar, Inc.	3,530	579,202
Daimler Truck Holding AG (Germany)*	4,500	101,734
Deere & Co.	1,608	536,895
Epiroc AB (Sweden) (Class A Stock)	37,923	542,508
Esab Corp.(a)	10,900	363,624
FANUC Corp. (Japan)	4,200	589,740
GEA Group AG (Germany)	25,024	809,851
Haitian International Holdings Ltd. (China)	53,000	100,297
Hitachi Construction Machinery Co. Ltd. (Japan)	79,600	1,479,346
Hoshizaki Corp. (Japan)	14,600	407,200
IDEX Corp.	2,400	479,640
Komatsu Ltd. (Japan)	21,600	393,299
MISUMI Group, Inc. (Japan)	6,300	135,654
Mitsubishi Heavy Industries Ltd. (Japan)	7,000	232,815
NGK Insulators Ltd. (Japan)	7,300	90,861
OSG Corp. (Japan)	23,100	285,735
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Otis Worldwide Corp.	2,355	$150,249
PACCAR, Inc.	13,100	1,096,339
Parker-Hannifin Corp.	4,500	1,090,395
SMC Corp. (Japan)	2,200	895,335
Spirax-Sarco Engineering PLC (United Kingdom)	1,150	132,196
Timken Co. (The)	2,700	159,408
Toyota Industries Corp. (Japan)	2,900	138,535
VAT Group AG (Switzerland), 144A	576	116,887
Volvo AB (Sweden) (Class B Stock)	31,652	447,907
Westinghouse Air Brake Technologies Corp.	935	76,062
		13,468,030
Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	82	144,875
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,057	1,920,811
Kuehne + Nagel International AG (Switzerland)	5,957	1,213,035
Nippon Yusen KK (Japan)	9,900	168,041
SITC International Holdings Co. Ltd. (China)	575,000	1,054,512
ZIM Integrated Shipping Services Ltd. (Israel)(a)	4,000	94,000
		4,595,274
Media — 0.2%
Comcast Corp. (Class A Stock)	49,100	1,440,103
Dentsu Group, Inc. (Japan)	4,200	119,396
Fox Corp. (Class A Stock)	4,800	147,264
Informa PLC (United Kingdom)	31,896	182,314
Publicis Groupe SA (France)	25,409	1,203,947
WPP PLC (United Kingdom)	161,823	1,335,880
		4,428,904
Metals & Mining — 0.5%
ArcelorMittal SA (Luxembourg)	80,194	1,595,725
Barrick Gold Corp. (Canada)	7,210	111,755
BHP Group Ltd. (Australia)	103,058	2,561,829
BlueScope Steel Ltd. (Australia)	195,160	1,895,324
Fortescue Metals Group Ltd. (Australia)	43,496	466,945
Glencore PLC (Australia)	363,016	1,907,655
Nippon Steel Corp. (Japan)	16,800	233,155
Norsk Hydro ASA (Norway)	38,144	204,678
Rio Tinto Ltd. (Australia)	7,760	469,421
Rio Tinto PLC (Australia)	19,585	1,059,664
South32 Ltd. (Australia)	99,352	235,853
Steel Dynamics, Inc.	9,700	688,215
Sumitomo Metal Mining Co. Ltd. (Japan)	5,200	149,014
		11,579,233
Multiline Retail — 0.1%
Dollar General Corp.	8,432	2,022,500
Dollarama, Inc. (Canada)	2,922	167,745

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Multiline Retail (cont’d.)
Macy’s, Inc.	38,800	$607,996
		2,798,241
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp. (Canada)	110	1,202
Ameren Corp.	42	3,383
Canadian Utilities Ltd. (Canada) (Class A Stock)	23	598
CenterPoint Energy, Inc.(a)	31,093	876,201
CMS Energy Corp.	8,520	496,205
Consolidated Edison, Inc.	57	4,888
Dominion Energy, Inc.	2,760	190,744
DTE Energy Co.	8,249	949,047
E.ON SE (Germany)	352,970	2,711,789
Engie SA (France)	171,157	1,969,998
National Grid PLC (United Kingdom)	605	6,228
NiSource, Inc.	66	1,662
Public Service Enterprise Group, Inc.	82	4,611
Sempra Energy	8,651	1,297,131
Veolia Environnement SA (France)	112	2,141
WEC Energy Group, Inc.	52	4,650
		8,520,478
Oil, Gas & Consumable Fuels — 1.4%
BP PLC (United Kingdom)	376,499	1,799,059
Canadian Natural Resources Ltd. (Canada)	2,149	100,033
Cenovus Energy, Inc. (Canada)	20,434	313,903
Cheniere Energy, Inc.	9,688	1,607,336
Chevron Corp.	16,775	2,410,064
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,026,000	438,130
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	116,500	346,664
ConocoPhillips	25,712	2,631,366
Coterra Energy, Inc.	2,169	56,654
Devon Energy Corp.	1,741	104,686
Diamondback Energy, Inc.	5,946	716,255
Enbridge, Inc. (Canada)(a)	10,379	385,061
Eni SpA (Italy)	280,518	2,981,541
Equinor ASA (Norway)	76,416	2,520,103
Exxon Mobil Corp.	41,602	3,632,271
Inpex Corp. (Japan)	182,000	1,697,530
LUKOIL PJSC (Russia), ADR^	7,425	1
Marathon Oil Corp.	2,022	45,657
Marathon Petroleum Corp.	1,400	139,062
Ovintiv, Inc.	12,800	588,800
PDC Energy, Inc.	1,226	70,850
Phillips 66	3,700	298,664
Pioneer Natural Resources Co.(a)	5,541	1,199,793
Repsol SA (Spain)	10,189	117,074
Shell PLC (Netherlands)	144,568	3,586,433
Suncor Energy, Inc. (Canada)	22,481	633,084
TotalEnergies SE (France)	51,129	2,398,696
Valero Energy Corp.	14,022	1,498,251
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	12,963	$371,131
		32,688,152
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	109,500	406,316
Stora Enso OYJ (Finland) (Class R Stock)	15,624	198,479
		604,795
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	3,043	214,559
Beiersdorf AG (Germany)	7	688
Estee Lauder Cos., Inc. (The) (Class A Stock)	15	3,239
Haleon PLC (United Kingdom)*	107,929	336,519
Kao Corp. (Japan)	12,633	514,041
Kobayashi Pharmaceutical Co. Ltd. (Japan)	4	234
Kose Corp. (Japan)	3	309
L’Oreal SA (France)	11,214	3,585,588
Shiseido Co. Ltd. (Japan)	28	981
Unilever PLC (United Kingdom)	72,545	3,187,617
		7,843,775
Pharmaceuticals — 2.2%
Astellas Pharma, Inc. (Japan)	35,575	471,273
AstraZeneca PLC (United Kingdom)	30,687	3,373,406
AstraZeneca PLC (United Kingdom), ADR	7,815	428,575
Bausch Health Cos., Inc.*	12	83
Bayer AG (Germany)	44,003	2,027,418
Bristol-Myers Squibb Co.	51,136	3,635,258
Catalent, Inc.*	7	506
Chugai Pharmaceutical Co. Ltd. (Japan)	17,229	430,434
Daiichi Sankyo Co. Ltd. (Japan)	71	1,984
Eisai Co. Ltd. (Japan)	5,211	279,617
Elanco Animal Health, Inc.*	19	236
Eli Lilly & Co.	7,828	2,531,184
GSK PLC	186,407	2,692,222
Hikma Pharmaceuticals PLC (Jordan)	8	121
Ipsen SA (France)	19,966	1,847,856
Jazz Pharmaceuticals PLC*	4,403	586,876
Johnson & Johnson	17,003	2,777,610
Kalbe Farma Tbk PT (Indonesia)	1,022,500	122,642
Kyowa Kirin Co. Ltd. (Japan)	15,112	347,458
Merck & Co., Inc.	27,345	2,354,951
Merck KGaA (Germany)	2,485	402,274
Nippon Shinyaku Co. Ltd. (Japan)	2	102
Novartis AG (Switzerland)	43,763	3,336,359
Novo Nordisk A/S (Denmark), ADR	382	38,059
Novo Nordisk A/S (Denmark) (Class B Stock)	70,607	7,033,714
Ono Pharmaceutical Co. Ltd. (Japan)	34,716	810,922
Orion OYJ (Finland) (Class B Stock)	5	211
Otsuka Holdings Co. Ltd. (Japan)	17	538
Pfizer, Inc.	66,423	2,906,670

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Recordati Industria Chimica e Farmaceutica SpA (Italy)	5	$183
Roche Holding AG	23,854	7,765,259
Roche Holding AG (Bearer Shares)	1	391
Royalty Pharma PLC (Class A Stock)	15	603
Sanofi (France)	47,257	3,598,456
Santen Pharmaceutical Co. Ltd. (Japan)	65,500	440,254
Shionogi & Co. Ltd. (Japan)	5,212	251,709
Takeda Pharmaceutical Co. Ltd. (Japan)	34,758	902,589
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	52	420
UCB SA (Belgium)	6	416
Viatris, Inc.	53	452
Zoetis, Inc.	18	2,669
		51,401,960
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	5,395	498,228
CoStar Group, Inc.*	16,500	1,149,225
Experian PLC (United Kingdom)	8,166	239,040
KBR, Inc.	1,693	73,172
Leidos Holdings, Inc.	3,920	342,882
Persol Holdings Co. Ltd. (Japan)	19,300	357,020
Randstad NV (Netherlands)	2,524	108,938
RELX PLC (United Kingdom)	40,090	979,629
Wolters Kluwer NV (Netherlands)	27,950	2,721,593
		6,469,727
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	178,000	129,640
Capitaland Investment Ltd. (Singapore)	62,500	150,367
City Developments Ltd. (Singapore)	100,500	529,648
CK Asset Holdings Ltd. (Hong Kong)	155,500	933,527
Daito Trust Construction Co. Ltd. (Japan)	1,500	140,313
Emaar Properties PJSC (United Arab Emirates)	179,969	282,394
LEG Immobilien SE (Germany)	4,251	253,741
New World Development Co. Ltd. (Hong Kong)	37,000	105,083
UOL Group Ltd. (Singapore)	22,700	104,436
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	30,000	136,002
		2,765,151
Road & Rail — 0.2%
J.B. Hunt Transport Services, Inc.	204	31,909
Norfolk Southern Corp.	1,389	291,204
Ryder System, Inc.	4,100	309,509
Sankyu, Inc. (Japan)	9,500	275,890
TFI International, Inc. (Canada)(a)	1,819	164,583
Uber Technologies, Inc.*	4,956	131,334
Union Pacific Corp.	9,296	1,811,047
	Shares	Value

Common Stocks (continued)
Road & Rail (cont’d.)
XPO Logistics, Inc.*(a)	14,400	$641,088
		3,656,564
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.*	5,841	370,086
Advantest Corp. (Japan)	5,400	249,376
ASML Holding NV (Netherlands) (XAMS)	10,724	4,442,729
ASML Holding NV (Netherlands) (XNGS)	154	63,964
Broadcom, Inc.	5,832	2,589,466
Enphase Energy, Inc.*	4,960	1,376,251
First Solar, Inc.*	800	105,816
Infineon Technologies AG (Germany)	29,016	634,987
Intel Corp.	67,100	1,729,167
Lattice Semiconductor Corp.*	13,400	659,414
Microchip Technology, Inc.	18,400	1,122,952
Micron Technology, Inc.	6,600	330,660
MKS Instruments, Inc.	4,800	396,672
Novatek Microelectronics Corp. (Taiwan)	17,000	116,350
NVIDIA Corp.	14,122	1,714,270
NXP Semiconductors NV (China)	5,278	778,558
QUALCOMM, Inc.	14,944	1,688,373
Rohm Co. Ltd. (Japan)	10,200	668,470
STMicroelectronics NV (Singapore)	28,145	874,670
SUMCO Corp. (Japan)	7,900	92,043
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	28,083	1,925,370
Teradyne, Inc.	1,435	107,840
Texas Instruments, Inc.	3,100	479,818
		22,517,302
Software — 1.6%
Adobe, Inc.*	5,100	1,403,520
Atlassian Corp. PLC (Class A Stock)*	7,321	1,541,729
Autodesk, Inc.*	6,000	1,120,800
Cadence Design Systems, Inc.*	8,000	1,307,440
Check Point Software Technologies Ltd. (Israel)*	4,452	498,713
Constellation Software, Inc. (Canada)	454	631,722
Crowdstrike Holdings, Inc. (Class A Stock)*	6,600	1,087,746
CyberArk Software Ltd.*	5,715	856,907
Dassault Systemes SE (France)	107,158	3,699,638
Intuit, Inc.	300	116,196
Microsoft Corp.	70,922	16,517,734
Nice Ltd. (Israel)*	750	141,130
Oracle Corp.	14,100	861,087
Paycom Software, Inc.*	3,300	1,088,967
Paylocity Holding Corp.*	1,600	386,528
Roper Technologies, Inc.	900	323,676
Salesforce, Inc.*	8,300	1,193,872
SAP SE (Germany)	2,605	212,295
ServiceNow, Inc.*	600	226,566
Smartsheet, Inc. (Class A Stock)*	984	33,810
Synopsys, Inc.*	4,300	1,313,693

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Trend Micro, Inc. (Japan)	2,900	$156,202
WiseTech Global Ltd. (Australia)	29,695	970,211
		35,690,182
Specialty Retail — 0.5%
AutoNation, Inc.*(a)	3,300	336,171
Bath & Body Works, Inc.	11,300	368,380
Best Buy Co., Inc.	1,400	88,676
Chow Tai Fook Jewellery Group Ltd. (China)	674,800	1,268,204
Fast Retailing Co. Ltd. (Japan)	1,200	635,933
Home Depot, Inc. (The)	9,300	2,566,242
Industria de Diseno Textil SA (Spain)	70,174	1,448,155
JD Sports Fashion PLC (United Kingdom)	1,001,772	1,103,631
Lithia Motors, Inc.	1,300	278,915
Lowe’s Cos., Inc.	3,344	628,037
O’Reilly Automotive, Inc.*	355	249,689
Penske Automotive Group, Inc.(a)	4,600	452,778
TJX Cos., Inc. (The)	6,200	385,144
Ulta Beauty, Inc.*	1,700	682,023
USS Co. Ltd. (Japan)	55,000	849,427
		11,341,405
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	133,782	18,488,672
Brother Industries Ltd. (Japan)	14,700	253,966
Dell Technologies, Inc. (Class C Stock)	16,900	577,473
Pure Storage, Inc. (Class A Stock)*	24,200	662,354
Samsung Electronics Co. Ltd. (South Korea)	17,374	637,960
Seiko Epson Corp. (Japan)	7,800	106,505
		20,726,930
Textiles, Apparel & Luxury Goods — 0.8%
Brunello Cucinelli SpA (Italy)	11,794	570,371
Burberry Group PLC (United Kingdom)	16,752	334,629
Capri Holdings Ltd.*	2,200	84,568
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	36,065	3,404,371
Deckers Outdoor Corp.*	1,000	312,610
Hermes International (France)	3,806	4,476,314
Lululemon Athletica, Inc.*	6,473	1,809,592
LVMH Moet Hennessy Louis Vuitton SE (France)	11,833	6,976,439
Moncler SpA (Italy)	4,384	178,975
NIKE, Inc. (Class B Stock)	4,238	352,263
PVH Corp.	11,500	515,200
Ralph Lauren Corp.(a)	387	32,868
		19,048,200
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	112,935	4,049,571
Imperial Brands PLC (United Kingdom)	42,928	882,723
Japan Tobacco, Inc. (Japan)	138,100	2,269,364
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	18,500	$1,535,685
		8,737,343
Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	35,395	1,589,583
Brenntag SE (Germany)	6,910	417,723
Bunzl PLC (United Kingdom)	8,930	272,838
Core & Main, Inc. (Class A Stock)*	1,577	35,861
Howden Joinery Group PLC (United Kingdom)	50,246	280,702
IMCD NV (Netherlands)	1,512	179,265
ITOCHU Corp. (Japan)	4,800	115,862
Marubeni Corp. (Japan)	231,300	2,018,207
Mitsubishi Corp. (Japan)	27,600	754,866
Mitsui & Co. Ltd. (Japan)	114,300	2,432,279
Sumitomo Corp. (Japan)	172,400	2,129,895
Toromont Industries Ltd. (Canada)	5,823	405,357
Univar Solutions, Inc.*	23,400	532,116
WESCO International, Inc.*	6,900	823,722
		11,988,276
Water Utilities — 0.0%
American Water Works Co., Inc.	30	3,904
Essential Utilities, Inc.	9,139	378,172
Severn Trent PLC (United Kingdom)	42	1,098
United Utilities Group PLC (United Kingdom)	112	1,106
		384,280
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	24,187	707,138
Rogers Communications, Inc. (Canada) (Class B Stock)	6,430	247,812
Rogers Communications, Inc. (Canada) (Class B Stock)	108	4,160
SoftBank Corp. (Japan)	872	8,708
SoftBank Group Corp. (Japan)	79,065	2,679,601
Tele2 AB (Sweden) (Class B Stock)	174	1,502
T-Mobile US, Inc.*	2,791	374,468
Vodafone Group PLC (United Kingdom)	278,392	311,576
		4,334,965

Total Common Stocks (cost $979,481,060)		814,298,559
Exchange-Traded Funds — 3.9%
Energy Select Sector SPDR Fund	196,000	14,115,920
Financial Select Sector SPDR Fund(a)	104,000	3,157,440
Invesco Preferred ETF(a)	340,000	4,039,200
iShares Core S&P 500 ETF(a)	84,850	30,431,453
iShares Gold Trust*	110,000	3,468,300
iShares Latin America 40 ETF(a)	112,000	2,656,640
iShares MSCI EAFE ETF(a)	67,611	3,786,892
Vanguard Real Estate ETF	70,000	5,611,900
Vanguard Short-Term Corporate Bond ETF(a)	83,600	6,209,808

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
Vanguard Total Bond Market ETF	201,400	$14,365,862
Vanguard Value ETF	7,300	901,404

Total Exchange-Traded Funds (cost $92,070,733)		88,744,819
Preferred Stocks — 0.2%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	3,382	273,449
Porsche Automobil Holding SE (Germany) (PRFC)	28,921	1,629,499
Volkswagen AG (Germany) (PRFC)	3,588	438,425
		2,341,373
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	13	772
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	6,182	2,138,380
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	91,900	416,368

Total Preferred Stocks (cost $6,097,258)		4,896,893

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.6%
Automobiles — 0.0%
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	75	73,836
Series 2021-01A, Class B
0.500%	02/18/25	44	43,656
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	83	82,514
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	120	119,497
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	100	90,589
			410,092
Collateralized Loan Obligations — 3.5%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
9.210%(c)	07/20/34	210	179,308
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.920%(c)	10/20/34	2,000	1,913,084
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32		1,250	$1,208,728
Series 2021-04A, Class E, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
9.210%(c)	10/20/34		300	248,100
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	10/15/34		4,900	4,699,693
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
4.104%(c)	08/20/32		4,750	4,608,821
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	2,000	1,817,686
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.900%(c)	07/20/34		2,750	2,621,054
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
1.383%(c)	08/26/32	EUR	2,000	1,875,943
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		3,500	3,353,080
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34		650	475,144
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2020-08A, Class FR, 144A, 3 Month LIBOR + 8.050% (Cap N/A, Floor 8.050%)
10.760%(c)	10/20/34		300	240,465
Hayfin US Ltd. (Cayman Islands),
Series 2021-14A, Class E, 144A, 3 Month LIBOR + 7.180% (Cap N/A, Floor 7.180%)
9.890%(c)	07/20/34		490	418,814
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.813%(c)	04/25/31		2,494	2,440,487
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		1,750	1,676,111
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	10/20/34		3,750	3,604,498

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	4,750	$4,554,065
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.980%(c)	10/17/34	4,550	4,359,685
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.940%(c)	10/20/34	500	478,809
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
4.013%(c)	10/23/34	1,000	957,799
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.762%(c)	10/15/34	1,000	960,762
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-44A, Class E, 144A, 3 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
8.740%(c)	10/16/34	450	379,658
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.869%(c)	04/22/30	4,750	4,627,157
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.732%(c)	07/15/34	2,750	2,641,819
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.032%(c)	10/30/30	257	253,452
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	10/15/34	2,000	1,914,191
Series 2021-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.712%(c)	07/15/34	2,500	2,395,467
Peace Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class E, 144A, 3 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
8.710%(c)	10/20/34	370	309,538
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/34	2,000	1,923,888
RR Ltd. (Cayman Islands),
Series 2021-18A, Class D, 144A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 6.250%)
8.762%(c)	10/15/34	360	309,840
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.790%(c)	01/20/32		2,500	$2,433,028
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.852%(c)	01/17/32	EUR	2,000	1,870,285
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34		1,250	1,193,671
Series 2019-01A, Class ASNR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
4.142%(c)	08/16/34		2,750	2,644,234
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	1,250	1,138,145
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/15/34	EUR	2,500	2,276,174
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.920%(c)	10/20/34		2,750	2,633,223
Voya CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.898%(c)	07/19/34		2,750	2,635,029
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.913%(c)	07/24/32		4,750	4,599,897
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34		1,250	1,198,307
				80,069,139
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		166	159,449
Series 2022-X01, Class A, 144A
1.750%	02/15/27		67	65,180
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		61	58,324
Series 2022-A, Class A, 144A
1.710%	02/20/35		215	201,569
Lendmark Funding Trust,
Series 2021-02A, Class C, 144A
3.090%	04/20/32		100	75,861
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31		59	58,539

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	100	$92,846
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	93,322
Series 2021-01, Class C, 144A
1.610%	09/25/30	100	90,433
Series 2021-01, Class D, 144A
2.040%	09/25/30	100	89,607
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	142	135,706
			1,120,836
Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A, 144A
2.250%	02/28/51	129	110,416
Home Equity Loans — 0.0%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
4.059%(c)	12/25/34	346	337,150
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	556	237,056
			574,206
Other — 0.0%
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46	224	191,205
Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
4.928%(c)	12/27/38	355	330,918
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A
2.500%	09/16/69	200	155,532
SMB Private Education Loan Trust,
Series 2021-A, Class D2, 144A
3.860%	01/15/53	279	248,526
			734,976

Total Asset-Backed Securities (cost $89,334,173)			83,210,870
Commercial Mortgage-Backed Securities — 0.2%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	100	96,194
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	100	95,408
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62		12	$10,314
Series 2021-BN32, Class XA
0.889%(cc)	04/15/54		1,077	48,147
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.968%(c)	09/15/38		250	236,632
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.518%(c)	09/15/38		50	46,656
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
5.168%(c)	09/15/38		100	93,428
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class XCP, IO, 144A
2.176%(cc)	09/15/36		6,600	397
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		529	509,945
Series 2015-DC01, Class A4
3.078%	02/10/48		575	555,672
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
7.168%(c)	07/15/32		410	368,533
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52		35	29,743
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
3.899%(c)	08/07/30	GBP	331	351,733
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.830%(cc)	07/25/31		3,197	159,240
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 3.750%)
7.068%(c)	09/15/31		827	322,553
GS Mortgage Securities Corp. Trust,
Series 2018-LUAU, Class G, 144A, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
7.268%(c)	11/15/32		110	101,458
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
4.918%(c)	10/15/36		100	93,058
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
6.368%(c)	10/15/36		120	111,002
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		349	335,772

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.508% (Cap N/A, Floor 8.208%)
11.326%(c)	06/15/35		1,000	$1,000
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 6.750% (Cap N/A, Floor 6.750%)
9.568%(c)	12/15/36		210	113,481
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
5.458%(c)	06/15/38		200	185,793
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		20,085	120,066
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.185%(c)	03/15/39		100	96,983
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
5.635%(c)	03/15/39		250	241,856
Med Trust,
Series 2021-MDLN, Class E, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
5.968%(c)	11/15/38		110	103,550
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A
3.039%(cc)	02/12/40		225	137,916
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
4.766%(c)	10/15/36		411	368,364
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
4.061%(c)	08/17/31	GBP	381	392,461

Total Commercial Mortgage-Backed Securities (cost $7,543,780)				5,327,355
Convertible Bond — 0.0%
Media
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24		410	369,421
(cost $368,335)
Corporate Bonds — 3.5%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		60	53,266
3.250%	02/01/35		30	21,202
3.550%	03/01/38		10	6,840
3.625%	02/01/31		225	186,535
5.705%	05/01/40		45	39,283
5.805%	05/01/50		105	91,371
5.930%	05/01/60		20	17,135
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27(a)		1,242	$1,142,640
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32		45	41,642
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		30	28,083
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		35	27,584
				1,655,581
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		10	7,074
3.125%	06/15/31	EUR	255	204,327
5.800%	02/14/39		60	51,975
5.950%	02/14/49		50	41,463
6.200%	02/14/59		92	79,822
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47		70	46,627
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		185	175,997
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	305	252,575
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		10	8,295
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		825	676,676
				1,544,831
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		11	10,312
5.750%	04/20/29		10	8,725
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		156	157,049
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		110	106,907
4.750%	10/20/28		120	111,600
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		57	55,829
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		205	200,773

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25		48	$48,383
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		350	312,282
4.625%	04/15/29		140	116,256
				1,128,116
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		85	61,222
4.750%	01/15/43		1,106	735,406
6.100%	08/19/32		200	176,305
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/10/29		200	151,993
4.950%	05/28/27(a)		200	178,900
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		100	99,577
6.250%	10/02/43		130	113,156
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		205	166,357
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	130	123,079
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25		45	43,971
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	300	237,147
				2,087,113
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)		354	327,596
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		119	87,480
4.500%	02/15/32		50	36,213
5.625%	06/15/28(a)		150	124,981
				576,270
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	100	60,374
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	1,000	145,986
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	10/17/22(a)(oo)		990	$727,314
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	96,045
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)		200	177,800
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		285	235,289
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		150	121,469
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		130	99,529
4.827%(ff)	07/22/26		55	53,701
5.015%(ff)	07/22/33		25	23,257
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		60	49,249
3.970%(ff)	03/05/29		240	216,534
4.271%(ff)	07/23/29		120	109,478
Sub. Notes
2.482%(ff)	09/21/36		25	18,087
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.450%	04/11/25		50	47,841
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	09/15/23(oo)		200	184,500
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.591%(ff)	01/20/28		245	210,791
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27		250	210,830
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(a)(oo)		525	435,081
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(oo)		420	382,358
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		9	7,594
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		25	22,194
4.075%(ff)	04/23/29(a)		450	407,534
8.125%	07/15/39		150	177,352
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		65	57,946
Sub. Notes
4.400%	06/10/25		185	179,882
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	100	77,608
0.125%	12/01/31	EUR	300	224,441

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	100	$58,004
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.500%(ff)	06/23/26(oo)	GBP	120	121,770
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	200	157,935
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)		800	561,360
7.250%(ff)	09/12/25(oo)		200	153,000
9.750%(ff)	06/23/27(oo)		300	298,500
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	100	58,475
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	355	331,018
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		150	122,897
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	300	251,054
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	1,000	138,770
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		215	165,913
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		110	87,412
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		20	17,089
1.992%(ff)	01/27/32		340	251,530
2.383%(ff)	07/21/32		380	287,049
2.650%(ff)	10/21/32		65	49,802
3.375%	03/27/25	EUR	150	146,242
4.482%(ff)	08/23/28		55	51,662
Sub. Notes
5.150%	05/22/45		60	50,039
6.750%	10/01/37		120	119,905
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)		200	179,250
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	300	272,159
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		285	247,918
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	100	96,508
2.069%(ff)	06/01/29		640	519,572
3.702%(ff)	05/06/30		114	99,697
4.851%(ff)	07/25/28		55	52,771
4.912%(ff)	07/25/33		15	13,853
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	200	$186,780
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	225	160,368
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	100	88,897
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		60	58,258
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		245	198,342
4.431%(ff)	01/23/30		15	13,803
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		35	27,663
Sub. Notes
2.484%(ff)	09/16/36		85	60,908
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	100	98,459
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	738	645,308
Shinhan Bank Co. Ltd. (South Korea),
Sub. Notes, 144A, MTN
4.375%	04/13/32		200	178,598
Societe Generale SA (France),
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	300	249,643
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25		65	59,960
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		300	226,082
Sub. Notes
4.967%(ff)	07/22/33		40	37,524
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.253%	03/23/28		235	215,516
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		365	312,979
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	150	136,792
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		115	94,668
5.013%(ff)	04/04/51		140	120,172
				12,891,938

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	135	$121,709
4.900%	02/01/46	40	34,667
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40	60	50,779
4.439%	10/06/48	20	16,210
4.500%	06/01/50	80	65,780
5.550%	01/23/49	10	9,407
5.800%	01/23/59	40	38,213
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28	25	23,652
3.900%	07/18/32	10	9,251
			369,668
Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	5	3,317
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31	35	25,786
			29,103
Building Materials — 0.0%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
4.250%	02/01/32	10	7,680
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	525	451,165
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31	50	38,809
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	75	57,375
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	225	172,032
			727,061
Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	50	40,336
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51	5	3,193
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	4	3,781
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		161	$119,552
				166,862
Commercial Services — 0.1%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		90	56,352
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	100	91,102
4.250%	09/25/30	GBP	100	104,139
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	880	653,815
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		50	33,111
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		45	38,929
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		70	62,845
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31		30	24,422
4.875%	01/15/28		351	322,035
5.250%	01/15/30		110	99,539
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		70	55,148
				1,541,437
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45		35	27,574
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		250	227,181
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		510	404,927
Diversified Financial Services — 0.2%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	472	425,309
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	06/15/27		250	236,930
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	603	524,174

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A, N/A + 1.550% (Cap 14.500%, Floor N/A)
5.115%(cc)	12/21/65		630	$440,555
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/33		35	32,624
4.950%	06/15/52		40	35,458
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.999%	01/22/32		200	151,310
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		250	226,458
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26(a)		540	490,494
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	374	344,566
2.000%	04/16/31		658	540,098
Gtd. Notes, 144A
1.850%	05/03/32	EUR	197	167,965
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	860	711,308
0.900%	05/20/41	EUR	226	145,123
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	29,790
5.500%	02/15/24		70	68,587
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	100	77,228
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		274	232,140
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	100	89,272
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	147,128
				5,116,517
Electric — 0.3%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		5	4,308
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	200	143,920
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	255	186,236
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		15	11,795
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
4.500%	02/15/28		15	$13,134
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		20	15,989
5.125%	03/15/28		1,500	1,297,112
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		150	115,192
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		15	9,966
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		25	19,125
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		275	262,142
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		10	5,524
4.200%	09/01/52		30	24,936
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		80	74,992
Sr. Unsec’d. Notes, 144A
2.450%	01/15/23		250	248,587
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		25	23,545
4.500%	08/15/32		35	31,656
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	100	71,923
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	200	186,471
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		200	174,188
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		50	40,917
Sr. Unsec’d. Notes, 144A
4.100%	03/15/52		10	7,734
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	200	166,357
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		250	267,625
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		10	9,754
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23		250	246,003

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		175	$172,208
Gtd. Notes, 144A
3.625%	02/15/31		64	49,970
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		35	32,645
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	145	130,321
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
4.950%	09/15/52		10	9,432
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		20	12,843
Sr. Sec’d. Notes
3.250%	06/01/31		25	19,047
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	100	70,337
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30(a)		675	575,381
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		25	19,412
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		225	188,405
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		35	33,330
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		35	30,057
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		10	5,847
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		150	131,152
8.000%(ff)	10/15/26(oo)		725	666,507
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		245	221,208
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		100	95,255
				6,122,488
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28(a)		475	467,499
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		10	$7,889
Engineering & Construction — 0.0%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	255	178,541
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	600	382,713
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	150	120,295
				681,549
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		125	95,891
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	591,931
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		65	61,560
3.755%	03/15/27		60	53,852
4.054%	03/15/29		60	51,896
5.050%	03/15/42		95	71,107
5.141%	03/15/52		275	199,831
5.391%	03/15/62		250	181,221
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	4,041
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		4	3,930
				1,315,260
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		10	8,814
3.500%	03/15/29		95	76,712
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	993	833,728
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	340,105
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		37	34,179
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31		10	9,001
4.375%	06/01/46		15	11,685
4.875%	10/01/49		70	57,833

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
5.200%	07/15/45		50	$43,474
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		125	105,698
4.375%	01/31/32		125	103,601
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	700	604,478
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	100	89,826
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		150	120,750
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	180,662
				2,620,546
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		45	40,502
5.875%	08/20/26		325	295,963
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		75	63,319
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	66,579
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	200	141,946
				608,309
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	292(r)	260,081
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		75	71,595
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	100	84,191
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		20	12,753
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	100	82,840
3.250%	11/15/39		25	18,914
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		75	60,228
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		75	$56,624
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	100	78,862
				726,088
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		50	38,878
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49		60	43,956
3.910%	10/01/50		75	53,454
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		575	409,805
4.625%	06/01/30		20	15,424
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	100,819
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		25	17,983
4.550%	05/15/52		10	8,461
4.625%	05/15/42		20	17,294
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48		100	82,894
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		40	33,053
3.500%	07/15/51		10	6,211
5.375%	02/01/25		10	9,882
5.625%	09/01/28		10	9,555
7.500%	11/15/95		130	130,965
7.690%	06/15/25		10	10,351
Gtd. Notes, 144A
4.625%	03/15/52		5	3,762
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,145	853,421
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)		325	290,828
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.930%	12/13/28		200	168,209
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		145	130,339
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		75	51,183

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		20	$15,703
4.000%	05/15/29		40	37,271
4.200%	05/15/32		10	9,298
4.750%	05/15/52		10	8,942
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		80	71,196
				2,629,137
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30		175	125,356
6.625%	01/15/28		4	3,372
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		4	3,168
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		400	335,772
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		5	4,706
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		20	16,151
				488,525
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	06/30/50		5	4,036
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	305	275,467
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	100	98,857
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	100	78,041
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		65	60,911
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		35	33,278
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		225	183,314
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		15	10,740
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (Bermuda),
Sr. Sec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	10/15/25		530	$498,200
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		45	37,400
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	205	183,884
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		60	46,946
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	200	145,518
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		120	79,960
				1,736,552
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60		360	213,289
3.950%	04/13/52		10	8,217
4.050%	08/22/47		20	16,977
4.100%	04/13/62		400	320,998
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		200	167,500
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		200	112,500
				839,481
Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27(a)		300	210,000
10.500%	06/01/30		240	192,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27		200	147,108
5.500%	08/31/26		70	53,637
				602,745
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		20	15,336
5.750%	05/01/28		14	13,151
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		10	9,163

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25		160	$143,725
3.200%	08/08/24		110	103,423
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.800%	03/08/27		200	158,000
5.625%	08/08/25		200	179,000
				621,798
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		240	182,927
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		25	19,341
4.250%	01/15/34		30	21,663
4.750%	02/01/32		10	7,804
5.000%	02/01/28		10	8,717
5.125%	05/01/27		21	18,953
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		35	22,361
3.900%	06/01/52		200	124,787
4.800%	03/01/50		10	7,152
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		25	15,205
3.450%	02/01/50		20	13,946
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30(a)		270	202,849
4.500%	11/15/31		200	150,266
6.500%	02/01/29		925	817,531
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30		200	142,224
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		25	21,379
5.300%	05/15/49		100	74,852
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		60	35,256
5.875%	11/15/24		25	22,361
7.750%	07/01/26		500	383,448
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		360	341,901
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		600	569,331
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	291	256,986
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
5.500%	05/15/29		210	$179,025
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		20	12,678
				3,652,943
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		200	182,655
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		20	17,661
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		90	81,299
				281,615
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		20	18,068
4.700%	08/23/52		30	26,348
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		15	15,029
				59,445
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26	IDR	3,449,000	213,021
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	115	98,504
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	140	106,506
				418,031
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		130	112,797
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		205	160,928
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42		110	89,691
6.000%	01/15/37		40	36,460
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		60	52,920

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	100	$68,810
3.625%(ff)	03/22/29(oo)	EUR	205	161,782
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		10	7,728
3.750%	02/15/52		10	6,800
5.250%	06/15/37		165	144,539
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31		150	135,565
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		14	12,808
5.000%	06/15/45		128	106,656
5.250%	10/15/27		32	31,734
5.850%	12/15/25		30	30,321
5.875%	06/15/28		40	40,076
7.875%	09/30/31		20	22,030
7.950%	04/15/32		10	11,080
8.250%	08/01/23		150	154,172
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		220	198,866
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28		10	9,820
7.000%	02/01/30		20	20,642
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		760	693,015
3.625%	05/15/31		50	41,727
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23(d)	CHF	300	152,022
4.250%	04/06/24	GBP	100	55,828
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		50	46,975
7.300%	08/15/31		25	26,430
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		675	685,125
Northern Oil & Gas Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/01/28		50	46,885
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.292%(s)	10/10/36		1,080	555,981
4.100%	02/15/47		80	64,412
4.200%	03/15/48(a)		240	192,396
4.400%	04/15/46		200	162,438
4.500%	07/15/44		150	125,665
5.875%	09/01/25		10	10,036
6.125%	01/01/31(a)		670	659,876
6.450%	09/15/36		100	99,564
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.600%	03/15/46		130	$132,559
6.625%	09/01/30(a)		150	151,976
6.950%	07/01/24		70	71,939
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	295	263,568
6.850%	06/05/2115		220	170,954
7.375%	01/17/27		100	102,625
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45		150	82,575
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	550	395,511
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		510	480,766
5.000%	03/15/23		130	129,564
8.250%	01/15/29		180	182,554
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		185	144,556
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		10	6,985
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)		740	622,013
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	205	156,125
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	100	72,911
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25		170	118,554
				8,407,538
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		210	133,533
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	1,200	923,543
				1,057,076
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22		250	249,372
4.050%	11/21/39		50	40,492
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		5	4,384
6.450%	09/15/37		5	5,398

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	61	$25,954
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	10	3,664
5.000%	02/15/29	35	13,508
5.250%	01/30/30	530	198,750
6.250%	02/15/29	2,270	843,191
7.250%	05/30/29	30	11,438
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42	40	31,385
3.700%	03/15/52	15	11,515
3.900%	03/15/62	10	7,573
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	25	21,880
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	5	3,102
3.375%	03/15/29	5	4,639
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	10	6,506
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	290	238,695
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	697	567,968
4.100%	10/01/46	1,417	844,266
7.125%	01/31/25	280	272,090
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	160	112,492
			3,518,262
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	375	330,210
7.875%	05/15/26	25	25,144
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	50	48,221
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	7,894
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	40	30,725
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	20	18,343
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(oo)	90	$88,907
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	9,100
6.750%	09/15/37	170	164,504
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	200	159,000
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	280	207,430
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	50	43,177
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,340	1,110,857
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	300	256,339
Sr. Unsec’d. Notes
5.400%	10/01/47	225	182,528
6.000%	06/15/48	10	8,664
6.100%	02/15/42	40	35,155
6.250%	04/15/49	20	17,864
6.500%	02/01/42	60	55,806
6.850%	02/15/40	30	27,889
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	50	43,071
3.300%	02/15/53	10	6,544
4.250%	02/15/48	10	7,732
4.450%	02/15/43	25	20,253
5.100%	02/15/45	30	25,689
5.950%	02/01/41	40	38,321
6.125%	10/15/39	60	58,915
Kinder Morgan Energy Partners LP,
Gtd. Notes, MTN
6.950%	01/15/38	10	10,044
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	80	65,924
5.500%	02/15/49	50	42,612
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	250	249,021
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	145	103,318
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B
6.125%(ff)	11/15/22(oo)	70	57,281
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.700%	05/15/36	50	48,301

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		695	$566,782
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32		10	8,266
4.875%	02/01/31		40	34,388
5.500%	03/01/30		20	18,019
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		240	255,044
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25		30	27,923
3.950%	06/01/25		100	93,280
4.300%	02/01/30		75	63,801
4.500%	03/01/28		110	98,262
5.450%	04/01/44		180	148,724
5.500%	08/15/48		160	129,906
5.500%	02/01/50		555	448,458
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		50	42,528
4.650%	08/15/32		10	9,084
5.100%	09/15/45		10	8,468
5.300%	08/15/52		15	13,141
5.750%	06/24/44		20	18,089
6.300%	04/15/40		80	77,856
8.750%	03/15/32		170	198,483
				5,865,285
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	255	172,096
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	305	272,113
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28(a)		550	456,788
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	306,145
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	305	250,395
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	266,089
				1,723,626
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	100	83,118
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		10	$7,319
4.125%	05/15/29		145	125,854
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	305	240,549
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		324	293,966
Sr. Unsec’d. Notes
4.750%	02/15/28		116	73,083
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		165	135,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	200	159,156
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		865	842,740
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		125	113,026
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26		5	4,491
4.500%	01/15/28		145	129,148
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		125	113,426
4.800%	11/20/28	GBP	205	204,486
				2,525,362
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		20	16,500
3.875%	01/15/28		70	60,915
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,255	1,064,471
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		40	34,675
3.300%	04/15/40		15	11,487
4.950%	09/15/52		15	14,062
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		25	19,921
				1,222,031
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		15	12,635

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Gtd. Notes, 144A
2.600%	02/15/33		270	$193,380
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		35	26,322
4.150%	04/15/32		15	12,621
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		174	172,808
				417,766
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		25	17,056
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50		25	15,641
				32,697
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29		400	300,920
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	175	152,809
3.550%	09/15/55		205	134,619
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	37,697
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	09/01/29		10	8,153
6.000%	03/01/26(a)		580	534,243
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	109,997
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23		275	270,527
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	200	179,793
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		64	74,180
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		485	498,754
7.875%	09/15/23		34	34,475
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		14	12,540
2.625%	02/15/29		40	33,020
2.875%	02/15/31		40	32,101
5.650%	01/15/53		20	18,927
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes
3.000%	02/15/41		35	$23,347
3.875%	04/15/30		245	217,118
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41		20	14,640
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	340	251,177
Sr. Sec’d. Notes, 144A
4.750%	07/15/31		200	155,180
				3,094,217
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		20	16,021
3.100%	12/02/51		5	3,292
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	200	219,251
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/52		10	8,409
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	170	148,494
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		30	19,833
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		130	120,696
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		4	4,009
				540,005
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		25	17,468
4.200%	09/01/48		25	20,175
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	100	81,329
				118,972

Total Corporate Bonds (cost $104,602,442)				81,009,713
Floating Rate and other Loans — 0.1%
Building Materials — 0.0%
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loan, 3 Month SOFR + 3.500%
6.340%(c)	02/26/29		170	138,797

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Commercial Services — 0.0%
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 Month LIBOR + 2.750%
5.303%(c)	09/23/26	55	$53,497
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%
6.362%(c)	03/01/29	399	362,591
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
6.865%(c)	02/01/28	194	183,437
			546,028
Diversified Financial Services — 0.0%
Edelman Financial Center LLC (The),
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%
6.615%(c)	04/07/28	19	17,518
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
5.865%(c)	01/26/28	29	27,722
			45,240
Healthcare-Services — 0.0%
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
6.871%(c)	11/16/25	64	59,116
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%
5.774%(c)	03/05/26	29	27,418
			86,534
Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
6.115%(c)	11/03/24	68	63,036
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
6.615%(c)	07/30/28	29	28,080
Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
5.865%(c)	12/23/24	128	125,072
Hilton Worldwide Finance LLC,
Refinanced Series B-2 Term Loan, 1 Month LIBOR + 1.750%
4.834%(c)	06/22/26	77	74,797
			199,869
Media — 0.1%
Charter Communications Operating LLC,
Term Loan B1, 1 Month LIBOR + 1.750%
4.870%(c)	04/30/25	151	147,892
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
5.318%(c)	04/15/27	247	230,380
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Media (cont’d.)
Diamond Sports Group LLC,
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26	324	$62,891
Univision Communications, Inc.,
Term Loan
—%(p)	03/24/26	172	162,925
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
5.318%(c)	01/31/28	50	47,632
			651,720
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Z Loan, 3 Month LIBOR + 1.750%
4.178%(c)	07/01/26	15	14,821
Pharmaceuticals — 0.0%
Change Healthcare Holdings LLC,
Closing Date Term Loan, PRIME + 1.500%
7.750%(c)	03/01/24	620	617,635
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
4.871%(c)	11/19/26	125	119,143
Telecommunications — 0.0%
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
4.865%(c)	03/01/27	52	49,603
Numericable US LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
6.200%(c)	01/31/26^	133	120,483
West Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
7.115%(c)	10/10/24	398	340,245
			510,331

Total Floating Rate and other Loans (cost $3,263,509)			3,074,731
Municipal Bonds — 0.0%
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%	04/01/44	70	49,000
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	50	52,198

Total Municipal Bonds (cost $125,010)			101,198
Residential Mortgage-Backed Securities — 0.1%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
3.405%(cc)	10/20/46	28	23,026

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2015-R02, Class 9A2, 144A
1.666%(cc)	03/27/36	1,215	$1,094,372
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
4.285%(c)	09/12/26^	76	75,598
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
7.184%(c)	07/25/39	105	104,402
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/41	110	94,944
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
7.531%(c)	03/25/42	20	18,377
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
6.281%(c)	11/25/50	205	186,750
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
5.281%(c)	12/25/50	250	231,134
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
5.331%(c)	01/25/34	250	221,799
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/33	30	24,354
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
5.631%(c)	09/25/41	30	25,708
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	09/25/41	70	58,800
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
5.181%(c)	04/25/42	60	56,625
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	243	225,354
Government National Mortgage Assoc.,
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
3.037%(c)	08/20/61	2	1,906
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 1.005% (Cap 11.500%, Floor 1.005%)
4.089%(c)	07/25/35	360	343,779
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR + 7.150% (Cap 7.150%, Floor 0.000%)
4.066%(c)	09/25/36	224	30,775
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR + 5.550% (Cap 5.550%, Floor 0.000%)
2.466%(c)	02/25/36		1,429	$157,601
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		2	1,624

Total Residential Mortgage-Backed Securities (cost $3,140,978)				2,976,928
Sovereign Bonds — 2.9%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	158,091
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		825	164,900
1.000%	07/09/29		46	8,766
3.875%(cc)	01/09/38		308	71,965
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	70	36,776
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	480	253,024
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	460	240,904
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	178	106,384
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	125	48,446
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	299	169,200
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	55	54,048
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	50	59,915
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		819	792,024
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/31	BRL	4,500	752,787
Brazil Notas do Tesouro Nacional Serie B (Brazil),
Notes
6.000%	05/15/23	BRL	391	71,433
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		690	505,123
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	80	65,523
0.000%	02/15/32	EUR	248	200,336
1.700%	08/15/32	EUR	258	243,770
2.500%	07/04/44	EUR	175	181,535

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series G
0.000%	08/15/50	EUR	621	$342,694
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	400	383,794
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	85	58,123
Canadian Government Bond (Canada),
Bonds
2.000%	12/01/51	CAD	32	18,289
2.750%	08/01/24	CAD	651	462,649
3.500%	12/01/45	CAD	47	35,856
4.000%	06/01/41	CAD	58	46,563
China Government Bond (China),
Bonds, Series INBK
2.760%	05/15/32	CNH	107,050	14,953,263
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	357,588
3.380%	11/21/24	CNH	2,000	285,779
3.390%	05/21/25	CNH	2,000	285,815
3.480%	06/29/27	CNH	5,500	795,129
3.950%	06/29/43	CNH	3,000	447,884
4.290%	05/22/29	CNH	1,000	152,588
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	300	229,027
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	655	589,495
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	206,300	29,644
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	81,362
1.500%	06/17/31	EUR	240	186,082
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	435	279,054
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	2,660	90,736
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	380	62,642
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	124,367
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.250%	10/06/25		200	155,250
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	90	81,874
0.400%	01/26/26	EUR	85	77,680
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	110	$83,839
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	58	53,470
0.000%	12/15/26	EUR	120	105,281
European Union (Supranational Bank),
Sr. Unsec’d. Notes
1.000%	07/06/32	EUR	110	90,376
Sr. Unsec’d. Notes, EMTN
0.000%	04/22/31	EUR	30	23,035
0.000%	07/04/35	EUR	80	53,303
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	85	52,864
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	171	156,213
0.000%	02/25/27	EUR	361	321,231
0.000%	11/25/31	EUR	1,239	962,202
0.750%	05/25/52	EUR	135	74,959
4.500%	04/25/41	EUR	149	174,576
Bonds, 144A
0.750%	05/25/53	EUR	100	54,422
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	149	143,946
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
7.000%	11/24/31		310	202,527
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		200	144,000
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	9,567	6,726,723
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	400	282,213
Hungary Government Bond (Hungary),
Bonds, Series 30-A
3.000%	08/21/30	HUF	18,100	26,800
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	300	196,678
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	180,350
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	225	150,338
4.150%	09/20/27		200	190,022
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	565	526,492
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	22,748
Bonds, Series 059
7.000%	05/15/27	IDR	15,649,000	1,023,569

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 065
6.625%	05/15/33	IDR	2,551,000	$156,302
Bonds, Series 068
8.375%	03/15/34	IDR	17,249,000	1,196,754
Bonds, Series 076
7.375%	05/15/48	IDR	47,000	2,986
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	768,609
Bonds, Series 079
8.375%	04/15/39	IDR	6,092,000	425,070
Bonds, Series 087
6.500%	02/15/31	IDR	12,493,000	775,300
Bonds, Series 091
6.375%	04/15/32	IDR	11,141,000	680,152
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	83	64,350
1.500%	05/15/50	EUR	30	21,049
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	100	114,363
Israel Government Bond (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	239	56,538
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	32	22,132
Sr. Unsec’d. Notes
0.000%	04/01/26	EUR	125	108,639
2.800%	06/15/29	EUR	274	248,695
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	2,225	1,592,638
0.950%	12/01/31	EUR	720	526,363
0.950%	03/01/37	EUR	155	96,778
1.500%	04/30/45	EUR	71	41,051
1.700%	09/01/51	EUR	42	23,984
2.150%	03/01/72	EUR	13	7,654
4.000%	04/30/35	EUR	345	322,941
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		75	63,727
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		300	227,306
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	22,050	111,401
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	136,300	948,895
Japan Government Thirty Year Bond (Japan),
Bonds, Series 56
0.800%	09/20/47	JPY	56,950	356,637
Bonds, Series 65
0.400%	12/20/49	JPY	25,600	139,750
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	121,700	792,925
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	145	$92,752
2.375%	11/09/28	EUR	225	194,780
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		200	145,000
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	75	83,854
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	125	97,558
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	42	27,551
Korea Treasury Bond (South Korea),
Bonds, Series 2912
1.375%	12/10/29	KRW	171,890	100,080
Bonds, Series 3112
2.375%	12/10/31	KRW	200,190	122,042
Bonds, Series 4009
1.500%	09/10/40	KRW	102,940	48,643
Bonds, Series 5003
1.500%	03/10/50	KRW	164,570	67,965
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	248,710	165,385
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	97,610	61,741
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	1,124	236,055
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	4,064	170,963
8.000%	11/07/47	MXN	17,470	732,316
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	64,976	2,685,489
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	450	333,606
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	150	134,724
0.000%	01/15/38	EUR	258	170,119
0.000%	01/15/52	EUR	28	13,780
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	451	254,982
Bonds, Series 0551
2.750%	05/15/51	NZD	168	65,854
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	1,463	670,307
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, 144A, Series 478
1.500%	02/19/26	NOK	1,693	147,004
Sr. Unsec’d. Notes, Series 485, 144A
3.500%	10/06/42	NOK	490	46,190

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	105	$19,691
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	395	256,815
2.783%	01/23/31		21	16,627
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	125	97,798
1.200%	04/28/33	EUR	230	156,351
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	100	73,274
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	580	298,475
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	150	102,324
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.550%	06/18/31	CAD	150	89,962
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	100	45,191
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	812	733,555
Unsec’d. Notes
2.150%	06/02/31	CAD	200	126,280
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	150	89,004
Unsec’d. Notes
3.500%	12/01/45	CAD	75	48,662
Province of Saskatchewan (Canada),
Sr. Unsec’d. Notes
3.250%	06/08/27		134	127,620
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
5.250%(cc)	09/01/37		368	111,258
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	86	69,600
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	143	131,996
0.850%	06/30/2120	EUR	14	5,672
1.850%	05/23/49	EUR	25	19,909
2.400%	05/23/34	EUR	62	57,118
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	14,830	1,897,393
Bonds, Series 0726
2.500%	07/25/26	PLN	650	110,041
Romanian Government International Bond (Romania),
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	55	27,484
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	105	$67,917
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6212
7.050%	01/19/28(d)	RUB	88,316	462,119
Bonds, Series 6219
7.750%	09/16/26(d)	RUB	18,090	94,657
Bonds, Series 6221
7.700%	03/23/33	RUB	11,090	58,029
Bonds, Series 6224
6.900%	05/23/29(d)	RUB	249,510	1,305,576
Bonds, Series 6225
7.250%	05/10/34(d)	RUB	86,430	452,250
Bonds, Series 6230
7.700%	03/16/39(d)	RUB	182,911	957,092
Bonds, Series 6232
6.000%	10/06/27	RUB	127,000	664,535
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	400	315,160
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	520	414,708
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	221	153,419
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	37	25,032
1.000%	10/31/50(k)	EUR	815	433,346
1.900%	10/31/52	EUR	42	27,768
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	1,000	75,475
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	55	59,543
3.250%	06/27/27	CHF	43	48,277
3.500%	04/08/33	CHF	45	56,022
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	2,695	75,719
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	1,030	191,796
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31	GBP	198	157,599
0.375%	10/22/26	GBP	18	17,052
0.500%	10/22/61	GBP	85	37,238
0.625%	07/31/35	GBP	590	424,784
0.875%	07/31/33	GBP	61	48,412
1.250%	07/31/51	GBP	272	169,306
4.250%	12/07/40	GBP	200	227,836

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Unsec’d. Notes
1.125%	01/31/39	GBP	97	$69,659

Total Sovereign Bonds (cost $92,211,494)				65,384,509
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		22	17,384
1.500%	04/01/51		83	63,965
2.000%	06/01/36		123	108,578
2.000%	08/01/50		79	64,598
2.000%	03/01/51		21	16,756
2.500%	01/01/51		103	87,129
2.500%	02/01/51		657	556,294
4.000%	07/01/47		46	43,311
6.250%	07/15/32		105	122,517
6.750%	03/15/31(k)		320	378,609
Federal National Mortgage Assoc.
1.500%	11/01/41		47	37,569
2.000%	05/01/36		38	33,455
2.000%	02/01/37		43	37,502
2.000%	06/01/40		15	12,161
2.000%	12/01/40		38	31,897
2.000%	11/01/41		115	96,663
2.000%	02/01/51		79	64,275
2.000%	03/01/51		24	19,919
2.000%	03/01/51		30	24,297
2.000%	08/01/51		268	218,123
2.000%	08/01/51		874	710,970
2.500%	06/01/36		106	96,205
2.500%	06/01/40		55	47,054
2.500%	11/01/51		117	98,731
2.500%	12/01/51		73	61,996
2.500%	01/01/52		49	41,351
3.000%	03/01/33		82	77,455
3.000%	06/01/38		56	51,460
3.000%	04/01/40		48	42,063
3.000%	12/01/50		95	84,122
3.000%	05/01/51		71	62,619
3.000%	08/01/51		361	315,888
3.500%	06/01/45		149	137,156
3.500%	10/01/45		64	59,016
3.500%	06/01/49		195	178,311
4.000%	06/01/48		65	61,665
4.000%	11/01/48		63	59,869
4.000%	04/01/50		20	18,733
4.000%	09/01/52		496	460,290
4.500%	06/01/47		54	52,311
4.500%	06/01/48		69	67,207
4.500%	09/01/48		21	20,442
6.625%	11/15/30(k)		155	181,436
7.125%	01/15/30(k)		10	11,855
Government National Mortgage Assoc.
2.000%	10/20/50		98	82,144
2.000%	11/20/50		30	24,559
2.000%	11/20/51		45	37,426
2.500%	11/20/51		340	293,304
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	07/20/51	243	$216,182
3.500%	10/20/41	42	38,774
3.500%	01/20/46	29	26,814
3.500%	12/20/46	24	22,283
3.500%	09/20/48	54	49,956
4.000%	03/20/46	62	58,494
4.000%	06/20/48	41	39,114
4.000%	12/20/50	12	11,377
4.500%	12/20/45	56	55,072

Total U.S. Government Agency Obligations (cost $7,051,593)			5,988,706
U.S. Treasury Obligations — 10.4%
U.S. Treasury Bonds
1.125%	08/15/40	230	142,420
1.375%	11/15/40	709	458,191
1.625%	11/15/50	2,080	1,290,250
1.750%	08/15/41(k)	720	492,119
1.875%	02/15/51(k)	586	387,900
2.000%	11/15/41	1,470	1,051,969
2.000%	02/15/50	640	439,500
2.000%	08/15/51	805	549,538
2.250%	05/15/41(k)	15,740	11,895,997
2.250%	08/15/49	420	307,059
2.250%	02/15/52(h)	2,502	1,816,687
2.375%	02/15/42	3,370	2,582,263
2.375%	05/15/51	120	89,738
2.875%	05/15/49	270	224,944
3.250%	05/15/42(k)	300	266,203
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23	2,444	2,418,504
0.125%	01/15/30	27,908	24,686,396
0.125%	01/15/31	28,698	25,085,544
0.125%	02/15/51	3,801	2,386,339
0.250%	01/15/25	15,886	15,192,612
0.250%	02/15/50	939	616,213
0.375%	01/15/27	460	429,575
0.500%	04/15/24	19,853	19,285,668
0.500%	01/15/28	30,613	28,431,217
0.625%	04/15/23	11,874	11,696,865
0.625%	01/15/26	3,323	3,171,779
0.625%	02/15/43	818	628,690
0.750%	02/15/42	11,899	9,566,075
0.750%	02/15/45	6,033	4,650,748
0.875%	01/15/29	1,995	1,876,045
0.875%	02/15/47	368	288,758
1.000%	02/15/48	1,069	866,146
1.000%	02/15/49	8,053	6,555,946
2.000%	01/15/26	21,401	21,327,942
2.125%	02/15/41	785	809,775
2.375%	01/15/27	220	223,738
3.375%	04/15/32	10,159	11,578,452
3.625%	04/15/28	1,410	1,532,850
U.S. Treasury Notes
0.375%	07/15/24(k)	250	233,389
0.750%	01/31/28(a)	23,500	19,782,227
1.250%	06/30/28(k)	230	197,117

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.375%	03/31/29(k)	565	$511,766
2.875%	05/15/32(k)	226	209,085
3.000%	07/31/24(k)	252	246,389
U.S. Treasury Strips Coupon
1.942%(s)	11/15/40	1,450	685,238
2.216%(s)	02/15/42(k)	5,700	2,510,672

Total U.S. Treasury Obligations (cost $286,254,685)			239,676,538

Total Long-Term Investments (cost $1,849,824,817)			1,561,767,353

	Shares
Short-Term Investments — 37.7%
Affiliated Mutual Funds — 18.7%
PGIM Core Ultra Short Bond Fund(wd)	325,398,393	325,398,393
PGIM Institutional Money Market Fund (cost $102,663,237; includes $102,283,602 of cash collateral for securities on loan)(b)(wd)	102,734,729	102,662,815

Total Affiliated Mutual Funds (cost $428,061,630)		428,061,208

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.2%
Consolidated Edison Co. of New York, Inc.
2.755%	10/06/22		550	549,694
Entergy Corp.
3.174%	11/18/22		425	422,942
European Investment Bank
2.425%	11/01/22		575	573,463
General Motors Financial Co., Inc.
3.061%	10/05/22		250	249,878
3.828%	11/30/22		250	248,292
Kreditanstalt fuer Wiederaufbau
2.667%	10/14/22		550	549,483
NiSource, Inc.
2.758%	10/04/22		400	399,852
Nutrien Ltd.
2.910%	10/12/22		275	274,688
Republic Services, Inc.
2.857%	10/04/22		425	424,843
Walt Disney Co. (The)
2.731%	10/28/22		450	448,905

Total Commercial Paper (cost $4,143,264)					4,142,040
Foreign Treasury Obligation — 0.0%
Japan Treasury Discount Bills, Series 1097
(0.157)%(s)	10/24/22	JPY	97,300	671,850
(cost $715,279)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(n) — 13.0%
U.S. Treasury Bills
2.252%	10/13/22	21	$20,985
2.530%	10/18/22(k)	300	299,678
2.377%	10/27/22(h)	85,470	85,323,202
2.814%	11/25/22(h)	27,970	27,852,753
2.931%	12/15/22(h)(k)	810	805,290
2.931%	12/15/22(h)(k)	36,000	35,790,654
1.214%	01/26/23(a)(k)	68,000	67,265,161
3.050%	07/13/23	84,000	81,548,431

Total U.S. Treasury Obligations (cost $299,848,145)			298,906,154

	Shares
Unaffiliated Funds — 5.4%
BlackRock Liquidity FedFund (Institutional Shares)	44,962,605	44,962,605
Goldman Sachs Financial Square Government Fund (Institutional Shares)	44,962,606	44,962,607
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	1,100,611	1,100,611
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)	33,144,366	33,144,366

Total Unaffiliated Funds (cost $124,170,188)		124,170,189
Options Purchased*~ — 0.4%
(cost $13,406,736)		9,328,946

Total Short-Term Investments (cost $870,345,242)		865,280,387

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.7% (cost $2,720,170,059)		2,427,047,740

Options Written*~ — (0.1)%
(premiums received $4,346,385)	(2,480,769)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.6% (cost $2,715,823,674)	2,424,566,971

Liabilities in excess of other assets(z) — (5.6)%	(128,616,311)

Net Assets — 100.0%	$2,295,950,660

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MosPRIME	Moscow Prime Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail, excluding centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $343,210 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,083,097; cash collateral of $102,283,602 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/19/22	$99.00		620		1,550	$3,875
90 Day Euro Dollar Futures	Call	12/18/23	$97.13		448		1,120	246,400
90 Day Euro Dollar Futures	Call	12/18/23	$99.75		600		1,500	33,750
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$111.50		10		10	313
5 Year U.S. Treasury Notes Futures	Call	11/25/22	$111.75		17		17	1,594
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$111.00		7		7	12,141
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$112.50		12		12	10,687
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$114.50		97		97	28,797
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$126.00		12		12	27,000
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$130.00		42		42	29,531
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$131.00		7		7	3,609
Australian Dollar Currency	Call	10/07/22	68.00		3		3	45
British Pound Currency	Call	10/07/22	115.00		3		2	469
British Pound Currency	Call	10/07/22	116.50		3		2	206
Euro Futures	Call	10/07/22	1.01		6		750	675
S&P 500 Index (Flex)	Call	07/30/27	$4,290.00		150		15	8,621,432
Total Exchange Traded (cost $13,165,514)								$9,020,524

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	Deutsche Bank AG	05/04/23	1.42		—	GBP	38	$2,165
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.96		—		459	12,620
Currency Option USD vs CHF	Call	Citibank, N.A.	10/17/22	0.98		—		917	14,694
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.97		—		447	9,728
Currency Option USD vs MXN	Call	Goldman Sachs Bank USA	11/14/22	20.20		—		951	18,410
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	22	4,107
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	22	4,333
Currency Option NZD vs JPY	Put	Bank of America, N.A.	10/28/22	80.00		—	NZD	35	4,402
A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CAD	Put	Morgan Stanley Capital Services LLC	10/07/22	1.27		—		409	$—
Currency Option USD vs CAD	Put	Citibank, N.A.	10/11/22	1.27		—		596	1
Currency Option USD vs CAD	Put	Citibank, N.A.	10/11/22	1.27		—		198	—
Currency Option USD vs CAD	Put	Citibank, N.A.	10/11/22	1.27		—		198	—
Currency Option USD vs CAD	Put	Goldman Sachs Bank USA	10/14/22	1.27		—		606	1
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/06/22	140.00		—		22	529
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/17/22	130.00		—		44	107
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/27/22	132.00		—		22	176
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00		—		48	161
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00		—		72	297
Total OTC Traded (cost $78,269)									$71,731

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V1, 06/20/27	Call	Goldman Sachs Bank USA	11/16/22	$100.50	5.00%(Q)	CDX.NA.HY.38.V1(Q)	1,445		$5,780
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,790		—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,510		—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,520		—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,790		—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,500		—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,510		—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,500		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,200		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,200		—
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	840		26,327
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	840		31,430
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,510		20,503
A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,520		$17,695
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,790		11,984
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,790		11,984
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,200		25,071
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,200		22,700
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,500		22,473
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,510		20,401
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,500		20,343
Total OTC Swaptions (cost $162,953)									$236,691
Total Options Purchased (cost $13,406,736)									$9,328,946
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/19/22	$95.75		128		320	$(20,800)
90 Day Euro Dollar Futures	Call	12/19/22	$96.00		107		268	(11,369)
90 Day Euro Dollar Futures	Call	12/19/22	$96.25		103		258	(8,369)
90 Day Euro Dollar Futures	Call	12/19/22	$96.50		281		703	(17,562)
90 Day Euro Dollar Futures	Call	12/19/22	$97.00		158		395	(6,913)
90 Day Euro Dollar Futures	Call	12/19/22	$97.50		100		250	(3,750)
90 Day Euro Dollar Futures	Call	12/19/22	$98.50		66		165	(1,238)
90 Day Euro Dollar Futures	Call	12/18/23	$97.00		131		328	(79,419)
90 Day Euro Dollar Futures	Call	12/18/23	$97.88		224		560	(70,000)
90 Day Euro Dollar Futures	Call	12/18/23	$98.00		672		1,680	(189,000)
1 Year Eurodollar Mid-Curve Futures	Call	12/16/22	$95.75		172		430	(101,050)
1 Year Eurodollar Mid-Curve Futures	Call	12/16/22	$96.00		68		170	(26,350)
1 Year Eurodollar Mid-Curve Futures	Call	12/16/22	$96.25		135		338	(33,750)
1 Year Eurodollar Mid-Curve Futures	Call	12/16/22	$96.50		410		1,025	(64,062)
1 Year Eurodollar Mid-Curve Futures	Call	12/16/22	$96.75		137		343	(13,700)
1 Year Eurodollar Mid-Curve Futures	Call	12/16/22	$97.13		49		123	(2,450)
5 Year U.S. Treasury Notes Futures	Call	10/07/22	$107.75		50		50	(17,969)
5 Year U.S. Treasury Notes Futures	Call	10/07/22	$108.00		23		23	(6,109)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$107.25		42		42	(36,094)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$108.50		20		20	(6,406)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$109.00		121		121	(24,578)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$109.25		40		40	(6,250)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$109.50		20		20	(2,500)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$110.00		100		100	(7,813)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$110.50		51		51	(2,789)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$110.75		71		71	(3,328)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$111.00		66		66	(2,578)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$112.00		51		51	(1,195)
A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/25/22	$109.00		86		86	$(40,984)
5 Year U.S. Treasury Notes Futures	Call	11/25/22	$109.25		38		38	(15,438)
5 Year U.S. Treasury Notes Futures	Call	11/25/22	$110.00		135		135	(34,805)
10 Year U.S. Treasury Notes Futures	Call	10/07/22	$112.50		13		13	(6,703)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$111.50		28		28	(39,812)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$112.00		68		68	(77,562)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$112.75		31		31	(24,219)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$113.00		63		63	(43,312)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$114.00		67		67	(27,219)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$115.00		62		62	(14,531)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$115.50		21		21	(3,609)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$116.00		20		20	(2,813)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$116.50		93		93	(10,172)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$117.00		26		26	(2,031)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$117.50		34		34	(2,125)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$118.00		38		38	(1,781)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$119.00		62		62	(2,906)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$120.00		34		34	(1,063)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$122.00		31		31	(484)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$113.00		34		34	(41,969)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$114.00		34		34	(29,219)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$115.00		33		33	(19,594)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$117.00		7		7	(1,969)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$118.00		7		7	(1,422)
20 Year U.S. Treasury Bonds Futures	Call	10/07/22	$127.00		14		14	(14,000)
20 Year U.S. Treasury Bonds Futures	Call	10/07/22	$128.00		6		6	(3,844)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$128.00		24		24	(31,500)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$132.00		109		109	(40,875)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$133.00		7		7	(1,859)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$134.00		10		10	(2,031)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$137.00		14		14	(1,313)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$144.00		21		21	(656)
20 Year U.S. Treasury Bonds Futures	Call	11/25/22	$130.00		37		37	(60,703)
Australian Dollar Currency	Call	10/07/22	65.00		3		3	(840)
Australian Dollar Currency	Call	10/07/22	68.50		3		3	(30)
Australian Dollar Currency	Call	10/07/22	69.00		6		6	(60)
Australian Dollar Currency	Call	10/07/22	70.00		20		20	(100)
Australian Dollar Currency	Call	10/07/22	71.00		6		6	(30)
Australian Dollar Currency	Call	11/04/22	65.00		7		7	(6,230)
Australian Dollar Currency	Call	11/04/22	66.00		3		3	(1,620)
Australian Dollar Currency	Call	11/04/22	67.00		3		3	(900)
Australian Dollar Currency	Call	11/04/22	68.50		6		6	(780)
British Pound Currency	Call	11/04/22	112.00		3		2	(4,856)
Euro-Bund Futures	Call	10/21/22	137.00		10	EUR	10	(28,911)
Euro-Bund Futures	Call	10/21/22	138.00		6	EUR	6	(13,878)
Euro-Bund Futures	Call	10/21/22	140.00		28	EUR	28	(39,516)
Euro-Bund Futures	Call	10/21/22	141.00		14	EUR	14	(15,093)
Euro-Bund Futures	Call	10/21/22	142.50		35	EUR	35	(25,040)
Euro-Bund Futures	Call	10/21/22	143.00		14	EUR	14	(8,644)
Euro-Bund Futures	Call	10/21/22	144.50		7	EUR	7	(2,813)
Euro-Bund Futures	Call	10/21/22	145.00		29	EUR	29	(10,232)
Euro-Bund Futures	Call	10/21/22	146.00		55	EUR	55	(14,554)
Euro-Bund Futures	Call	10/21/22	147.00		21	EUR	21	(4,322)
Euro-Bund Futures	Call	11/25/22	138.00		10	EUR	10	(34,204)
Euro-Bund Futures	Call	11/25/22	140.00		39	EUR	39	(96,701)
Japanese Yen Currency	Call	10/07/22	71.00		6		8	(525)
Japanese Yen Currency	Call	10/07/22	71.50		3		4	(150)
A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Japanese Yen Currency	Call	11/04/22	71.00		9		11	$(6,525)
Japanese Yen Currency	Call	11/04/22	72.00		6		8	(2,925)
5 Year U.S. Treasury Notes Futures	Put	10/07/22	$107.00		22		22	(6,016)
5 Year U.S. Treasury Notes Futures	Put	10/21/22	$106.00		32		32	(7,250)
5 Year U.S. Treasury Notes Futures	Put	10/21/22	$107.00		97		97	(48,500)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$110.25		118		118	(55,312)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$111.00		5		5	(3,359)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$111.50		12		12	(10,313)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$112.00		13		13	(14,016)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$113.50		31		31	(61,031)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$114.00		28		28	(65,625)
20 Year U.S. Treasury Bonds Futures	Put	10/07/22	$125.00		3		3	(2,250)
20 Year U.S. Treasury Bonds Futures	Put	10/21/22	$125.00		12		12	(17,250)
3 Month EURIBOR Futures	Put	12/19/22	98.50		35	EUR	88	(64,959)
Australian Dollar Currency	Put	10/07/22	67.50		3		3	(10,080)
British Pound Currency	Put	10/07/22	116.00		6		4	(16,237)
Euro-Bund Futures	Put	10/21/22	138.00		18	EUR	18	(32,988)
Japanese Yen Currency	Put	10/07/22	69.50		9		11	(3,825)
Japanese Yen Currency	Put	10/07/22	70.00		9		11	(7,088)
Total Exchange Traded (premiums received $3,941,338)								$(2,115,492)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs JPY	Call	Barclays Bank PLC	10/18/22	145.00		—	EUR	223	$(829)
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	10/27/22	1.11		—	GBP	86	(2,429)
Currency Option NZD vs JPY	Call	Morgan Stanley & Co. International PLC	10/19/22	87.50		—	NZD	365	(63)
Currency Option USD vs BRL	Call	Morgan Stanley Capital Services LLC	12/02/22	5.28		—		962	(50,323)
Currency Option USD vs CHF	Call	Goldman Sachs International	10/17/22	0.96		—		459	(12,620)
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.98		—		917	(14,694)
Currency Option USD vs CHF	Call	Barclays Bank PLC	11/11/22	0.97		—		447	(4,104)
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.99		—		670	(9,126)
Currency Option USD vs EUR	Call	Morgan Stanley Capital Services LLC	10/13/22	1.01		—		777	(22,226)
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/25/22	145.50		—		431	(9,380)
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	11/10/22	147.00		—		669	(5,525)
Currency Option USD vs JPY	Call	BNP Paribas S.A.	12/07/22	145.00		—		918	(15,650)
Currency Option USD vs MXN	Call	Goldman Sachs Bank USA	11/14/22	21.00		—		1,903	(14,648)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/27/22	1.04		—	GBP	86	(417)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	10/19/22	82.70		—	NZD	365	(5,177)
A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	12/02/22	5.28		—		962	$(21,953)
Currency Option USD vs GBP	Put	JPMorgan Chase Bank, N.A.	10/24/22	1.20		—		463	(659)
Currency Option USD vs GBP	Put	Citibank, N.A.	10/27/22	1.21		—		442	(611)
Currency Option USD vs GBP	Put	Goldman Sachs Bank USA	12/22/22	1.08		—		375	(21,144)
Currency Option USD vs GBP	Put	JPMorgan Chase Bank, N.A.	12/22/22	1.08		—		381	(23,454)
Currency Option USD vs GBP	Put	Morgan Stanley Capital Services LLC	12/22/22	1.12		—		1,570	(52,912)
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/25/22	140.00		—		431	(1,736)
Total OTC Traded (premiums received $261,314)									$(289,680)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Barclays Bank PLC	10/19/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	840		$(509)
CDX.NA.HY.38.V2, 06/20/27	Call	Deutsche Bank AG	11/16/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	840		(1,302)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,510		(373)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,520		(374)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,790		(436)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,790		(436)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,200		(629)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,200		(629)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,500		(910)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,500		(910)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,510		(1,259)
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$97.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	840		(8,553)
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$96.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	840		(12,670)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,510		(2,743)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,790		(1,843)
A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,520		$(2,325)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,790		(1,561)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,200		(7,782)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,200		(6,446)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,500		(6,425)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,500		(5,859)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,510		(5,362)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,460		(676)
CDX.NA.IG.39.V1, 12/20/27	Put	BNP Paribas S.A.	11/16/22	1.38%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	3,390		(5,585)
Total OTC Swaptions (premiums received $143,733)									$(75,597)
Total Options Written (premiums received $4,346,385)									$(2,480,769)
Options Purchased:

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$91.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	680		$(7,345)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	3,390		(7,877)
Total Centrally Cleared Swaptions (premiums received $18,716)								$(15,222)

Financial Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
414	90 Day Euro Dollar	Dec. 2022	$98,645,850	$(809,944)
24	90 Day Euro Dollar	Mar. 2023	5,717,700	13,475
30	90 Day Euro Dollar	Jun. 2023	7,150,125	(90,564)
128	90 Day Euro Dollar	Sep. 2023	30,534,400	(1,138,319)
68	90 Day Euro Dollar	Dec. 2023	16,236,700	(236,443)
105	90 Day Euro EURIBOR	Dec. 2022	25,148,757	(140,332)
26	90 Day Euro EURIBOR	Dec. 2023	6,176,667	802
20	3 Month CME SOFR	Jun. 2023	4,780,750	(47,117)
A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Financial Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
71	3 Month CME SOFR	Dec. 2024	$17,095,912	$(109,609)
1	3 Month SONIA Index	Dec. 2022	265,181	(3,770)
270	2 Year U.S. Treasury Notes	Dec. 2022	55,455,470	(657,680)
2	5 Year Government of Canada Bond	Dec. 2022	162,725	982
319	5 Year U.S. Treasury Notes	Dec. 2022	34,294,990	(671,621)
4	10 Year Australian Treasury Bonds	Dec. 2022	299,654	(7,589)
35	10 Year U.K. Gilt	Dec. 2022	3,767,240	(374,880)
670	10 Year U.S. Treasury Notes	Dec. 2022	75,081,874	(3,255,521)
13	10 Year U.S. Ultra Treasury Notes	Dec. 2022	1,540,297	7,862
587	20 Year U.S. Treasury Bonds	Dec. 2022	74,200,468	(3,807,654)
263	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	36,031,000	(1,934,557)
1	British Pound Currency	Dec. 2022	69,881	(3,417)
92	Euro STOXX 50 Index	Dec. 2022	2,988,956	(144,702)
3	Euro-OAT	Dec. 2022	388,453	(18,051)
348	Mini MSCI EAFE Index	Dec. 2022	28,894,440	(137,514)
165	Mini MSCI Emerging Markets Index	Dec. 2022	7,189,875	(919,775)
103	NASDAQ 100 E-Mini Index	Dec. 2022	22,733,130	(3,379,587)
91	Russell 2000 E-Mini Index	Dec. 2022	7,597,590	(1,003,462)
89	S&P 500 E-Mini Index	Dec. 2022	16,026,675	(1,297,729)
13	Yen Denominated Nikkei 225 Index	Dec. 2022	1,164,548	(57,937)
				(20,224,653)
Short Positions:
100	3 Month CME SOFR	Dec. 2023	23,942,500	122,083
38	2 Year U.S. Treasury Notes	Dec. 2022	7,804,844	126,130
47	5 Year Euro-Bobl	Dec. 2022	5,515,967	118,376
308	5 Year U.S. Treasury Notes	Dec. 2022	33,112,406	30,067
8	10 Year Canadian Government Bonds	Dec. 2022	715,764	3,699
83	10 Year Euro-Bund	Dec. 2022	11,265,351	321,066
18	10 Year Japanese Bonds	Dec. 2022	18,444,000	29,392
4	10 Year Mini Japanese Government Bonds	Dec. 2022	410,585	564
17	10 Year U.K. Gilt	Dec. 2022	1,829,802	61,384
504	10 Year U.S. Treasury Notes	Dec. 2022	56,479,500	1,085,758
188	10 Year U.S. Ultra Treasury Notes	Dec. 2022	22,275,064	1,368,500
72	20 Year U.S. Treasury Bonds	Dec. 2022	9,101,250	693,574
8	30 Year Euro Buxl	Dec. 2022	1,149,717	83,678
6	Australian Dollar Currency	Dec. 2022	384,930	2,805
10	British Pound Currency	Dec. 2022	698,812	21,322
181	Euro Currency	Dec. 2022	22,311,644	557,318
24	Euro Schatz Index	Dec. 2022	2,520,649	23,825
63	Euro-BTP Italian Government Bond	Dec. 2022	6,913,998	268,836
9	Euro-OAT	Dec. 2022	1,165,358	54,710
10	Japanese Yen Currency	Dec. 2022	870,437	19,513
100	S&P 500 E-Mini Index	Dec. 2022	18,007,500	1,215,526
				6,208,126
				$(14,016,527)

Commodity Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
138	Brent Crude	Jan. 2023	$11,525,760	$(1,020,624)
10	Coffee ’C’	Dec. 2022	830,812	31,584
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Commodity Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
99	Copper	Dec. 2022	$8,445,937	$(181,009)
367	Corn	Dec. 2022	12,432,125	1,270,737
113	Cotton No. 2	Dec. 2022	4,821,710	(816,249)
31	Gasoline RBOB	Nov. 2022	3,085,480	(226,390)
137	Gold 100 OZ	Dec. 2022	22,906,400	(1,175,536)
70	Hard Red Winter Wheat	Dec. 2022	3,470,250	492,952
54	Lean Hogs	Dec. 2022	1,646,460	(169,889)
41	Live Cattle	Dec. 2022	2,411,620	(62,900)
35	LME Nickel	Nov. 2022	4,421,550	(257,061)
141	LME PRI Aluminum	Nov. 2022	7,590,206	(889,508)
121	LME Zinc	Nov. 2022	9,078,025	(1,298,289)
61	Low Sulphur Gas Oil	Nov. 2022	5,744,675	(124,784)
334	Natural Gas	Nov. 2022	22,598,440	(5,236,693)
32	No. 2 Soft Red Winter Wheat	Dec. 2022	1,474,400	129,828
49	NY Harbor ULSD	Nov. 2022	6,630,053	(198,351)
64	Silver	Dec. 2022	6,092,480	(224,098)
192	Soybean	Nov. 2022	13,101,600	(994,728)
140	Soybean Meal	Dec. 2022	5,642,000	131,168
239	Soybean Oil	Dec. 2022	8,827,704	(620,575)
156	Sugar #11 (World)	Mar. 2023	3,089,050	(27,373)
182	WTI Crude	Nov. 2022	14,467,180	(1,335,285)
				(12,803,073)
Short Positions:
15	LME Nickel	Nov. 2022	1,894,950	61,621
64	LME PRI Aluminum	Nov. 2022	3,445,200	85,858
55	LME Zinc	Nov. 2022	4,126,375	138,227
				285,706
				$(12,517,367)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	810	$538,160	$518,151	$—	$(20,009)
Expiring 10/07/22	Bank of America, N.A.	AUD	165	112,041	105,549	—	(6,492)
Expiring 10/07/22	Bank of America, N.A.	AUD	60	40,523	38,381	—	(2,142)
Expiring 10/07/22	BNP Paribas S.A.	AUD	500	335,271	319,846	—	(15,425)
Expiring 10/07/22	BNP Paribas S.A.	AUD	65	43,817	41,580	—	(2,237)
Expiring 10/07/22	Citibank, N.A.	AUD	330	222,050	211,099	—	(10,951)
Expiring 10/07/22	Goldman Sachs International	AUD	325	216,899	207,900	—	(8,999)
Expiring 10/07/22	Goldman Sachs International	AUD	160	108,896	102,351	—	(6,545)
Expiring 10/07/22	Goldman Sachs International	AUD	160	108,263	102,351	—	(5,912)
Expiring 10/07/22	Goldman Sachs International	AUD	65	44,583	41,580	—	(3,003)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	330	221,963	211,099	—	(10,864)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	330	225,898	211,099	—	(14,799)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	165	107,552	105,550	—	(2,002)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	118	79,409	75,484	—	(3,925)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	20	13,469	12,794	—	(675)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	1,315	851,292	841,195	—	(10,097)
A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	687	$444,743	$439,468	$—	$(5,275)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	330	221,228	211,098	—	(10,130)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	160	106,848	102,351	—	(4,497)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	495	337,278	316,647	—	(20,631)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	330	222,705	211,098	—	(11,607)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	330	224,656	211,098	—	(13,558)
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	143	98,085	91,476	—	(6,609)
Expiring 10/07/22	UBS AG	AUD	113	76,228	72,285	—	(3,943)
Expiring 10/18/22	Citibank, N.A.	AUD	8,830	6,049,514	5,649,448	—	(400,066)
Expiring 10/18/22	Citibank, N.A.	AUD	250	173,554	159,945	—	(13,609)
Expiring 10/18/22	Citibank, N.A.	AUD	125	84,873	79,973	—	(4,900)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	AUD	484	332,352	309,947	—	(22,405)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	AUD	357	248,416	228,402	—	(20,014)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	114	77,637	72,937	—	(4,700)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	114	79,154	72,936	—	(6,218)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	AUD	248	168,534	158,584	—	(9,950)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	AUD	20	12,979	12,799	—	(180)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	135	86,299	86,395	96	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	90	58,241	57,597	—	(644)
Expiring 11/07/22	NatWest Markets PLC	AUD	660	427,965	422,377	—	(5,588)
Expiring 12/15/22	Goldman Sachs International	AUD	921	625,121	589,853	—	(35,268)
Expiring 12/15/22	UBS AG	AUD	1,199	813,518	767,654	—	(45,864)
Expiring 12/21/22	Barclays Bank PLC	AUD	38,957	26,406,246	24,956,285	—	(1,449,961)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	2,313	1,514,683	1,481,577	—	(33,106)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	373	239,703	238,693	—	(1,010)
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	130	25,048	24,073	—	(975)
Expiring 10/04/22	Citibank, N.A.	BRL	195	36,198	36,110	—	(88)
Expiring 10/04/22	Citibank, N.A.	BRL	130	24,045	24,074	29	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	3,113	602,268	576,508	—	(25,760)
Expiring 10/18/22	Goldman Sachs Bank USA	BRL	11,361	2,026,214	2,096,652	70,438	—
Expiring 10/18/22	Goldman Sachs Bank USA	BRL	2,401	450,892	443,117	—	(7,775)
Expiring 10/18/22	Goldman Sachs Bank USA	BRL	2,140	416,870	394,948	—	(21,922)
Expiring 12/15/22	Goldman Sachs International	BRL	2,604	501,272	474,537	—	(26,735)
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	1,630	1,763,883	1,820,631	56,748	—
Expiring 10/07/22	Bank of America, N.A.	GBP	1,491	1,596,563	1,665,025	68,462	—
Expiring 10/07/22	Bank of America, N.A.	GBP	96	110,622	107,205	—	(3,417)
Expiring 10/07/22	Bank of America, N.A.	GBP	82	87,806	91,571	3,765	—
Expiring 10/07/22	Barclays Bank PLC	GBP	12	13,914	13,401	—	(513)
Expiring 10/07/22	Barclays Bank PLC	GBP	6	6,438	6,700	262	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	39	44,876	43,552	—	(1,324)
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	Citibank, N.A.	GBP	95	$107,836	$106,088	$—	$(1,748)
Expiring 10/07/22	Citibank, N.A.	GBP	87	93,865	97,154	3,289	—
Expiring 10/07/22	Goldman Sachs International	GBP	1,491	1,608,789	1,665,025	56,236	—
Expiring 10/07/22	Goldman Sachs International	GBP	150	174,653	167,507	—	(7,146)
Expiring 10/07/22	Goldman Sachs International	GBP	83	89,557	92,688	3,131	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	193	224,567	215,526	—	(9,041)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	97	111,066	108,321	—	(2,745)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	97	112,473	108,321	—	(4,152)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	97	113,053	108,322	—	(4,731)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	95	107,574	106,088	—	(1,486)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	58	66,782	64,769	—	(2,013)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	12	13,946	13,400	—	(546)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	6	6,560	6,700	140	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	190	214,205	212,176	—	(2,029)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	97	112,381	108,321	—	(4,060)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	49	52,581	54,719	2,138	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	97	111,669	108,322	—	(3,347)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	96	104,334	107,205	2,871	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	96	108,266	107,205	—	(1,061)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	95	107,818	106,088	—	(1,730)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	32	35,284	35,735	451	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	674	783,511	752,667	—	(30,844)
Expiring 10/07/22	UBS AG	GBP	58	66,779	64,769	—	(2,010)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	1,244	1,499,871	1,389,763	—	(110,108)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	702	859,471	784,123	—	(75,348)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	12	14,381	13,414	—	(967)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	3	3,550	3,351	—	(199)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	222	247,644	247,713	69	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	130	151,500	145,305	—	(6,195)
Expiring 11/07/22	Bank of America, N.A.	GBP	337	361,020	376,540	15,520	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	81	86,339	90,504	4,165	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	81	86,411	90,504	4,093	—
Expiring 11/07/22	Citibank, N.A.	GBP	162	176,171	181,007	4,836	—
Expiring 11/07/22	Commonwealth Bank of Australia	GBP	243	260,889	271,511	10,622	—
Expiring 11/07/22	Goldman Sachs International	GBP	337	363,828	376,539	12,711	—
Expiring 11/07/22	Goldman Sachs International	GBP	174	194,369	194,415	46	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	GBP	61	65,252	68,157	2,905	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	GBP	41	44,117	45,810	1,693	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	162	172,848	181,007	8,159	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	81	86,424	90,503	4,079	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	39	42,059	43,575	1,516	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	10	11,084	11,173	89	—
Expiring 11/07/22	UBS AG	GBP	86	93,142	96,090	2,948	—
A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/07/22	UBS AG	GBP	81	$86,603	$90,504	$3,901	$—
Expiring 12/15/22	Goldman Sachs International	GBP	31	34,459	34,553	94	—
Expiring 12/15/22	UBS AG	GBP	706	802,092	788,796	—	(13,296)
Expiring 12/21/22	Barclays Bank PLC	GBP	24,007	27,853,294	26,839,277	—	(1,014,017)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	4,474	5,130,582	5,002,376	—	(128,206)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	4,410	4,935,731	4,930,396	—	(5,335)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	3,692	4,278,555	4,127,816	—	(150,739)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	3,223	3,678,111	3,603,528	—	(74,583)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	2,127	2,481,655	2,377,549	—	(104,106)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	1,959	2,290,031	2,189,631	—	(100,400)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	1,857	2,141,480	2,075,739	—	(65,741)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	1,545	1,639,202	1,726,731	87,529	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	1,527	1,756,015	1,707,450	—	(48,565)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	1,472	1,686,994	1,645,756	—	(41,238)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	1,224	1,420,944	1,368,797	—	(52,147)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	1,155	1,312,390	1,291,516	—	(20,874)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	615	655,618	688,085	32,467	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	21	22,593	23,515	922	—
Expiring 12/28/22	Goldman Sachs Bank USA	GBP	205	221,913	229,225	7,312	—
Expiring 12/28/22	JP Morgan Chase Bank, N.A.	GBP	206	221,491	230,343	8,852	—
Expiring 12/28/22	Morgan Stanley Capital Services LLC	GBP	684	757,864	764,509	6,645	—
Canadian Dollar,
Expiring 10/07/22	BNP Paribas S.A.	CAD	510	373,377	369,200	—	(4,177)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	440	323,992	318,525	—	(5,467)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	290	213,540	209,937	—	(3,603)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	145	111,588	104,968	—	(6,620)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	44	33,430	31,853	—	(1,577)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	43	32,724	31,128	—	(1,596)
Expiring 10/07/22	RBC Capital Markets LLC	CAD	350	266,905	253,372	—	(13,533)
Expiring 10/07/22	RBC Capital Markets LLC	CAD	179	136,503	129,582	—	(6,921)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	1,891	1,378,883	1,368,935	—	(9,948)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	290	211,463	209,937	—	(1,526)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	43	32,670	31,128	—	(1,542)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	26	19,753	18,822	—	(931)
A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/18/22	Citibank, N.A.	CAD	1,961	$1,515,492	$1,419,900	$—	$(95,592)
Expiring 10/18/22	Citibank, N.A.	CAD	1,280	995,843	926,618	—	(69,225)
Expiring 10/18/22	Citibank, N.A.	CAD	790	608,500	571,878	—	(36,622)
Expiring 10/18/22	Citibank, N.A.	CAD	240	184,861	173,735	—	(11,126)
Expiring 10/18/22	Citibank, N.A.	CAD	45	34,769	32,575	—	(2,194)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CAD	114	86,827	82,334	—	(4,493)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CAD	23	17,810	16,753	—	(1,057)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	CAD	1,159	900,857	838,995	—	(61,862)
Expiring 10/19/22	BNP Paribas S.A.	CAD	56	42,998	40,775	—	(2,223)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	102	77,000	74,001	—	(2,999)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	87	66,000	62,642	—	(3,358)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	70	53,000	50,500	—	(2,500)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	402	309,694	291,193	—	(18,501)
Expiring 11/07/22	Deutsche Bank AG	CAD	85	61,919	61,530	—	(389)
Expiring 11/07/22	Goldman Sachs International	CAD	50	36,385	36,194	—	(191)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CAD	40	29,247	28,956	—	(291)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	675	491,737	488,623	—	(3,114)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	240	175,167	173,732	—	(1,435)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	179	130,514	129,576	—	(938)
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	CAD	807	603,463	584,682	—	(18,781)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	121,244	92,969,345	87,809,741	—	(5,159,604)
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	39,200	43,459	40,471	—	(2,988)
Expiring 10/07/22	Bank of America, N.A.	CLP	39,200	43,248	40,471	—	(2,777)
Expiring 10/07/22	Bank of America, N.A.	CLP	20,400	21,853	21,061	—	(792)
Expiring 10/07/22	Citibank, N.A.	CLP	39,900	44,571	41,193	—	(3,378)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	79,100	82,525	81,664	—	(861)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	39,200	43,507	40,471	—	(3,036)
Expiring 10/07/22	Standard Chartered Securities	CLP	20,300	22,005	20,958	—	(1,047)
Expiring 11/07/22	BNP Paribas S.A.	CLP	24,100	24,442	24,743	301	—
Expiring 12/15/22	Goldman Sachs International	CLP	2,277	2,533	2,319	—	(214)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	121,413	123,000	123,505	505	—
China Yuan,
Expiring 12/15/22	BNP Paribas S.A.	CNY	10,862	1,576,957	1,525,301	—	(51,656)
Expiring 12/15/22	BNP Paribas S.A.	CNY	2,389	347,199	335,522	—	(11,677)
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	CNY	5,455	765,948	765,980	32	—
Chinese Renminbi,
Expiring 10/18/22	Citibank, N.A.	CNH	1,338	199,063	187,500	—	(11,563)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CNH	19,011	2,668,521	2,663,482	—	(5,039)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CNH	6,869	1,020,141	962,330	—	(57,811)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CNH	44	6,514	6,131	—	(383)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	CNH	17,980	2,496,529	2,519,098	22,569	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	CNH	4,098	575,241	574,094	—	(1,147)
Expiring 11/07/22	Goldman Sachs International	CNH	228	31,992	31,955	—	(37)
A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CNH	453	$63,157	$63,489	$332	$—
Expiring 11/23/22	Bank of America, N.A.	CNH	2,644	383,000	370,717	—	(12,283)
Expiring 11/23/22	HSBC Bank PLC	CNH	3,642	511,000	510,657	—	(343)
Expiring 11/23/22	HSBC Bank PLC	CNH	2,063	299,000	289,200	—	(9,800)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	3,773	542,600	529,041	—	(13,559)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	2,674	384,000	374,911	—	(9,089)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	2,564	372,000	359,471	—	(12,529)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	2,556	367,000	358,306	—	(8,694)
Expiring 11/23/22	The Toronto-Dominion Bank	CNH	1,500	209,648	210,301	653	—
Colombian Peso,
Expiring 10/07/22	Citibank, N.A.	COP	157,381	34,688	34,094	—	(594)
Expiring 10/07/22	Citibank, N.A.	COP	3,643	803	789	—	(14)
Expiring 10/18/22	Goldman Sachs Bank USA	COP	78,294	16,837	16,924	87	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	COP	1,647,185	372,161	356,053	—	(16,108)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	COP	255,620	56,994	55,255	—	(1,739)
Expiring 11/04/22	BNP Paribas S.A.	COP	73,400	16,021	15,813	—	(208)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	COP	396,494	87,314	84,712	—	(2,602)
Czech Koruna,
Expiring 10/07/22	BNP Paribas S.A.	CZK	970	39,531	38,623	—	(908)
Expiring 10/07/22	Citibank, N.A.	CZK	2,810	108,999	111,885	2,886	—
Expiring 10/07/22	Citibank, N.A.	CZK	1,990	82,034	79,235	—	(2,799)
Expiring 10/07/22	Citibank, N.A.	CZK	480	18,619	19,112	493	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	1,050	42,576	41,807	—	(769)
Expiring 10/19/22	Goldman Sachs International	CZK	2,643	104,387	105,096	709	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	5,875	237,779	233,615	—	(4,164)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	359	14,521	14,267	—	(254)
Danish Krone,
Expiring 10/07/22	Citibank, N.A.	DKK	700	90,029	92,314	2,285	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	DKK	180	23,378	23,790	412	—
Euro,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	179	173,653	175,558	1,905	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	6,500	6,264,894	6,371,988	107,094	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	145	145,227	141,717	—	(3,510)
Expiring 10/07/22	Bank of America, N.A.	EUR	450	449,071	441,232	—	(7,839)
Expiring 10/07/22	Bank of America, N.A.	EUR	437	429,838	428,486	—	(1,352)
Expiring 10/07/22	Bank of America, N.A.	EUR	225	224,592	220,616	—	(3,976)
Expiring 10/07/22	Bank of America, N.A.	EUR	225	224,592	220,616	—	(3,976)
Expiring 10/07/22	Bank of America, N.A.	EUR	225	225,800	220,616	—	(5,184)
Expiring 10/07/22	Bank of America, N.A.	EUR	224	223,946	219,637	—	(4,309)
Expiring 10/07/22	Bank of America, N.A.	EUR	89	89,043	87,266	—	(1,777)
Expiring 10/07/22	Bank of America, N.A.	EUR	25	24,985	24,513	—	(472)
Expiring 10/07/22	Barclays Bank PLC	EUR	137	131,833	134,331	2,498	—
Expiring 10/07/22	Barclays Bank PLC	EUR	24	23,996	23,533	—	(463)
Expiring 10/07/22	Barclays Bank PLC	EUR	14	14,292	13,727	—	(565)
Expiring 10/07/22	Barclays Bank PLC	EUR	7	7,016	6,863	—	(153)
Expiring 10/07/22	BNP Paribas S.A.	EUR	2,486	2,491,661	2,437,563	—	(54,098)
Expiring 10/07/22	BNP Paribas S.A.	EUR	223	222,953	218,655	—	(4,298)
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	BNP Paribas S.A.	EUR	217	$215,154	$212,772	$—	$(2,382)
Expiring 10/07/22	BNP Paribas S.A.	EUR	112	112,556	109,818	—	(2,738)
Expiring 10/07/22	BNP Paribas S.A.	EUR	110	110,497	107,856	—	(2,641)
Expiring 10/07/22	Citibank, N.A.	EUR	558	559,274	547,127	—	(12,147)
Expiring 10/07/22	Citibank, N.A.	EUR	557	557,962	546,147	—	(11,815)
Expiring 10/07/22	Citibank, N.A.	EUR	61	61,252	59,812	—	(1,440)
Expiring 10/07/22	Deutsche Bank AG	EUR	7,466	7,158,953	7,320,532	161,579	—
Expiring 10/07/22	Deutsche Bank AG	EUR	608	582,995	596,153	13,158	—
Expiring 10/07/22	Deutsche Bank AG	EUR	111	112,856	108,837	—	(4,019)
Expiring 10/07/22	Goldman Sachs International	EUR	647	652,113	634,394	—	(17,719)
Expiring 10/07/22	Goldman Sachs International	EUR	142	141,541	139,233	—	(2,308)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	387	374,039	379,460	5,421	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	225	226,010	220,616	—	(5,394)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	223	225,372	218,655	—	(6,717)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	223	225,372	218,655	—	(6,717)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	223	223,236	218,655	—	(4,581)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	223	223,253	218,655	—	(4,598)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	218	214,388	213,752	—	(636)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	218	214,778	213,753	—	(1,025)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	217	215,086	212,773	—	(2,313)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	216	212,712	211,791	—	(921)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	183	185,422	179,434	—	(5,988)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	112	112,116	109,817	—	(2,299)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	112	112,116	109,818	—	(2,298)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	112	112,454	109,818	—	(2,636)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	111	111,957	108,837	—	(3,120)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	111	112,513	108,837	—	(3,676)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	111	107,224	108,837	1,613	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	110	108,302	107,857	—	(445)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	109	107,794	106,876	—	(918)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	108	107,164	105,896	—	(1,268)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	108	106,295	105,896	—	(399)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	108	106,744	105,896	—	(848)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	108	106,893	105,897	—	(996)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	71	70,640	69,617	—	(1,023)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	14	14,063	13,727	—	(336)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	263	261,894	257,876	—	(4,018)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	226	224,439	221,597	—	(2,842)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	226	224,301	221,597	—	(2,704)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	225	225,729	220,616	—	(5,113)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	225	225,258	220,616	—	(4,642)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	224	223,719	219,636	—	(4,083)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	221	214,459	216,694	2,235	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	221	214,415	216,694	2,279	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	111	111,195	108,837	—	(2,358)
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	State Street Bank and Trust Company	EUR	303	$293,412	$297,096	$3,684	$—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	110	106,696	107,857	1,161	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	927	963,777	909,346	—	(54,431)
Expiring 10/18/22	Citibank, N.A.	EUR	427	435,740	418,998	—	(16,742)
Expiring 10/18/22	Goldman Sachs Bank USA	EUR	788	788,749	773,233	—	(15,516)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	EUR	2,049	2,043,406	2,010,602	—	(32,804)
Expiring 10/19/22	HSBC Bank PLC	EUR	200	199,790	196,265	—	(3,525)
Expiring 10/19/22	HSBC Bank PLC	EUR	160	165,000	157,386	—	(7,614)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	738	723,853	724,324	471	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	618	623,412	606,449	—	(16,963)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	140	138,000	136,928	—	(1,072)
Expiring 10/19/22	UBS AG	EUR	191	185,501	187,528	2,027	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	167	161,436	164,419	2,983	—
Expiring 11/07/22	Bank of America, N.A.	EUR	272	261,550	267,277	5,727	—
Expiring 11/07/22	Bank of America, N.A.	EUR	91	87,504	89,420	1,916	—
Expiring 11/07/22	Citibank, N.A.	EUR	43	41,574	42,254	680	—
Expiring 11/07/22	Deutsche Bank AG	EUR	2,534	2,435,024	2,489,999	54,975	—
Expiring 11/07/22	Goldman Sachs International	EUR	278	272,993	273,173	180	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	362	351,453	355,714	4,261	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	362	352,179	355,715	3,536	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	167	162,230	164,100	1,870	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	684	658,900	672,123	13,223	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	607	583,328	596,460	13,132	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	179	174,844	175,893	1,049	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	71	68,231	69,767	1,536	—
Expiring 11/07/22	Societe Generale SA	EUR	38	36,727	37,341	614	—
Expiring 11/07/22	Standard Chartered Securities	EUR	39	38,089	38,322	233	—
Expiring 11/07/22	State Street Bank and Trust Company	EUR	39	38,304	38,323	19	—
Expiring 11/07/22	The Toronto-Dominion Bank	EUR	126	121,532	123,812	2,280	—
Expiring 11/07/22	UBS AG	EUR	89	87,736	87,455	—	(281)
Expiring 11/07/22	UBS AG	EUR	31	29,841	30,462	621	—
Expiring 12/15/22	Goldman Sachs International	EUR	456	446,417	449,629	3,212	—
Expiring 12/15/22	UBS AG	EUR	3,878	3,866,119	3,823,278	—	(42,841)
Expiring 12/15/22	UBS AG	EUR	3,291	3,302,506	3,244,021	—	(58,485)
Expiring 12/15/22	UBS AG	EUR	2,086	2,074,499	2,056,377	—	(18,122)
Expiring 12/21/22	Barclays Bank PLC	EUR	108,226	108,955,568	106,766,269	—	(2,189,299)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	2,334	2,312,674	2,302,916	—	(9,758)
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	19,595	45,338	45,306	—	(32)
Expiring 10/07/22	Bank of America, N.A.	HUF	453	1,048	1,047	—	(1)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	29,647	72,508	68,547	—	(3,961)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	13,000	32,719	30,057	—	(2,662)
Expiring 10/19/22	Citibank, N.A.	HUF	74,824	183,631	172,382	—	(11,249)
Expiring 10/19/22	HSBC Bank PLC	HUF	66,172	167,000	152,450	—	(14,550)
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	88,849	$225,000	$204,693	$—	$(20,307)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	70,097	169,000	161,490	—	(7,510)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	69,921	177,000	161,086	—	(15,914)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	69,292	170,000	159,637	—	(10,363)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	66,182	166,000	152,472	—	(13,528)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	63,344	160,000	145,933	—	(14,067)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	56,752	137,000	130,747	—	(6,253)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	59,261	145,156	136,528	—	(8,628)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	54,276	131,000	125,042	—	(5,958)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	51,661	128,000	119,017	—	(8,983)
Expiring 10/19/22	The Toronto-Dominion Bank	HUF	61,965	157,000	142,757	—	(14,243)
Indian Rupee,
Expiring 10/07/22	Bank of America, N.A.	INR	5,659	68,962	69,300	338	—
Expiring 10/07/22	Citibank, N.A.	INR	1,148	14,391	14,058	—	(333)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	INR	4,830	60,755	59,148	—	(1,607)
Expiring 10/07/22	Standard Chartered Securities	INR	2,042	25,599	25,007	—	(592)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	INR	—*	4	4	—	—
Expiring 12/15/22	BNP Paribas S.A.	INR	25,801	321,545	313,994	—	(7,551)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	INR	21,398	260,000	260,254	254	—
Expiring 12/21/22	The Toronto-Dominion Bank	INR	59,322	742,963	721,504	—	(21,459)
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	12,000	807	784	—	(23)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	3,257,808	214,683	212,866	—	(1,817)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	IDR	43,333,850	2,856,549	2,828,946	—	(27,603)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	IDR	82,675	5,466	5,397	—	(69)
Expiring 11/07/22	Barclays Bank PLC	IDR	667,288	43,739	43,505	—	(234)
Expiring 11/07/22	Goldman Sachs International	IDR	766,000	50,197	49,942	—	(255)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	12,000	789	782	—	(7)
Expiring 12/15/22	BNP Paribas S.A.	IDR	4,511,090	302,671	293,612	—	(9,059)
Expiring 12/21/22	HSBC Bank PLC	IDR	5,211,396	342,000	339,082	—	(2,918)
Israeli Shekel,
Expiring 10/07/22	Citibank, N.A.	ILS	254	71,681	71,277	—	(404)
Expiring 10/07/22	Citibank, N.A.	ILS	50	14,110	14,030	—	(80)
Expiring 11/07/22	Goldman Sachs International	ILS	100	28,643	28,134	—	(509)
Expiring 12/21/22	Citibank, N.A.	ILS	415	121,786	117,282	—	(4,504)
Japanese Yen,
Expiring 10/07/22	Bank of America, N.A.	JPY	47,700	333,489	329,789	—	(3,700)
Expiring 10/07/22	Bank of America, N.A.	JPY	32,000	224,079	221,242	—	(2,837)
Expiring 10/07/22	Bank of America, N.A.	JPY	15,900	111,509	109,930	—	(1,579)
Expiring 10/07/22	Bank of America, N.A.	JPY	15,900	111,177	109,930	—	(1,247)
Expiring 10/07/22	Barclays Bank PLC	JPY	16,000	111,378	110,622	—	(756)
Expiring 10/07/22	BNP Paribas S.A.	JPY	9,300	64,443	64,299	—	(144)
Expiring 10/07/22	Citibank, N.A.	JPY	31,800	222,614	219,859	—	(2,755)
Expiring 10/07/22	HSBC Bank PLC	JPY	46,700	327,199	322,875	—	(4,324)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	32,200	224,268	222,625	—	(1,643)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	32,200	224,336	222,625	—	(1,711)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	32,200	227,210	222,625	—	(4,585)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	32,200	224,259	222,625	—	(1,634)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	32,200	223,391	222,625	—	(766)
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	31,300	$223,706	$216,403	$—	$(7,303)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	22,500	155,839	155,560	—	(279)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	16,100	112,328	111,313	—	(1,015)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	6,200	43,457	42,865	—	(592)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	504,535	3,491,592	3,488,263	—	(3,329)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	96,900	700,537	669,948	—	(30,589)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	46,800	330,721	323,567	—	(7,154)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,400	220,655	217,093	—	(3,562)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,300	226,602	216,403	—	(10,199)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,300	223,769	216,403	—	(7,366)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,300	223,674	216,403	—	(7,271)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,200	220,925	215,711	—	(5,214)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,200	220,465	215,711	—	(4,754)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,100	218,084	215,020	—	(3,064)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	16,100	113,317	111,312	—	(2,005)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	16,000	111,392	110,621	—	(771)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	16,000	111,968	110,621	—	(1,347)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,900	110,676	109,930	—	(746)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,900	111,079	109,930	—	(1,149)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,900	111,088	109,930	—	(1,158)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,800	110,903	109,238	—	(1,665)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,600	109,240	107,856	—	(1,384)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,600	110,019	107,856	—	(2,163)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,400	107,215	106,472	—	(743)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	13,500	93,619	93,336	—	(283)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	6,400	44,325	44,249	—	(76)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	6,400	44,337	44,249	—	(88)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	4,500	31,334	31,112	—	(222)
Expiring 10/07/22	RBC Capital Markets LLC	JPY	20,748	145,104	143,448	—	(1,656)
Expiring 10/07/22	State Street Bank and Trust Company	JPY	16,100	111,958	111,312	—	(646)
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	UBS AG	JPY	18,453	$128,068	$127,581	$—	$(487)
Expiring 10/07/22	Westpac Banking Corp.	JPY	80,860	565,922	559,051	—	(6,871)
Expiring 10/07/22	Westpac Banking Corp.	JPY	22,902	160,181	158,340	—	(1,841)
Expiring 10/07/22	Westpac Banking Corp.	JPY	13,081	91,578	90,440	—	(1,138)
Expiring 10/18/22	BNP Paribas S.A.	JPY	149,175	1,099,966	1,032,425	—	(67,541)
Expiring 10/18/22	BNP Paribas S.A.	JPY	136,782	1,011,049	946,658	—	(64,391)
Expiring 10/18/22	BNP Paribas S.A.	JPY	76,262	576,831	527,801	—	(49,030)
Expiring 10/18/22	Goldman Sachs Bank USA	JPY	383,449	2,813,836	2,653,813	—	(160,023)
Expiring 10/18/22	Goldman Sachs Bank USA	JPY	102,790	744,355	711,403	—	(32,952)
Expiring 10/18/22	Goldman Sachs Bank USA	JPY	71,251	523,352	493,119	—	(30,233)
Expiring 10/19/22	BNP Paribas S.A.	JPY	53,245	390,248	368,535	—	(21,713)
Expiring 10/19/22	BNP Paribas S.A.	JPY	14,113	103,438	97,683	—	(5,755)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	16,383	113,342	113,393	51	—
Expiring 11/07/22	BMO Capital Markets	JPY	3,891	27,105	26,984	—	(121)
Expiring 11/07/22	Goldman Sachs International	JPY	5,800	40,198	40,222	24	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	162,204	1,125,826	1,124,861	—	(965)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	61,371	425,991	425,599	—	(392)
Expiring 12/15/22	BNP Paribas S.A.	JPY	179,278	1,255,290	1,249,422	—	(5,868)
Expiring 12/15/22	Goldman Sachs International	JPY	124,516	871,860	867,774	—	(4,086)
Expiring 12/21/22	Barclays Bank PLC	JPY	6,438,129	45,265,621	44,909,741	—	(355,880)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	220,350	1,568,842	1,537,071	—	(31,771)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	189,552	1,327,813	1,322,233	—	(5,580)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	139,468	972,049	972,869	820	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	117,948	822,599	822,756	157	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	113,774	794,603	793,639	—	(964)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	92,413	643,624	644,636	1,012	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	56,498	395,988	394,104	—	(1,884)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	50,738	355,483	353,931	—	(1,552)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	25,497	178,388	177,859	—	(529)
Malaysian Ringgit,
Expiring 10/07/22	BNP Paribas S.A.	MYR	1,301	280,099	278,945	—	(1,154)
Expiring 11/07/22	Deutsche Bank AG	MYR	197	42,525	42,197	—	(328)
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	1,350	67,606	66,947	—	(659)
Expiring 10/07/22	Goldman Sachs International	MXN	1,330	66,097	65,955	—	(142)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	1,190	58,679	59,013	334	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	1,120	55,284	55,542	258	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	17,630	871,082	874,279	3,197	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	2,240	110,461	111,082	621	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	2,160	107,959	107,116	—	(843)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	1,380	68,531	68,435	—	(96)
Expiring 10/07/22	UBS AG	MXN	3,134	155,688	155,416	—	(272)
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/18/22	Goldman Sachs Bank USA	MXN	2,382	$112,817	$117,901	$5,084	$—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	MXN	26,758	1,296,101	1,324,237	28,136	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	MXN	12,165	589,163	602,039	12,876	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	MXN	11,430	550,396	565,664	15,268	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	MXN	4,802	226,097	237,662	11,565	—
Expiring 11/07/22	Bank of America, N.A.	MXN	345	17,051	17,010	—	(41)
Expiring 11/07/22	Goldman Sachs International	MXN	1,100	54,350	54,236	—	(114)
Expiring 11/07/22	State Street Bank and Trust Company	MXN	1,110	54,239	54,729	490	—
Expiring 11/07/22	UBS AG	MXN	20,550	1,015,120	1,013,230	—	(1,890)
Expiring 12/15/22	BNP Paribas S.A.	MXN	19,604	961,985	960,050	—	(1,935)
Expiring 12/15/22	Goldman Sachs International	MXN	15,377	754,532	753,044	—	(1,488)
Expiring 12/15/22	Goldman Sachs International	MXN	2,445	119,925	119,745	—	(180)
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	MXN	6,513	319,546	318,957	—	(589)
Expiring 12/15/22	UBS AG	MXN	4,424	217,060	216,655	—	(405)
Expiring 12/21/22	HSBC Bank PLC	MXN	1,467	71,570	71,751	181	—
New Taiwanese Dollar,
Expiring 10/07/22	Barclays Bank PLC	TWD	6,900	223,953	216,759	—	(7,194)
Expiring 10/07/22	BNP Paribas S.A.	TWD	540	17,541	16,964	—	(577)
Expiring 10/07/22	Citibank, N.A.	TWD	13,570	430,657	426,294	—	(4,363)
Expiring 10/07/22	Citibank, N.A.	TWD	2,971	93,120	93,332	212	—
Expiring 10/07/22	Goldman Sachs International	TWD	6,935	221,655	217,859	—	(3,796)
Expiring 10/07/22	Goldman Sachs International	TWD	3,405	108,585	106,966	—	(1,619)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	TWD	29,725	998,488	933,861	—	(64,627)
Expiring 11/07/22	BNP Paribas S.A.	TWD	985	31,144	30,960	—	(184)
Expiring 12/15/22	BNP Paribas S.A.	TWD	22,564	745,078	710,451	—	(34,627)
Expiring 12/21/22	Bank of America, N.A.	TWD	10,108	320,000	318,326	—	(1,674)
Expiring 12/21/22	HSBC Bank PLC	TWD	13,379	428,000	421,346	—	(6,654)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	12,295	388,000	387,206	—	(794)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	TWD	10,514	336,000	331,117	—	(4,883)
New Zealand Dollar,
Expiring 10/07/22	Bank of America, N.A.	NZD	370	221,253	207,080	—	(14,173)
Expiring 10/07/22	Barclays Bank PLC	NZD	185	113,364	103,540	—	(9,824)
Expiring 10/07/22	BNP Paribas S.A.	NZD	185	110,776	103,539	—	(7,237)
Expiring 10/07/22	BNP Paribas S.A.	NZD	185	111,138	103,539	—	(7,599)
Expiring 10/07/22	BNP Paribas S.A.	NZD	50	29,504	27,983	—	(1,521)
Expiring 10/07/22	Citibank, N.A.	NZD	185	111,244	103,539	—	(7,705)
Expiring 10/07/22	Citibank, N.A.	NZD	185	111,543	103,540	—	(8,003)
Expiring 10/07/22	Goldman Sachs International	NZD	75	45,976	41,976	—	(4,000)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	365	222,666	204,281	—	(18,385)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	365	223,312	204,281	—	(19,031)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	325	185,799	181,894	—	(3,905)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	185	112,903	103,540	—	(9,363)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	185	108,860	103,540	—	(5,320)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	90	53,106	50,371	—	(2,735)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	40	22,925	22,387	—	(538)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,703	960,492	953,125	—	(7,367)
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	370	$221,827	$207,080	$—	$(14,747)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	370	224,011	207,079	—	(16,932)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	185	113,614	103,540	—	(10,074)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	185	113,558	103,539	—	(10,019)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	185	111,052	103,540	—	(7,512)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	60	35,322	33,581	—	(1,741)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	55	33,340	30,782	—	(2,558)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	370	226,059	207,079	—	(18,980)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	370	222,310	207,079	—	(15,231)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	180	108,816	100,741	—	(8,075)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	90	52,942	50,371	—	(2,571)
Expiring 10/19/22	Citibank, N.A.	NZD	172	105,180	96,106	—	(9,074)
Expiring 11/07/22	BNP Paribas S.A.	NZD	155	87,963	86,758	—	(1,205)
Expiring 11/07/22	HSBC Bank PLC	NZD	72	40,198	40,300	102	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	155	86,736	86,757	21	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	608	342,942	340,312	—	(2,630)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	305	173,640	170,715	—	(2,925)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	155	87,309	86,757	—	(552)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	155	87,542	86,757	—	(785)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	155	88,210	86,757	—	(1,453)
Expiring 11/07/22	Standard Chartered Securities	NZD	305	172,946	170,716	—	(2,230)
Expiring 12/15/22	BNP Paribas S.A.	NZD	368	207,519	206,099	—	(1,420)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	87,917	54,039,982	49,226,177	—	(4,813,805)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	13,212	7,499,241	7,397,835	—	(101,406)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	3,718	2,143,330	2,081,521	—	(61,809)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	3,588	2,131,717	2,008,948	—	(122,769)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	3,534	2,133,253	1,978,881	—	(154,372)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	3,012	1,708,200	1,686,608	—	(21,592)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	2,712	1,656,210	1,518,420	—	(137,790)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	2,675	1,576,537	1,497,528	—	(79,009)
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	1,729	$1,029,278	$968,104	$—	$(61,174)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	1,708	966,330	956,571	—	(9,759)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	1,642	990,882	919,241	—	(71,641)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	1,511	857,529	845,839	—	(11,690)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	1,060	650,854	593,496	—	(57,358)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	588	353,510	329,152	—	(24,358)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	476	280,535	266,485	—	(14,050)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	122	71,437	68,361	—	(3,076)
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	70	6,766	6,428	—	(338)
Expiring 10/07/22	Citibank, N.A.	NOK	1,100	110,198	101,021	—	(9,177)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	360	35,777	33,061	—	(2,716)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NOK	678	65,714	62,265	—	(3,449)
Expiring 10/07/22	UBS AG	NOK	2,000	182,765	183,674	909	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	NOK	1,139	112,949	104,598	—	(8,351)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	NOK	858	84,232	78,789	—	(5,443)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NOK	940	86,636	86,369	—	(267)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	560	51,842	51,454	—	(388)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	380	34,888	34,915	27	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	310	28,755	28,483	—	(272)
Expiring 11/07/22	UBS AG	NOK	432	39,498	39,693	195	—
Expiring 12/15/22	Bank of America, N.A.	NOK	62	6,187	5,711	—	(476)
Expiring 12/15/22	UBS AG	NOK	38	3,789	3,498	—	(291)
Expiring 12/21/22	Barclays Bank PLC	NOK	8,398	848,997	772,881	—	(76,116)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	712,217	72,004,359	65,544,449	—	(6,459,910)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	40,545	3,933,620	3,731,338	—	(202,282)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	26,082	2,599,833	2,400,290	—	(199,543)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	25,098	2,374,323	2,309,731	—	(64,592)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	17,078	1,739,337	1,571,654	—	(167,683)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	16,822	1,681,996	1,548,089	—	(133,907)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	15,790	1,566,897	1,453,149	—	(113,748)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	11,240	1,042,786	1,034,377	—	(8,409)
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	9,722	$949,175	$894,674	$—	$(54,501)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	9,529	892,072	876,941	—	(15,131)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	7,156	721,820	658,569	—	(63,251)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	3,369	333,766	310,078	—	(23,688)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	1,924	177,062	177,055	—	(7)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	975	94,980	89,739	—	(5,241)
Peruvian Nuevo Sol,
Expiring 10/07/22	Citibank, N.A.	PEN	113	28,403	28,338	—	(65)
Expiring 10/07/22	Citibank, N.A.	PEN	52	13,447	13,040	—	(407)
Expiring 11/07/22	Citibank, N.A.	PEN	52	13,022	12,988	—	(34)
Expiring 12/21/22	BNP Paribas S.A.	PEN	1,151	292,442	286,228	—	(6,214)
Philippine Peso,
Expiring 10/07/22	Citibank, N.A.	PHP	2,310	39,001	39,294	293	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	PHP	870	14,698	14,765	67	—
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	2,125	446,082	428,265	—	(17,817)
Expiring 10/07/22	Barclays Bank PLC	PLN	375	80,648	75,576	—	(5,072)
Expiring 10/07/22	BNP Paribas S.A.	PLN	555	110,048	111,853	1,805	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	PLN	325	69,115	65,499	—	(3,616)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	PLN	1,337	287,039	268,940	—	(18,099)
Expiring 10/19/22	BNP Paribas S.A.	PLN	461	95,754	92,626	—	(3,128)
Expiring 10/19/22	Citibank, N.A.	PLN	1,371	294,000	275,648	—	(18,352)
Expiring 10/19/22	HSBC Bank PLC	PLN	3,627	759,516	729,475	—	(30,041)
Expiring 10/19/22	HSBC Bank PLC	PLN	1,359	281,815	273,355	—	(8,460)
Expiring 10/19/22	HSBC Bank PLC	PLN	436	91,406	87,791	—	(3,615)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	1,377	296,000	276,928	—	(19,072)
Expiring 11/07/22	BNP Paribas S.A.	PLN	2,690	531,110	539,364	8,254	—
Expiring 11/07/22	UBS AG	PLN	270	53,274	54,137	863	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	345	238,424	240,225	1,801	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	75	51,831	52,223	392	—
Expiring 11/07/22	Credit Agricole Corporate and Investment Bank	SGD	79	55,055	55,026	—	(29)
Expiring 11/07/22	Standard Chartered Securities	SGD	40	27,785	27,861	76	—
Expiring 12/21/22	Barclays Bank PLC	SGD	12,315	8,756,562	8,584,153	—	(172,409)
Expiring 12/21/22	Barclays Bank PLC	SGD	448	318,482	312,039	—	(6,443)
Expiring 12/21/22	Barclays Bank PLC	SGD	285	200,026	198,812	—	(1,214)
Expiring 12/21/22	Barclays Bank PLC	SGD	67	46,680	46,597	—	(83)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	41	28,356	28,324	—	(32)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	1,778	1,239,248	1,239,314	66	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	1,413	985,797	984,932	—	(865)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	1,008	718,217	702,515	—	(15,702)
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	315	$226,082	$219,821	$—	$(6,261)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	185	132,679	129,285	—	(3,394)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	139	96,145	96,601	456	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	19	13,533	13,264	—	(269)
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	1,920	108,928	106,011	—	(2,917)
Expiring 10/07/22	Bank of America, N.A.	ZAR	1,160	66,799	64,048	—	(2,751)
Expiring 10/07/22	Goldman Sachs International	ZAR	1,910	108,972	105,458	—	(3,514)
Expiring 10/07/22	Goldman Sachs International	ZAR	780	44,788	43,066	—	(1,722)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	1,160	66,838	64,048	—	(2,790)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	15,090	883,448	833,173	—	(50,275)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	1,930	111,884	106,562	—	(5,322)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	1,200	70,268	66,256	—	(4,012)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	1,170	66,151	64,600	—	(1,551)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	ZAR	13,743	825,768	758,016	—	(67,752)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	ZAR	7,775	478,942	428,858	—	(50,084)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	ZAR	1,078	64,380	59,461	—	(4,919)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	ZAR	16,310	905,623	898,035	—	(7,588)
Expiring 12/15/22	UBS AG	ZAR	48	2,720	2,616	—	(104)
Expiring 12/21/22	Bank of America, N.A.	ZAR	2,452	138,000	134,473	—	(3,527)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	2,943	167,000	161,418	—	(5,582)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	2,749	151,000	150,755	—	(245)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	2,374	133,000	130,229	—	(2,771)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	1,696	97,087	93,014	—	(4,073)
South Korean Won,
Expiring 10/07/22	BNP Paribas S.A.	KRW	373,690	279,136	260,031	—	(19,105)
Expiring 10/07/22	BNP Paribas S.A.	KRW	26,350	19,128	18,335	—	(793)
Expiring 10/07/22	Citibank, N.A.	KRW	968,415	670,694	673,868	3,174	—
Expiring 10/07/22	Goldman Sachs International	KRW	153,260	110,353	106,645	—	(3,708)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	308,640	224,139	214,765	—	(9,374)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	154,480	111,610	107,494	—	(4,116)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	303,050	223,225	210,876	—	(12,349)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	153,390	110,610	106,736	—	(3,874)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	150,400	107,544	104,655	—	(2,889)
Expiring 11/07/22	Bank of America, N.A.	KRW	52,330	36,475	36,317	—	(158)
Expiring 11/07/22	Citibank, N.A.	KRW	88,550	61,362	61,453	91	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	KRW	109,505	76,191	75,996	—	(195)
Expiring 12/15/22	Goldman Sachs International	KRW	1,113,848	825,978	774,492	—	(51,486)
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/15/22	Goldman Sachs International	KRW	57,628	$43,017	$40,070	$—	$(2,947)
Expiring 12/21/22	Bank of America, N.A.	KRW	465,349	335,000	323,720	—	(11,280)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	461,899	335,000	321,321	—	(13,679)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	364,447	266,000	253,527	—	(12,473)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	147,397	106,808	102,536	—	(4,272)
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	70	6,552	6,309	—	(243)
Expiring 10/07/22	Deutsche Bank AG	SEK	330	31,121	29,745	—	(1,376)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	3,852	360,858	347,205	—	(13,653)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	951	83,644	85,719	2,075	—
Expiring 10/19/22	BNP Paribas S.A.	SEK	985	94,325	88,843	—	(5,482)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	980	87,938	88,465	527	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	592	52,144	53,440	1,296	—
Expiring 12/15/22	Goldman Sachs International	SEK	10,067	952,341	911,461	—	(40,880)
Expiring 12/15/22	UBS AG	SEK	2,911	265,316	263,554	—	(1,762)
Expiring 12/21/22	Barclays Bank PLC	SEK	13,191	1,233,104	1,195,104	—	(38,000)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	601,470	56,576,331	54,491,612	—	(2,084,719)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	16,594	1,508,605	1,503,371	—	(5,234)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	11,808	1,053,323	1,069,819	16,496	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	9,714	913,448	880,104	—	(33,344)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	8,833	836,050	800,214	—	(35,836)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	8,770	824,500	794,520	—	(29,980)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	7,848	729,348	711,044	—	(18,304)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	7,637	731,141	691,937	—	(39,204)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	4,691	427,389	424,980	—	(2,409)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	2,909	259,882	263,586	3,704	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	505	44,636	45,726	1,090	—
Swiss Franc,
Expiring 10/07/22	Barclays Bank PLC	CHF	15	15,288	15,212	—	(76)
Expiring 10/07/22	BNP Paribas S.A.	CHF	185	187,148	187,608	460	—
Expiring 10/07/22	Citibank, N.A.	CHF	185	187,296	187,608	312	—
Expiring 10/07/22	Citibank, N.A.	CHF	110	114,655	111,551	—	(3,104)
Expiring 10/07/22	Citibank, N.A.	CHF	110	112,219	111,551	—	(668)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	192	194,687	194,708	21	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	161	163,253	163,270	17	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	110	112,196	111,551	—	(645)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	110	112,243	111,551	—	(692)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	105	107,111	106,481	—	(630)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	15	15,412	15,211	—	(201)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	5	5,091	5,071	—	(20)
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	185	$187,478	$187,608	$130	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	105	106,214	106,480	266	—
Expiring 10/07/22	State Street Bank and Trust Company	CHF	315	326,570	319,440	—	(7,130)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	105	107,482	106,480	—	(1,002)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	105	109,512	106,481	—	(3,031)
Expiring 10/07/22	UBS AG	CHF	215	224,266	218,032	—	(6,234)
Expiring 10/07/22	UBS AG	CHF	105	109,460	106,480	—	(2,980)
Expiring 10/07/22	UBS AG	CHF	105	107,460	106,480	—	(980)
Expiring 11/07/22	Bank of America, N.A.	CHF	100	101,333	101,699	366	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	10	10,131	10,170	39	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	170	174,273	172,888	—	(1,385)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	85	86,896	86,444	—	(452)
Expiring 11/07/22	UBS AG	CHF	175	177,538	177,973	435	—
Expiring 12/15/22	Goldman Sachs International	CHF	258	269,006	263,160	—	(5,846)
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	CHF	299	313,287	305,106	—	(8,181)
Expiring 12/15/22	UBS AG	CHF	614	643,464	626,706	—	(16,758)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	2,733	2,847,524	2,793,959	—	(53,565)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,679	1,739,734	1,716,526	—	(23,208)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,607	1,691,744	1,643,235	—	(48,509)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,442	1,519,036	1,473,888	—	(45,148)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,297	1,322,027	1,326,253	4,226	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,291	1,322,169	1,319,792	—	(2,377)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,254	1,316,724	1,281,875	—	(34,849)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,208	1,263,144	1,234,543	—	(28,601)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	968	1,012,220	989,212	—	(23,008)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	484	507,366	494,280	—	(13,086)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	400	409,197	409,084	—	(113)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	244	250,468	249,093	—	(1,375)
Thai Baht,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	5,250	138,376	139,223	847	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	3,825	100,817	101,434	617	—
Expiring 11/07/22	Societe Generale SA	THB	590	15,582	15,674	92	—
Expiring 12/21/22	Citibank, N.A.	THB	1,074	29,449	28,649	—	(800)
Expiring 12/21/22	HSBC Bank PLC	THB	14,873	407,000	396,745	—	(10,255)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	15,587	413,000	415,770	2,770	—
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	12,199	$331,000	$325,393	$—	$(5,607)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	4,689	124,500	125,072	572	—
Turkish Lira,
Expiring 10/07/22	Goldman Sachs International	TRY	1,005	53,543	53,662	119	—
Expiring 10/07/22	UBS AG	TRY	1,005	53,600	53,662	62	—
Expiring 10/07/22	UBS AG	TRY	499	26,599	26,644	45	—
Expiring 11/07/22	HSBC Bank PLC	TRY	505	26,093	25,859	—	(234)
				$786,030,018	$755,760,598	1,073,719	(31,343,139)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	660	$443,500	$422,197	$21,303	$—
Expiring 10/07/22	Bank of America, N.A.	AUD	330	222,487	211,099	11,388	—
Expiring 10/07/22	Bank of America, N.A.	AUD	170	115,597	108,748	6,849	—
Expiring 10/07/22	Barclays Bank PLC	AUD	20	13,565	12,794	771	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	325	214,257	207,900	6,357	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	325	214,900	207,900	7,000	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	230	155,057	147,129	7,928	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	165	113,188	105,549	7,639	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	495	337,234	316,648	20,586	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	495	337,058	316,648	20,410	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	485	324,597	310,251	14,346	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	330	221,841	211,098	10,743	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	325	217,676	207,900	9,776	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	325	220,503	207,900	12,603	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	165	109,357	105,549	3,808	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	165	114,405	105,550	8,855	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	70	47,979	44,779	3,200	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	165	109,412	105,549	3,863	—
Expiring 10/07/22	RBC Capital Markets LLC	AUD	65	44,475	41,580	2,895	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	160	107,043	102,351	4,692	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	160	106,116	102,351	3,765	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	100	68,337	63,969	4,368	—
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	1,465	1,004,852	937,148	67,704	—
Expiring 10/07/22	UBS AG	AUD	165	110,361	105,549	4,812	—
Expiring 10/07/22	UBS AG	AUD	146	100,281	93,395	6,886	—
Expiring 10/18/22	Citibank, N.A.	AUD	1,232	826,209	788,291	37,918	—
Expiring 10/18/22	Citibank, N.A.	AUD	888	618,213	568,127	50,086	—
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	AUD	773	501,425	494,837	6,588	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	114	79,875	72,936	6,939	—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	113	76,945	72,409	4,536	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	1,315	851,572	841,555	10,017	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	687	444,890	439,657	5,233	—
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/07/22	State Street Bank and Trust Company	AUD	70	$45,172	$44,798	$374	$—
Expiring 12/21/22	Barclays Bank PLC	AUD	4,181	2,879,627	2,678,398	201,229	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	17,642	11,892,589	11,301,511	591,078	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	5,354	3,640,881	3,429,867	211,014	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	2,523	1,698,591	1,616,272	82,319	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	2,049	1,372,622	1,312,537	60,085	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	1,826	1,229,022	1,169,924	59,098	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	1,785	1,194,088	1,143,296	50,792	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	1,671	1,085,521	1,070,527	14,994	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	1,550	1,062,011	992,912	69,099	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	1,215	820,975	778,427	42,548	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	1,042	673,269	667,358	5,911	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	573	370,386	367,085	3,301	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	325	212,561	208,381	4,180	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	309	206,904	198,117	8,787	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	203	136,906	129,994	6,912	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	AUD	86	57,222	54,945	2,277	—
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	130	24,045	24,074	—	(29)
Expiring 10/04/22	Citibank, N.A.	BRL	710	137,000	131,544	5,456	—
Expiring 10/04/22	Citibank, N.A.	BRL	671	127,000	124,243	2,757	—
Expiring 10/04/22	Citibank, N.A.	BRL	315	59,216	58,331	885	—
Expiring 10/04/22	Citibank, N.A.	BRL	10	1,948	1,852	96	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	779	148,000	144,246	3,754	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	713	135,000	132,003	2,997	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	420	81,000	77,741	3,259	—
Expiring 10/18/22	Goldman Sachs Bank USA	BRL	3,981	745,757	734,714	11,043	—
Expiring 10/18/22	Goldman Sachs Bank USA	BRL	3,160	584,086	583,273	813	—
Expiring 10/18/22	Goldman Sachs Bank USA	BRL	300	54,064	55,357	—	(1,293)
Expiring 11/03/22	Citibank, N.A.	BRL	195	35,945	35,857	88	—
Expiring 12/15/22	Goldman Sachs International	BRL	588	110,233	107,065	3,168	—
Expiring 12/15/22	Goldman Sachs International	BRL	498	90,498	90,754	—	(256)
British Pound,
Expiring 10/04/22	Goldman Sachs International	GBP	56	63,597	62,199	1,398	—
Expiring 10/04/22	HSBC Bank PLC	GBP	1,575	1,862,488	1,758,433	104,055	—
Expiring 10/07/22	Bank of America, N.A.	GBP	337	360,860	376,334	—	(15,474)
Expiring 10/07/22	Bank of America, N.A.	GBP	99	104,009	110,555	—	(6,546)
Expiring 10/07/22	Barclays Bank PLC	GBP	97	113,450	108,321	5,129	—
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	Barclays Bank PLC	GBP	39	$44,836	$43,552	$1,284	$—
Expiring 10/07/22	Barclays Bank PLC	GBP	6	6,935	6,701	234	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	58	67,228	64,770	2,458	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	58	66,741	64,770	1,971	—
Expiring 10/07/22	Citibank, N.A.	GBP	99	104,406	110,555	—	(6,149)
Expiring 10/07/22	Citibank, N.A.	GBP	39	41,891	43,552	—	(1,661)
Expiring 10/07/22	Goldman Sachs International	GBP	337	363,623	376,334	—	(12,711)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	190	214,537	212,177	2,360	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	96	108,513	107,205	1,308	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	12	12,828	13,401	—	(573)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	12	13,835	13,400	435	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	6	6,779	6,700	79	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	99	107,753	110,555	—	(2,802)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	98	106,461	109,438	—	(2,977)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	96	105,294	107,205	—	(1,911)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	97	112,374	108,321	4,053	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	97	112,509	108,322	4,187	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	97	112,461	108,322	4,139	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	47	54,924	52,486	2,438	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	3,003	3,490,924	3,353,501	137,423	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	274	318,519	305,980	12,539	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	129	149,078	144,056	5,022	—
Expiring 10/07/22	UBS AG	GBP	190	216,402	212,175	4,227	—
Expiring 10/07/22	UBS AG	GBP	59	63,105	65,887	—	(2,782)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	411	441,910	459,081	—	(17,171)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	152	162,298	169,782	—	(7,484)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	140	153,117	156,378	—	(3,261)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	110	127,440	122,868	4,572	—
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	105	114,261	117,283	—	(3,022)
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	105	118,414	117,283	1,131	—
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	100	116,397	111,698	4,699	—
Expiring 10/18/22	Goldman Sachs Bank USA	GBP	98	115,954	109,465	6,489	—
Expiring 10/19/22	HSBC Bank PLC	GBP	47	56,713	51,963	4,750	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	99	113,316	110,819	2,497	—
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	1,747	2,081,563	1,951,661	129,902	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	1,630	1,764,894	1,821,712	—	(56,818)
Expiring 11/07/22	Bank of America, N.A.	GBP	1,491	1,597,271	1,665,936	—	(68,665)
Expiring 11/07/22	Bank of America, N.A.	GBP	82	87,845	91,621	—	(3,776)
Expiring 11/07/22	Bank of America, N.A.	GBP	41	44,471	45,810	—	(1,339)
Expiring 11/07/22	BNP Paribas S.A.	GBP	81	87,423	90,503	—	(3,080)
Expiring 11/07/22	BNP Paribas S.A.	GBP	81	87,379	90,503	—	(3,124)
Expiring 11/07/22	Goldman Sachs International	GBP	1,491	1,609,697	1,665,936	—	(56,239)
Expiring 11/07/22	Goldman Sachs International	GBP	83	89,608	92,739	—	(3,131)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	173	186,094	193,297	—	(7,203)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	162	176,193	181,007	—	(4,814)
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	81	$87,030	$90,503	$—	$(3,473)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	81	88,801	90,504	—	(1,703)
Expiring 11/07/22	RBC Capital Markets LLC	GBP	87	93,482	97,208	—	(3,726)
Expiring 11/07/22	State Street Bank and Trust Company	GBP	173	186,052	193,298	—	(7,246)
Expiring 11/07/22	State Street Bank and Trust Company	GBP	43	48,007	48,045	—	(38)
Expiring 11/07/22	UBS AG	GBP	86	92,570	96,090	—	(3,520)
Expiring 11/07/22	UBS AG	GBP	79	88,690	88,269	421	—
Expiring 12/15/22	BNP Paribas S.A.	GBP	42	49,064	47,417	1,647	—
Expiring 12/15/22	Goldman Sachs International	GBP	715	782,139	799,783	—	(17,644)
Expiring 12/15/22	Goldman Sachs International	GBP	4	4,185	4,044	141	—
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	GBP	41	47,934	46,320	1,614	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	12,548	14,540,146	14,028,312	511,834	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	4,221	4,715,409	4,719,488	—	(4,079)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	1,460	1,650,332	1,632,284	18,048	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	GBP	472	517,581	527,344	—	(9,763)
Expiring 12/28/22	Goldman Sachs Bank USA	GBP	628	696,822	702,210	—	(5,388)
Expiring 12/28/22	Morgan Stanley Capital Services LLC	GBP	54	59,627	60,380	—	(753)
Canadian Dollar,
Expiring 10/07/22	BMO Capital Markets	CAD	25	19,165	18,098	1,067	—
Expiring 10/07/22	Citibank, N.A.	CAD	290	212,729	209,937	2,792	—
Expiring 10/07/22	Citibank, N.A.	CAD	145	110,923	104,969	5,954	—
Expiring 10/07/22	Goldman Sachs International	CAD	30	22,862	21,717	1,145	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	290	213,783	209,937	3,846	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	290	213,743	209,937	3,806	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	290	212,578	209,937	2,641	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	40	29,498	28,957	541	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	2,024	1,543,475	1,465,217	78,258	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	145	111,624	104,968	6,656	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	40	30,602	28,957	1,645	—
Expiring 10/07/22	Standard Chartered Securities	CAD	23	17,506	16,650	856	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	295	223,961	213,556	10,405	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	179	130,524	129,582	942	—
Expiring 10/07/22	UBS AG	CAD	145	106,554	104,969	1,585	—
Expiring 10/11/22	Morgan Stanley Capital Services LLC	CAD	224	175,664	162,301	13,363	—
Expiring 10/12/22	Citibank, N.A.	CAD	327	256,275	236,892	19,383	—
Expiring 10/12/22	Citibank, N.A.	CAD	111	87,120	80,361	6,759	—
Expiring 10/12/22	Citibank, N.A.	CAD	104	81,180	74,975	6,205	—
Expiring 10/17/22	Goldman Sachs Bank USA	CAD	332	259,531	240,479	19,052	—
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CAD	299	218,103	216,611	1,492	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	CAD	1,334	1,025,287	965,675	59,612	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	CAD	300	219,455	217,139	2,316	—
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/19/22	HSBC Bank PLC	CAD	67	$52,431	$48,645	$3,786	$—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	102	78,000	73,559	4,441	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	102	78,000	74,195	3,805	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	102	77,000	73,617	3,383	—
Expiring 11/07/22	Citibank, N.A.	CAD	510	370,499	369,182	1,317	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	1,891	1,378,782	1,368,868	9,914	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	589	429,936	426,369	3,567	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	290	211,447	209,927	1,520	—
Expiring 12/15/22	Goldman Sachs International	CAD	320	244,376	232,047	12,329	—
Expiring 12/15/22	UBS AG	CAD	817	601,882	591,758	10,124	—
Expiring 12/21/22	Barclays Bank PLC	CAD	62,747	47,818,946	45,443,622	2,375,324	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	6,950	5,211,185	5,033,549	177,636	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	5,517	4,061,514	3,995,519	65,995	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	3,878	2,959,908	2,808,684	151,224	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	3,711	2,712,681	2,687,803	24,878	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	3,435	2,512,314	2,487,949	24,365	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	3,296	2,394,406	2,387,052	7,354	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	3,027	2,298,124	2,192,462	105,662	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	2,831	2,063,385	2,050,433	12,952	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	2,719	2,044,686	1,969,092	75,594	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	2,604	1,944,956	1,885,870	59,086	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	1,730	1,325,167	1,252,581	72,586	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	1,611	1,240,209	1,166,492	73,717	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	1,592	1,209,847	1,153,110	56,737	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	1,158	879,712	838,957	40,755	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	826	626,606	598,364	28,242	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CAD	284	210,866	205,942	4,924	—
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	39,500	44,183	40,780	3,403	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	217,600	240,269	224,654	15,615	—
Expiring 10/07/22	Standard Chartered Securities	CLP	20,200	22,269	20,855	1,414	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CLP	79,100	82,071	81,210	861	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	118,328	129,000	120,366	8,634	—
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 12/21/22	The Toronto-Dominion Bank	CLP	132,350	$146,000	$134,631	$11,369	$—
Expiring 12/21/22	UBS AG	CLP	137,174	151,251	139,537	11,714	—
China Yuan,
Expiring 12/15/22	Bank of America, N.A.	CNY	37	5,247	5,134	113	—
Expiring 12/15/22	BNP Paribas S.A.	CNY	121,918	17,672,395	17,120,955	551,440	—
Expiring 12/15/22	BNP Paribas S.A.	CNY	261	36,679	36,620	59	—
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	CNY	59,220	8,499,283	8,316,311	182,972	—
Expiring 12/15/22	UBS AG	CNY	3,176	455,814	445,944	9,870	—
Chinese Renminbi,
Expiring 10/18/22	Citibank, N.A.	CNH	16,070	2,400,980	2,251,496	149,484	—
Expiring 10/18/22	Citibank, N.A.	CNH	6,315	918,980	884,766	34,214	—
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CNH	12,917	1,926,635	1,809,803	116,832	—
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CNH	8,190	1,224,673	1,147,464	77,209	—
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	CNH	44	6,141	6,132	9	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	CNH	1,705	252,239	238,880	13,359	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	1,916	267,908	268,532	—	(624)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	408	57,049	57,182	—	(133)
Expiring 11/23/22	Citibank, N.A.	CNH	2,228	326,000	312,396	13,604	—
Expiring 11/23/22	Goldman Sachs International	CNH	27,733	4,084,929	3,888,120	196,809	—
Expiring 11/23/22	Goldman Sachs International	CNH	7,268	1,070,503	1,018,927	51,576	—
Expiring 11/23/22	HSBC Bank PLC	CNH	213	29,925	29,892	33	—
Expiring 11/23/22	Morgan Stanley & Co. International PLC	CNH	260	37,823	36,505	1,318	—
Expiring 01/18/23	JP Morgan Chase Bank, N.A.	CNH	19,011	2,675,130	2,669,938	5,192	—
Expiring 01/18/23	Morgan Stanley Capital Services LLC	CNH	17,980	2,503,132	2,525,202	—	(22,070)
Colombian Peso,
Expiring 10/07/22	BNP Paribas S.A.	COP	3,643	820	790	30	—
Expiring 10/07/22	Citibank, N.A.	COP	157,381	34,768	34,094	674	—
Expiring 10/18/22	Goldman Sachs Bank USA	COP	3,389,022	766,938	732,567	34,371	—
Expiring 11/04/22	Citibank, N.A.	COP	157,381	34,506	33,906	600	—
Expiring 11/04/22	Citibank, N.A.	COP	3,643	799	785	14	—
Czech Koruna,
Expiring 10/07/22	Citibank, N.A.	CZK	1,610	64,463	64,105	358	—
Expiring 10/07/22	Citibank, N.A.	CZK	1,490	60,291	59,327	964	—
Expiring 10/07/22	Citibank, N.A.	CZK	1,390	56,467	55,345	1,122	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	2,810	113,943	111,885	2,058	—
Expiring 10/19/22	HSBC Bank PLC	CZK	8,324	343,000	330,990	12,010	—
Expiring 10/19/22	HSBC Bank PLC	CZK	6,981	287,000	277,607	9,393	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	8,660	355,000	344,382	10,618	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	4,245	173,000	168,804	4,196	—
Expiring 11/07/22	Citibank, N.A.	CZK	2,810	108,658	111,525	—	(2,867)
Expiring 11/07/22	Citibank, N.A.	CZK	480	18,561	19,051	—	(490)
Expiring 11/07/22	UBS AG	CZK	800	31,056	31,751	—	(695)
Danish Krone,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	DKK	700	94,461	92,314	2,147	—
Expiring 11/07/22	Citibank, N.A.	DKK	700	90,225	92,519	—	(2,294)
Expiring 12/15/22	BNP Paribas S.A.	DKK	8	1,122	1,098	24	—
Expiring 12/15/22	Goldman Sachs International	DKK	134	18,171	17,777	394	—
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	6,654	$6,684,201	$6,522,899	$161,302	$—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	170	169,872	166,365	3,507	—
Expiring 10/07/22	Bank of America, N.A.	EUR	445	451,194	436,329	14,865	—
Expiring 10/07/22	Barclays Bank PLC	EUR	216	215,918	211,792	4,126	—
Expiring 10/07/22	Barclays Bank PLC	EUR	112	113,069	109,818	3,251	—
Expiring 10/07/22	Barclays Bank PLC	EUR	14	13,952	13,727	225	—
Expiring 10/07/22	Barclays Bank PLC	EUR	7	6,773	6,864	—	(91)
Expiring 10/07/22	BNP Paribas S.A.	EUR	8,799	8,819,035	8,627,560	191,475	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	328	322,581	321,609	972	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	247	247,562	242,187	5,375	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	223	220,843	218,655	2,188	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	134	134,002	131,389	2,613	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	113	112,830	110,798	2,032	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	112	112,021	109,818	2,203	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	108	108,466	105,896	2,570	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	97	93,213	95,110	—	(1,897)
Expiring 10/07/22	Citibank, N.A.	EUR	220	220,410	215,713	4,697	—
Expiring 10/07/22	Deutsche Bank AG	EUR	2,534	2,429,787	2,484,628	—	(54,841)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	788	787,799	772,647	15,152	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	553	533,352	542,225	—	(8,873)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	546	539,006	535,361	3,645	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	446	443,474	437,310	6,164	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	331	322,798	324,550	—	(1,752)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	226	226,547	221,597	4,950	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	226	226,185	221,596	4,589	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	223	222,911	218,655	4,256	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	223	221,454	218,656	2,798	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	221	214,732	216,694	—	(1,962)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	156	155,872	152,960	2,912	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	112	111,721	109,818	1,903	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	111	112,369	108,838	3,531	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	111	111,022	108,837	2,185	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	111	110,748	108,837	1,911	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	110	108,309	107,857	452	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	110	107,023	107,856	—	(833)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	50	50,658	49,026	1,632	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	45	44,907	44,123	784	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	14	13,929	13,727	202	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	350	348,528	343,181	5,347	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	226	227,656	221,597	6,059	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	224	226,342	219,636	6,706	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	223	222,448	218,655	3,793	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	221	215,067	216,694	—	(1,627)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	218	215,640	213,752	1,888	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	216	215,813	211,792	4,021	—
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	113	$112,143	$110,799	$1,344	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	112	112,115	109,818	2,297	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	112	112,735	109,818	2,917	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	111	107,524	108,838	—	(1,314)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	111	107,335	108,838	—	(1,503)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	111	111,057	108,837	2,220	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	38	37,719	37,260	459	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	25	25,199	24,513	686	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	53	52,532	51,968	564	—
Expiring 10/07/22	UBS AG	EUR	325	324,113	318,668	5,445	—
Expiring 10/07/22	UBS AG	EUR	223	222,691	218,655	4,036	—
Expiring 10/07/22	UBS AG	EUR	111	111,066	108,838	2,228	—
Expiring 10/07/22	UBS AG	EUR	110	108,617	107,856	761	—
Expiring 10/07/22	UBS AG	EUR	41	41,029	40,201	828	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	3,949	4,003,568	3,875,337	128,231	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	679	698,585	666,275	32,310	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	610	618,552	598,568	19,984	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	356	358,807	349,792	9,015	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	201	207,111	197,233	9,878	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	200	204,729	196,252	8,477	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	172	176,917	168,776	8,141	—
Expiring 10/18/22	Citibank, N.A.	EUR	645	661,996	632,913	29,083	—
Expiring 10/18/22	Citibank, N.A.	EUR	370	378,421	363,066	15,355	—
Expiring 10/18/22	Citibank, N.A.	EUR	270	276,206	264,940	11,266	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	EUR	627	618,365	615,115	3,250	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	EUR	124	121,660	121,676	—	(16)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	EUR	7	6,945	6,869	76	—
Expiring 10/19/22	BNP Paribas S.A.	EUR	6,886	7,050,464	6,757,548	292,916	—
Expiring 10/19/22	Deutsche Bank AG	EUR	7,468	7,570,388	7,328,233	242,155	—
Expiring 10/19/22	HSBC Bank PLC	EUR	739	752,162	725,201	26,961	—
Expiring 10/19/22	HSBC Bank PLC	EUR	419	429,677	411,255	18,422	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	4,257	4,315,243	4,177,863	137,380	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	423	434,000	415,384	18,616	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	336	347,000	330,143	16,857	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	269	276,000	263,498	12,502	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	77	78,000	75,965	2,035	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	EUR	6,500	6,277,732	6,384,769	—	(107,037)
Expiring 11/07/22	BNP Paribas S.A.	EUR	90	87,365	88,437	—	(1,072)
Expiring 11/07/22	Citibank, N.A.	EUR	723	702,467	710,446	—	(7,979)
Expiring 11/07/22	Deutsche Bank AG	EUR	7,466	7,174,386	7,336,361	—	(161,975)
Expiring 11/07/22	Deutsche Bank AG	EUR	608	584,252	597,443	—	(13,191)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	484	466,070	475,596	—	(9,526)
A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	91	$87,154	$89,420	$—	$(2,266)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	91	88,137	89,420	—	(1,283)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	179	175,829	175,892	—	(63)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	90	87,061	88,438	—	(1,377)
Expiring 12/15/22	Barclays Bank PLC	EUR	1,176	1,171,803	1,159,422	12,381	—
Expiring 12/15/22	BNP Paribas S.A.	EUR	722	727,418	711,449	15,969	—
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	EUR	1,158	1,164,488	1,141,214	23,274	—
Expiring 12/15/22	The Bank of New York Mellon	EUR	6	6,479	6,337	142	—
Expiring 12/15/22	UBS AG	EUR	4,242	4,276,331	4,182,414	93,917	—
Expiring 12/15/22	UBS AG	EUR	3,952	3,864,520	3,896,052	—	(31,532)
Expiring 12/15/22	UBS AG	EUR	75	74,045	74,159	—	(114)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	32,557	32,694,809	32,118,411	576,398	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	6,863	6,890,007	6,770,328	119,679	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	5,364	5,246,723	5,291,663	—	(44,940)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	4,298	4,310,860	4,240,254	70,606	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	4,156	4,165,818	4,100,002	65,816	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	3,559	3,547,836	3,510,534	37,302	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	3,218	3,235,114	3,174,857	60,257	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	2,614	2,661,640	2,578,518	83,122	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	2,607	2,636,991	2,572,311	64,680	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	2,574	2,586,651	2,538,882	47,769	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	2,495	2,511,760	2,461,477	50,283	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	2,408	2,327,765	2,375,877	—	(48,112)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	2,247	2,267,777	2,216,930	50,847	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	1,952	1,921,689	1,925,540	—	(3,851)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	1,129	1,101,549	1,113,938	—	(12,389)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	907	887,196	895,058	—	(7,862)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	734	709,413	723,710	—	(14,297)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	EUR	709	707,667	699,012	8,655	—
Hong Kong Dollar,
Expiring 12/15/22	BNP Paribas S.A.	HKD	69	8,820	8,818	2	—
Expiring 12/15/22	Goldman Sachs International	HKD	161	20,496	20,490	6	—
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	13,500	33,560	31,213	2,347	—
Expiring 10/07/22	Bank of America, N.A.	HUF	2,872	6,956	6,640	316	—
A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/07/22	Barclays Bank PLC	HUF	13,828	$33,314	$31,972	$1,342	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	19,595	47,924	45,306	2,618	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	12,900	31,415	29,826	1,589	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	52,201	122,391	120,262	2,129	—
Expiring 11/07/22	Bank of America, N.A.	HUF	19,595	44,984	44,890	94	—
Expiring 11/07/22	Bank of America, N.A.	HUF	453	1,040	1,038	2	—
Expiring 11/07/22	UBS AG	HUF	15,100	34,685	34,593	92	—
Expiring 12/15/22	UBS AG	HUF	477	1,178	1,081	97	—
Indian Rupee,
Expiring 10/07/22	BNP Paribas S.A.	INR	6,529	81,962	79,953	2,009	—
Expiring 10/07/22	Citibank, N.A.	INR	2,450	30,179	30,002	177	—
Expiring 10/07/22	Standard Chartered Securities	INR	4,700	57,956	57,556	400	—
Expiring 11/07/22	Bank of America, N.A.	INR	5,659	68,686	69,139	—	(453)
Expiring 12/15/22	BNP Paribas S.A.	INR	6,058	73,798	73,729	69	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	INR	24,791	309,000	301,518	7,482	—
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	3,257,808	219,204	212,866	6,338	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	12,000	791	784	7	—
Expiring 10/18/22	Citibank, N.A.	IDR	34,628,040	2,291,882	2,260,608	31,274	—
Expiring 10/18/22	Citibank, N.A.	IDR	27,736,414	1,840,017	1,810,705	29,312	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	IDR	6,730,383	453,377	439,377	14,000	—
Expiring 11/07/22	Barclays Bank PLC	IDR	630,000	41,193	41,075	118	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	3,257,808	214,231	212,400	1,831	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	IDR	308,000	20,157	20,081	76	—
Expiring 12/15/22	BNP Paribas S.A.	IDR	760,204	49,495	49,479	16	—
Expiring 12/21/22	Citibank, N.A.	IDR	1,876,642	125,226	122,104	3,122	—
Expiring 01/18/23	JP Morgan Chase Bank, N.A.	IDR	43,333,850	2,840,633	2,815,551	25,082	—
Israeli Shekel,
Expiring 10/07/22	BNP Paribas S.A.	ILS	254	76,435	71,277	5,158	—
Expiring 10/07/22	BNP Paribas S.A.	ILS	50	15,046	14,031	1,015	—
Expiring 11/07/22	Citibank, N.A.	ILS	254	71,855	71,460	395	—
Expiring 11/07/22	Citibank, N.A.	ILS	50	14,145	14,067	78	—
Expiring 12/21/22	Citibank, N.A.	ILS	867	254,407	244,998	9,409	—
Expiring 12/21/22	Citibank, N.A.	ILS	736	209,000	207,930	1,070	—
Expiring 12/21/22	Citibank, N.A.	ILS	628	177,000	177,314	—	(314)
Expiring 12/21/22	Citibank, N.A.	ILS	491	144,062	138,612	5,450	—
Expiring 12/21/22	Citibank, N.A.	ILS	441	128,938	124,508	4,430	—
Expiring 12/21/22	HSBC Bank PLC	ILS	1,002	292,000	283,165	8,835	—
Japanese Yen,
Expiring 10/07/22	Bank of America, N.A.	JPY	62,200	429,819	430,039	—	(220)
Expiring 10/07/22	Bank of America, N.A.	JPY	31,300	225,941	216,403	9,538	—
Expiring 10/07/22	Bank of America, N.A.	JPY	31,300	225,875	216,402	9,473	—
Expiring 10/07/22	Bank of America, N.A.	JPY	15,900	110,544	109,930	614	—
Expiring 10/07/22	Barclays Bank PLC	JPY	15,900	111,858	109,930	1,928	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	31,200	220,398	215,711	4,687	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	15,900	111,362	109,930	1,432	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	12,900	89,739	89,188	551	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	496	3,463	3,429	34	—
Expiring 10/07/22	Citibank, N.A.	JPY	46,700	331,112	322,876	8,236	—
Expiring 10/07/22	Citibank, N.A.	JPY	32,200	226,644	222,625	4,019	—
Expiring 10/07/22	Citibank, N.A.	JPY	32,200	227,039	222,625	4,414	—
A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Goldman Sachs International	JPY	15,900	$110,422	$109,930	$492	$—
Expiring 10/07/22	HSBC Bank PLC	JPY	15,900	110,360	109,930	430	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	78,300	559,943	541,352	18,591	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	31,800	222,273	219,859	2,414	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	31,300	223,753	216,403	7,350	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	31,300	223,890	216,403	7,487	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	31,100	220,474	215,020	5,454	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	16,000	111,931	110,621	1,310	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	15,600	110,447	107,856	2,591	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	6,400	44,262	44,248	14	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	5,485	39,671	37,923	1,748	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	642,144	4,642,372	4,439,666	202,706	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	162,204	1,122,519	1,121,449	1,070	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,800	223,563	219,859	3,704	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	31,800	222,060	219,860	2,200	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	16,100	113,172	111,312	1,860	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	16,100	113,575	111,312	2,263	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	16,100	112,915	111,313	1,602	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	16,100	113,252	111,313	1,939	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,700	111,434	108,547	2,887	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,700	112,347	108,547	3,800	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,600	110,881	107,856	3,025	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,400	109,042	106,473	2,569	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	11,900	82,876	82,275	601	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	6,600	46,200	45,630	570	—
Expiring 10/07/22	RBC Capital Markets LLC	JPY	12,950	93,667	89,534	4,133	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	15,900	111,802	109,930	1,872	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	15,300	106,867	105,782	1,085	—
Expiring 10/07/22	UBS AG	JPY	15,900	110,371	109,930	441	—
Expiring 10/18/22	BNP Paribas S.A.	JPY	223,517	1,714,940	1,546,939	168,001	—
Expiring 10/18/22	BNP Paribas S.A.	JPY	11,500	86,411	79,590	6,821	—
Expiring 10/18/22	Citibank, N.A.	JPY	66,000	459,392	456,779	2,613	—
Expiring 10/18/22	Citibank, N.A.	JPY	14,100	97,652	97,585	67	—
Expiring 10/18/22	Goldman Sachs Bank USA	JPY	31,513	219,129	218,098	1,031	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	JPY	47,259	327,238	327,073	165	—
Expiring 10/19/22	HSBC Bank PLC	JPY	9,458	71,211	65,467	5,744	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	13,929	107,000	96,412	10,588	—
A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/07/22	Australia and New Zealand Banking Group Ltd.	JPY	6,100	$42,386	$42,303	$83	$—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	504,535	3,501,879	3,498,879	3,000	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	23,800	165,109	165,049	60	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	4,300	29,865	29,819	46	—
Expiring 11/07/22	Standard Chartered Securities	JPY	5,143	35,738	35,666	72	—
Expiring 12/15/22	Barclays Bank PLC	JPY	2,898	20,282	20,199	83	—
Expiring 12/15/22	BNP Paribas S.A.	JPY	6,955	48,671	48,473	198	—
Expiring 12/15/22	Goldman Sachs International	JPY	123,194	867,193	858,559	8,634	—
Expiring 12/15/22	Goldman Sachs International	JPY	33,019	229,838	230,114	—	(276)
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	JPY	2,003	14,020	13,962	58	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	10,756,742	76,123,748	75,034,610	1,089,138	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	202,919	1,434,794	1,415,476	19,318	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	176,607	1,239,856	1,231,936	7,920	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	153,471	1,082,085	1,070,553	11,532	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	141,910	1,000,030	989,910	10,120	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	118,029	829,897	823,323	6,574	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	94,448	658,975	658,833	142	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	89,830	632,772	626,615	6,157	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	JPY	49,239	348,223	343,472	4,751	—
Malaysian Ringgit,
Expiring 10/07/22	HSBC Bank PLC	MYR	1,301	290,220	278,945	11,275	—
Expiring 11/07/22	BNP Paribas S.A.	MYR	1,301	280,323	278,670	1,653	—
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	1,400	70,037	69,427	610	—
Expiring 10/07/22	Citibank, N.A.	MXN	1,120	56,260	55,541	719	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	710	35,532	35,209	323	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	3,134	154,848	155,416	—	(568)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	2,170	108,246	107,612	634	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	1,340	67,057	66,451	606	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	1,110	54,234	55,045	—	(811)
Expiring 10/07/22	UBS AG	MXN	20,550	1,020,864	1,019,081	1,783	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	MXN	26,528	1,319,411	1,312,853	6,558	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	MXN	11,140	531,869	551,311	—	(19,442)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	MXN	10,379	510,913	513,632	—	(2,719)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	MXN	7,131	340,873	352,929	—	(12,056)
A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 11/07/22	Goldman Sachs International	MXN	3,270	$159,813	$161,229	$—	$(1,416)
Expiring 11/07/22	Goldman Sachs International	MXN	1,280	62,562	63,112	—	(550)
Expiring 11/07/22	UBS AG	MXN	3,134	154,812	154,524	288	—
Expiring 11/16/22	Goldman Sachs Bank USA	MXN	211	10,391	10,401	—	(10)
Expiring 12/21/22	Bank of America, N.A.	MXN	6,041	296,000	295,565	435	—
Expiring 12/21/22	HSBC Bank PLC	MXN	4,133	201,679	202,190	—	(511)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	5,448	265,000	266,554	—	(1,554)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	3,699	181,000	180,973	27	—
New Taiwanese Dollar,
Expiring 10/07/22	Bank of America, N.A.	TWD	3,450	111,958	108,379	3,579	—
Expiring 10/07/22	Barclays Bank PLC	TWD	6,875	226,129	215,974	10,155	—
Expiring 10/07/22	Citibank, N.A.	TWD	10,386	342,478	326,270	16,208	—
Expiring 10/07/22	Goldman Sachs International	TWD	10,175	321,770	319,642	2,128	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	TWD	3,435	112,310	107,909	4,401	—
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	TWD	24,985	842,754	784,950	57,804	—
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	TWD	4,585	153,268	144,046	9,222	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	TWD	155	5,233	4,875	358	—
Expiring 11/07/22	Citibank, N.A.	TWD	2,971	93,153	93,383	—	(230)
Expiring 12/15/22	BNP Paribas S.A.	TWD	3,013	94,858	94,858	—	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	53,062	1,731,221	1,671,050	60,171	—
New Zealand Dollar,
Expiring 10/07/22	BNP Paribas S.A.	NZD	550	320,316	307,821	12,495	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	185	111,129	103,540	7,589	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	185	111,802	103,539	8,263	—
Expiring 10/07/22	Citibank, N.A.	NZD	37	22,434	20,708	1,726	—
Expiring 10/07/22	HSBC Bank PLC	NZD	30	18,322	16,790	1,532	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	930	554,564	520,496	34,068	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	550	334,502	307,821	26,681	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	370	227,079	207,080	19,999	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	185	111,122	103,539	7,583	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	608	342,912	340,282	2,630	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	365	224,114	204,281	19,833	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	365	223,895	204,281	19,614	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	185	110,607	103,540	7,067	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	185	105,550	103,540	2,010	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	27	16,357	15,111	1,246	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	26	15,769	14,551	1,218	—
Expiring 10/07/22	Standard Chartered Securities	NZD	38	23,153	21,268	1,885	—
Expiring 10/07/22	State Street Bank and Trust Company	NZD	90	55,215	50,371	4,844	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	1,690	1,036,273	945,850	90,423	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	497	304,750	278,158	26,592	—
Expiring 11/07/22	Bank of America, N.A.	NZD	80	45,270	44,778	492	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	305	173,481	170,716	2,765	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	48	27,203	26,866	337	—
Expiring 11/07/22	Citibank, N.A.	NZD	465	265,703	260,271	5,432	—
A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 11/07/22	Citibank, N.A.	NZD	155	$87,915	$86,758	$1,157	$—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	615	348,877	344,230	4,647	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,703	960,577	953,210	7,367	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	155	88,511	86,757	1,754	—
Expiring 11/07/22	State Street Bank and Trust Company	NZD	62	35,085	34,703	382	—
Expiring 12/15/22	JP Morgan Chase Bank, N.A.	NZD	3,218	1,939,116	1,801,647	137,469	—
Expiring 12/15/22	UBS AG	NZD	3,218	1,939,361	1,801,648	137,713	—
Expiring 12/21/22	Barclays Bank PLC	NZD	180,039	108,395,011	100,807,063	7,587,948	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	1,307	786,926	731,787	55,139	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NZD	1,228	737,262	687,346	49,916	—
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	70	6,919	6,428	491	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	2,678	269,572	245,939	23,633	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	138	13,891	12,673	1,218	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	70	6,762	6,429	333	—
Expiring 10/07/22	UBS AG	NOK	432	39,477	39,673	—	(196)
Expiring 10/07/22	UBS AG	NOK	420	40,742	38,572	2,170	—
Expiring 10/07/22	UBS AG	NOK	400	39,780	36,735	3,045	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	NOK	55	5,392	5,074	318	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	940	86,971	86,369	602	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	481	44,566	44,195	371	—
Expiring 11/07/22	UBS AG	NOK	2,000	182,863	183,764	—	(901)
Expiring 12/21/22	Barclays Bank PLC	NOK	783,090	77,466,902	72,066,802	5,400,100	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	25,154	2,441,981	2,314,849	127,132	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	12,063	1,112,192	1,110,166	2,026	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	6,011	583,211	553,177	30,034	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	NOK	5,388	502,067	495,817	6,250	—
Peruvian Nuevo Sol,
Expiring 10/07/22	BNP Paribas S.A.	PEN	75	19,273	18,808	465	—
Expiring 10/07/22	Citibank, N.A.	PEN	52	13,070	13,040	30	—
Expiring 10/07/22	Citibank, N.A.	PEN	38	9,836	9,529	307	—
Expiring 11/07/22	Citibank, N.A.	PEN	135	33,767	33,718	49	—
Expiring 11/07/22	Citibank, N.A.	PEN	113	28,297	28,223	74	—
Expiring 12/21/22	BNP Paribas S.A.	PEN	2,146	544,640	533,840	10,800	—
Philippine Peso,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	PHP	2,310	41,048	39,293	1,755	—
Expiring 11/07/22	Citibank, N.A.	PHP	2,310	38,859	39,204	—	(345)
Expiring 12/21/22	HSBC Bank PLC	PHP	9,668	168,246	163,336	4,910	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	PHP	19,153	330,000	323,575	6,425	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	PHP	3,936	66,000	66,491	—	(491)
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	555	116,506	111,852	4,654	—
A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/07/22	Barclays Bank PLC	PLN	135	$28,017	$27,207	$810	$—
Expiring 10/07/22	BNP Paribas S.A.	PLN	2,690	533,385	542,132	—	(8,747)
Expiring 10/18/22	JP Morgan Chase Bank, N.A.	PLN	455	97,158	91,529	5,629	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	PLN	1,961	392,187	394,486	—	(2,299)
Expiring 10/18/22	Morgan Stanley Capital Services LLC	PLN	892	189,061	179,339	9,722	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	PLN	63	12,860	12,649	211	—
Expiring 10/19/22	HSBC Bank PLC	PLN	432	91,200	86,850	4,350	—
Expiring 10/19/22	HSBC Bank PLC	PLN	378	81,000	76,042	4,958	—
Expiring 11/07/22	BNP Paribas S.A.	PLN	555	109,579	111,282	—	(1,703)
Expiring 11/07/22	Goldman Sachs International	PLN	455	91,108	91,231	—	(123)
Expiring 11/07/22	Goldman Sachs International	PLN	95	18,891	19,048	—	(157)
Expiring 11/07/22	UBS AG	PLN	270	54,408	54,137	271	—
Expiring 12/15/22	Bank of America, N.A.	PLN	34	7,126	6,765	361	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	345	246,803	240,225	6,578	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	75	53,653	52,223	1,430	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	345	238,488	240,300	—	(1,812)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	75	51,845	52,239	—	(394)
Expiring 12/15/22	Goldman Sachs International	SGD	44	31,368	30,702	666	—
Expiring 12/21/22	Barclays Bank PLC	SGD	1,160	821,104	808,426	12,678	—
Expiring 12/21/22	Barclays Bank PLC	SGD	926	654,037	645,515	8,522	—
Expiring 12/21/22	Barclays Bank PLC	SGD	610	433,281	425,122	8,159	—
Expiring 12/21/22	Barclays Bank PLC	SGD	81	57,160	56,155	1,005	—
Expiring 12/21/22	Deutsche Bank AG	SGD	476	338,000	331,465	6,535	—
Expiring 12/21/22	Goldman Sachs International	SGD	461	322,000	321,332	668	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	496	351,000	345,983	5,017	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	41,840	29,815,903	29,164,613	651,290	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	2,086	1,451,988	1,454,129	—	(2,141)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	305	217,407	212,643	4,764	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	111	78,743	77,250	1,493	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SGD	8	5,821	5,712	109	—
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	1,170	67,525	64,599	2,926	—
Expiring 10/07/22	Goldman Sachs International	ZAR	5,740	326,898	316,926	9,972	—
Expiring 10/07/22	Goldman Sachs International	ZAR	1,930	111,940	106,562	5,378	—
Expiring 10/07/22	Goldman Sachs International	ZAR	1,170	67,528	64,600	2,928	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	16,310	908,129	900,533	7,596	—
Expiring 10/18/22	Morgan Stanley Capital Services LLC	ZAR	4,000	221,291	220,636	655	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	ZAR	2,240	124,257	123,336	921	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	ZAR	980	54,437	53,959	478	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	2,363	135,256	129,582	5,674	—
South Korean Won,
Expiring 10/07/22	Barclays Bank PLC	KRW	308,180	224,221	214,446	9,775	—
A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/07/22	BNP Paribas S.A.	KRW	878,331	$656,088	$611,183	$44,905	$—
Expiring 10/07/22	Citibank, N.A.	KRW	88,550	61,327	61,617	—	(290)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	154,170	111,880	107,279	4,601	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	153,770	111,428	107,001	4,427	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	153,770	112,227	106,999	5,228	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	455,420	339,309	316,902	22,407	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	154,920	110,843	107,800	3,043	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	154,480	111,897	107,495	4,402	—
Expiring 10/07/22	Standard Chartered Securities	KRW	90,084	66,096	62,684	3,412	—
Expiring 11/07/22	Citibank, N.A.	KRW	968,415	671,080	672,076	—	(996)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	KRW	125,340	87,534	86,985	549	—
Expiring 12/15/22	Goldman Sachs International	KRW	115,470	85,285	80,289	4,996	—
Expiring 12/15/22	Goldman Sachs International	KRW	63,732	44,409	44,314	95	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	1,087,765	788,230	756,705	31,525	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	107,710	78,000	74,929	3,071	—
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	70	6,366	6,310	56	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	2,410	225,774	217,229	8,545	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	1,180	107,251	106,361	890	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	951	89,090	85,719	3,371	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	592	52,069	53,361	—	(1,292)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	980	87,835	88,465	—	(630)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	130	11,455	11,735	—	(280)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	951	83,765	85,847	—	(2,082)
Expiring 11/07/22	UBS AG	SEK	990	87,831	89,367	—	(1,536)
Expiring 11/07/22	UBS AG	SEK	980	88,072	88,465	—	(393)
Expiring 12/15/22	UBS AG	SEK	2,973	265,069	269,156	—	(4,087)
Expiring 12/15/22	UBS AG	SEK	548	49,484	49,622	—	(138)
Expiring 12/21/22	Barclays Bank PLC	SEK	301,373	28,299,227	27,303,587	995,640	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	12,542	1,108,314	1,136,254	—	(27,940)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	12,188	1,137,481	1,104,243	33,238	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	10,060	952,767	911,439	41,328	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	6,181	550,104	559,998	—	(9,894)
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	3,974	368,912	360,009	8,903	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	1,980	184,845	179,379	5,466	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	SEK	1,811	163,674	164,060	—	(386)
Swiss Franc,
Expiring 10/07/22	Bank of America, N.A.	CHF	220	224,604	223,101	1,503	—
Expiring 10/07/22	Barclays Bank PLC	CHF	105	107,164	106,481	683	—
Expiring 10/07/22	Barclays Bank PLC	CHF	15	15,723	15,211	512	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	307	315,532	311,328	4,204	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	161	165,475	163,270	2,205	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	110	114,701	111,551	3,150	—
A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/07/22	BNP Paribas S.A.	CHF	110	$112,127	$111,550	$577	$—
Expiring 10/07/22	BNP Paribas S.A.	CHF	110	112,635	111,550	1,085	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	65	66,854	65,917	937	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	210	218,089	212,961	5,128	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	105	106,615	106,480	135	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	105	109,785	106,481	3,304	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	55	57,365	55,776	1,589	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	15	15,304	15,211	93	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	5	5,101	5,071	30	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	215	219,157	218,031	1,126	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	210	212,394	212,961	—	(567)
Expiring 10/07/22	UBS AG	CHF	105	107,500	106,480	1,020	—
Expiring 10/07/22	UBS AG	CHF	105	107,202	106,480	722	—
Expiring 10/07/22	UBS AG	CHF	105	106,694	106,480	214	—
Expiring 10/07/22	UBS AG	CHF	105	109,480	106,480	3,000	—
Expiring 10/19/22	HSBC Bank PLC	CHF	158	162,270	160,780	1,490	—
Expiring 10/19/22	HSBC Bank PLC	CHF	81	82,768	82,008	760	—
Expiring 11/07/22	BNP Paribas S.A.	CHF	85	87,037	86,444	593	—
Expiring 11/07/22	Citibank, N.A.	CHF	90	91,179	91,529	—	(350)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	192	195,205	195,261	—	(56)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	161	163,688	163,735	—	(47)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	85	86,720	86,444	276	—
Expiring 11/07/22	UBS AG	CHF	85	86,932	86,443	489	—
Expiring 12/15/22	UBS AG	CHF	262	269,047	267,876	1,171	—
Expiring 12/15/22	UBS AG	CHF	115	117,437	117,305	132	—
Expiring 12/21/22	Barclays Bank PLC	CHF	54,429	57,118,936	55,639,500	1,479,436	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	9,431	9,977,923	9,641,048	336,875	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,929	1,983,981	1,971,849	12,132	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	1,049	1,073,493	1,072,465	1,028	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	721	756,807	737,119	19,688	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	344	359,053	351,828	7,225	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	319	327,638	326,511	1,127	—
Expiring 12/21/22	Morgan Stanley Capital Services LLC	CHF	125	127,688	127,420	268	—
Thai Baht,
Expiring 10/07/22	Standard Chartered Securities	THB	2,050	55,790	54,363	1,427	—
Expiring 10/07/22	Standard Chartered Securities	THB	2,050	56,126	54,363	1,763	—
Expiring 10/07/22	Standard Chartered Securities	THB	1,913	52,375	50,730	1,645	—
Expiring 10/07/22	Standard Chartered Securities	THB	1,912	52,034	50,703	1,331	—
Expiring 10/07/22	Standard Chartered Securities	THB	1,150	31,221	30,496	725	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	5,250	138,413	139,467	—	(1,054)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	3,825	100,844	101,612	—	(768)
Expiring 12/15/22	UBS AG	THB	1,259	34,633	33,553	1,080	—
Expiring 12/21/22	Goldman Sachs International	THB	13,654	377,000	364,218	12,782	—
Expiring 12/21/22	Goldman Sachs International	THB	9,346	258,000	249,311	8,689	—
Expiring 12/21/22	HSBC Bank PLC	THB	12,122	332,000	323,361	8,639	—
A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	82,010	$2,250,925	$2,187,607	$63,318	$—
Turkish Lira,
Expiring 10/07/22	Barclays Bank PLC	TRY	2,509	134,229	133,967	262	—
Expiring 11/07/22	UBS AG	TRY	499	25,609	25,551	58	—
Expiring 12/15/22	UBS AG	TRY	22	1,105	1,061	44	—
Expiring 12/21/22	Goldman Sachs International	TRY	1,965	99,994	95,693	4,301	—
				$869,394,769	$839,496,637	30,935,729	(1,037,597)
						$32,009,448	$(32,380,736)
* Less than 500.
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/22	Buy	EUR	123	PLN	587	$2,940	$—	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	146	CZK	3,608	—	(506)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	153	PLN	727	4,043	—	UBS AG
10/19/22	Buy	EUR	169	CZK	4,181	—	(771)	HSBC Bank PLC
10/19/22	Buy	EUR	177	PLN	839	5,016	—	HSBC Bank PLC
10/19/22	Buy	EUR	194	PLN	926	3,988	—	HSBC Bank PLC
10/19/22	Buy	EUR	273	PLN	1,297	7,224	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	296	PLN	1,409	6,813	—	Citibank, N.A.
10/19/22	Buy	EUR	302	PLN	1,433	8,276	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	314	CZK	7,821	—	(2,951)	Morgan Stanley & Co. International PLC
10/19/22	Buy	HUF	86,645	EUR	215	—	(11,175)	JPMorgan Chase Bank, N.A.
10/19/22	Buy	PLN	589	EUR	123	—	(2,179)	Goldman Sachs International
10/19/22	Buy	PLN	645	EUR	134	—	(1,955)	Bank of America, N.A.
10/19/22	Buy	PLN	865	EUR	180	—	(2,906)	Bank of America, N.A.
						$38,300	$(22,443)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*:
Arab Republic of Egypt	12/20/27	1.000%(Q)	100	$38,990	$3	$38,987	Barclays Bank PLC
Emirate of Abu Dhabi	12/20/27	1.000%(Q)	100	(1,953)	3	(1,956)	Barclays Bank PLC
Federation of Malaysia	12/20/27	1.000%(Q)	150	1,237	4	1,233	Barclays Bank PLC
Federative Republic of Brazil	12/20/27	1.000%(Q)	600	53,902	17	53,885	Barclays Bank PLC
Kingdom of Saudi Arabia	12/20/27	1.000%(Q)	100	(1,856)	3	(1,859)	Barclays Bank PLC
People’s Republic of China	12/20/27	1.000%(Q)	600	2,153	17	2,136	Barclays Bank PLC
Republic of Argentina	12/20/27	1.000%(Q)	100	80,086	3	80,083	Barclays Bank PLC
Republic of Chile	12/20/27	1.000%(Q)	150	4,533	4	4,529	Barclays Bank PLC
Republic of Colombia	12/20/27	1.000%(Q)	300	29,825	8	29,817	Barclays Bank PLC
Republic of Indonesia	12/20/27	1.000%(Q)	500	12,884	14	12,870	Barclays Bank PLC
Republic of Panama	12/20/27	1.000%(Q)	100	3,686	3	3,683	Barclays Bank PLC
Republic of Peru	12/20/27	1.000%(Q)	150	4,542	4	4,538	Barclays Bank PLC
Republic of Philippines	12/20/27	1.000%(Q)	100	2,081	3	2,078	Barclays Bank PLC
Republic of South Africa	12/20/27	1.000%(Q)	550	57,183	15	57,168	Barclays Bank PLC
A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*(cont’d.):
Republic of Turkey	12/20/27	1.000%(Q)	600	$150,678	$17	$150,661	Barclays Bank PLC
State of Qatar	12/20/27	1.000%(Q)	100	(1,889)	3	(1,892)	Barclays Bank PLC
Sultanate of Oman	12/20/27	1.000%(Q)	100	7,543	3	7,540	Barclays Bank PLC
United Mexican States	12/20/27	1.000%(Q)	600	25,507	17	25,490	Barclays Bank PLC
				$469,132	$141	$468,991

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)*:
CDX.EM.38.V1	12/20/27	1.000%(Q)	5,000	3.335%	$(496,109)	$(5,112)	$(490,997)	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)	268	4.108%	$(19,665)	$(26,323)	$(6,658)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	215	$45,105	$56,779	$(11,674)	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	110	23,077	29,050	(5,973)	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	121	42,892	66,814	(23,922)	Barclays Bank PLC
				$111,074	$152,643	$(41,569)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	12/20/28	1.000%(Q)	250	2.167%	$(14,979)	$(2,121)	$(12,858)	JPMorgan Chase Bank, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	1,610	0.179%	944	1,153	(209)	Bank of America, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	390	0.179%	228	279	(51)	Bank of America, N.A.
Republic of Poland	06/20/24	1.000%(Q)	90	1.115%	(144)	120	(264)	BNP Paribas S.A.
					$(13,951)	$(569)	$(13,382)

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	1,215	$49,678	$47,987	$(1,691)
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	25,700	(23,165)	80,360	103,525
				$26,513	$128,347	$101,834

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	9,275	0.994%	$79,766	$5,174	$(74,592)
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	2,848	1.075%	(3,187)	(8,905)	(5,718)
					$76,579	$(3,731)	$(80,310)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
GBP	1,340	10/15/26	4.500%(T)	U.K. Retail Prices Index(2)(T)	$(49,757)	$(158,811)	$(109,054)
	2,870	11/18/23	3.970%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(14,220)	79,325	93,545
	2,540	05/12/26	2.790%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(20,858)	(168,833)	(147,975)
	2,870	11/18/26	3.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	32,117	(34,893)	(67,010)
	380	10/07/51	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	9,160	9,160
					$(52,718)	$(274,052)	$(221,334)

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	325	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$3,399	$—	$3,399	JPMorgan Chase Bank, N.A.
EUR	133	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	266	—	266	Goldman Sachs International
EUR	130	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(252)	—	(252)	Goldman Sachs International
EUR	302	07/15/27	2.778%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	678	—	678	Goldman Sachs International
EUR	195	07/15/27	2.995%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(1,645)	—	(1,645)	JPMorgan Chase Bank, N.A.
EUR	118	07/15/27	3.001%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(782)	—	(782)	JPMorgan Chase Bank, N.A.
					$1,664	$—	$1,664
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	347	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$47	$(3,390)	$(3,437)
AUD	462	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(5,633)	(3,520)	2,113
AUD	805	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	73,381	(62,582)	(135,963)
AUD	111	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(1,830)	(2,076)	(246)
BRL	2,234	01/02/25	11.800%(T)	1 Day BROIS(2)(T)	—	3,499	3,499
BRL	13,054	01/02/25	11.850%(T)	1 Day BROIS(2)(T)	—	24,246	24,246
BRL	13,054	01/02/25	11.900%(T)	1 Day BROIS(2)(T)	—	28,053	28,053
BRL	10,863	01/04/27	11.520%(T)	1 Day BROIS(2)(T)	—	(4,191)	(4,191)
CAD	720	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	10,400	(11,617)	(22,017)
CAD	790	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	30,486	(27,580)	(58,066)
CAD	315	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	4,731	7,192	2,461
CAD	386	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	567	1,183	616
CAD	92	12/21/32	3.875%(S)	3 Month CDOR(1)(S)	(3,055)	(1,127)	1,928
CAD	290	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	26,293	(28,811)	(55,104)
CAD	440	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	47,720	(44,189)	(91,909)
CHF	325	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(59,634)	(59,634)
CLP	46,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(7,450)	(7,450)
CNH	8,395	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(9)	3,809	3,818
CNH	21,955	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(74)	3,225	3,299
CNH	993	09/21/27	2.341%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(1,190)	(1,190)
CNH	1,048	12/21/27	2.498%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(761)	(761)
CNH	1,892	12/21/27	2.595%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	217	217
COP	146,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(7,463)	(7,463)
CZK	4,760	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(25,695)	(25,695)
DKK	800	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	—	(14,371)	(14,371)
EUR	6,320	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(188,730)	(188,730)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(204,234)	(204,234)
EUR	500	12/02/26	(0.146)%(A)	6 Month EURIBOR(2)(S)	—	(57,938)	(57,938)
EUR	225	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(2,182)	(6,353)	(4,171)
EUR	301	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(5,626)	(14,742)	(9,116)
EUR	68	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(1,775)	(5,630)	(3,855)
EUR	174	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(11,905)	(11,905)
EUR	355	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	18,425	18,425
EUR	185	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	25,534	25,534
A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	185	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	$—	$(27,147)	$(27,147)
EUR	449	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	60,075	60,075
EUR	449	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(64,032)	(64,032)
EUR	430	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	(27,215)	(142,953)	(115,738)
EUR	179	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(4,785)	(4,785)
GBP	380	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(13,904)	60,096	74,000
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(16,485)	188,197	204,682
GBP	196	12/18/27	2.312%(A)	1 Day SONIA(1)(A)	1,750	12,660	10,910
GBP	258	12/21/27	2.531%(A)	1 Day SONIA(2)(A)	(30,644)	(31,592)	(948)
GBP	225	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	35,258	52,030	16,772
GBP	573	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(151,308)	(151,308)
GBP	139	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	2,107	8,987	6,880
GBP	61	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	2,211	11,540	9,329
GBP	170	05/08/37	1.200%(A)	1 Day SONIA(2)(A)	(57,761)	(60,245)	(2,484)
GBP	725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	138,595	(314,393)	(452,988)
HUF	11,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(10,810)	(10,810)
ILS	240	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(12,395)	(12,395)
JPY	210,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	900	(749)	(1,649)
JPY	40,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(536)	(730)	(194)
JPY	170,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	3,424	(11,486)	(14,910)
JPY	32,188	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(1,224)	(2,504)	(1,280)
JPY	137,500	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	1,273	(19,799)	(21,072)
JPY	45,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)	(7,427)	(8,797)	(1,370)
JPY	86,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	1,588	(24,366)	(25,954)
JPY	8,640	12/21/32	0.375%(A)	1 Day TONAR(2)(A)	185	(1,073)	(1,258)
JPY	157,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	3,999	(75,376)	(79,375)
JPY	76,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	1,064	(62,069)	(63,133)
JPY	71,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	9,178	(73,566)	(82,744)
JPY	49,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	6,850	(57,172)	(64,022)
JPY	5,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(5,086)	(6,088)	(1,002)
KRW	1,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(121,901)	(121,901)
MXN	57,102	07/03/23	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	82	(91,351)	(91,433)
MXN	60,528	07/05/23	6.125%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(97,359)	(97,359)
MXN	70,499	12/26/23	7.300%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(136,123)	(136,123)
MXN	71,567	12/26/23	7.305%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(137,965)	(137,965)
MXN	71,567	12/27/23	7.295%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(138,455)	(138,455)
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(73,824)	(73,824)
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(459)	(73,824)	(73,365)
MXN	1,288	07/01/26	6.660%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(5,539)	(5,539)
MXN	30,946	12/22/26	7.360%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(107,466)	(107,466)
MXN	30,946	12/22/26	7.375%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(106,647)	(106,647)
MXN	73,591	04/21/27	8.930%(M)	28 Day Mexican Interbank Rate(2)(M)	(162)	(52,103)	(51,941)
MXN	3,435	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(9)	(19,494)	(19,485)
NOK	3,190	03/15/28	3.531%(A)	6 Month NIBOR(1)(S)	213	(482)	(695)
NOK	2,020	03/19/28	3.531%(A)	6 Month NIBOR(2)(S)	409	1,237	828
NOK	345	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(4,945)	(4,945)
NOK	748	12/21/32	3.219%(A)	6 Month NIBOR(1)(S)	350	1,700	1,350
NZD	218	03/15/28	4.094%(S)	3 Month BBR(1)(Q)	2,728	2,568	(160)
NZD	349	03/19/28	4.344%(S)	3 Month BBR(1)(Q)	355	149	(206)
NZD	120	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(13,001)	(13,001)
PLN	290	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(19,335)	(19,335)
SEK	3,179	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(2,404)	(6,649)	(4,245)
SEK	1,235	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(22,699)	(22,699)
SEK	762	03/15/33	2.875%(A)	3 Month STIBOR(2)(Q)	(223)	(1,811)	(1,588)
SGD	250	07/29/31	1.120%(S)	6 Month SORA(2)(S)	(948)	(32,955)	(32,007)
THB	8,750	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(32,244)	(32,244)
	16,717	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(594,804)	(594,804)
A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,364	05/18/25	2.750%(A)	1 Day SOFR(2)(A)	$—	$(57,910)	$(57,910)
1,185	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(28,520)	(28,520)
1,185	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(28,465)	(28,465)
27,470	06/21/25	1.515%(S)	3 Month LIBOR(2)(Q)	2,296	(626,636)	(628,932)
15,096	10/13/25	1.396%(A)	1 Day SOFR(2)(A)	—	(304,343)	(304,343)
1,145	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(46,331)	(46,331)
1,280	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(51,193)	(51,193)
639	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(25,527)	(25,527)
1,509	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(59,942)	(59,942)
1,449	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(63,843)	(63,843)
1,205	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(52,522)	(52,522)
1,205	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(51,062)	(51,062)
1,205	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(50,976)	(50,976)
1,210	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(51,154)	(51,154)
725	03/20/26	1.376%(A)	1 Day SOFR(2)(A)	—	(30,369)	(30,369)
240	03/20/26	1.378%(A)	1 Day SOFR(2)(A)	—	(10,045)	(10,045)
1,198	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(50,064)	(50,064)
1,200	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(49,781)	(49,781)
1,003	03/20/26	2.692%(A)	1 Day SOFR(2)(A)	—	(18,229)	(18,229)
5,713	08/31/26	2.470%(A)	1 Day SOFR(2)(A)	(3,267)	(291,594)	(288,327)
3,897	11/20/26	1.520%(A)	1 Day SOFR(1)(A)	(7,076)	229,628	236,704
2,422	03/04/27	1.550%(A)	1 Day SOFR(2)(A)	(3,324)	(221,258)	(217,934)
297	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	2,446	17,840	15,394
126	12/21/27	2.844%(A)	1 Day SOFR(1)(A)	(267)	5,377	5,644
740	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	98,680	98,680
2,710	10/20/31	1.733%(A)	1 Day SOFR(1)(A)	10,837	168,282	157,445
73	03/15/33	3.094%(A)	1 Day SOFR(1)(A)	626	2,618	1,992
141	03/15/33	3.406%(A)	1 Day SOFR(1)(A)	(291)	(706)	(415)
525	05/18/33	2.602%(A)	1 Day SOFR(1)(A)	—	38,773	38,773
265	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	16,569	16,569
265	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	16,524	16,524
245	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	34,353	34,353
275	03/04/34	1.656%(A)	1 Day SOFR(1)(A)	—	38,353	38,353
320	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	44,425	44,425
135	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	18,808	18,808
306	03/20/34	1.406%(A)	1 Day SOFR(1)(A)	—	48,546	48,546
255	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	39,652	39,652
255	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	39,506	39,506
255	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	39,355	39,355
255	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	39,133	39,133
253	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	38,806	38,806
255	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	39,048	39,048
155	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	23,664	23,664
50	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	7,606	7,606
225	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	11,848	11,848
279	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	—	14,559	14,559
2,120	07/20/45	0.560%(A)	1 Day SOFR(1)(A)	13,591	913,632	900,041
524	08/15/47	1.650%(A)	1 Day SOFR(1)(A)	58,347	137,189	78,842
5,437	02/15/48	2.510%(A)	1 Day SOFR(1)(A)	1,788	630,054	628,266
4,883	02/15/48	2.600%(A)	1 Day SOFR(1)(A)	164,629	479,632	315,003
1,910	04/21/52	2.500%(A)	1 Day SOFR(1)(A)	1,780	199,013	197,233
				$463,588	$(2,073,965)	$(2,537,553)

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	20,337	01/04/27	11.993%(T)	1 Day BROIS(2)(T)	$44,624	$—	$44,624	Bank of America, N.A.
CNH	28,602	12/15/26	2.605%(Q)	7 Day China Fixing Repo Rates(2)(Q)	22,482	—	22,482	Citibank, N.A.
CNH	657	03/16/27	2.436%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(194)	—	(194)	Goldman Sachs International
CNH	2,347	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(620)	—	(620)	Standard Chartered Bank
CNH	1,864	06/15/27	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	117	—	117	Citibank, N.A.
CNH	1,268	09/21/27	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,358	—	1,358	Bank of America, N.A.
MYR	1,800	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(18,338)	(23)	(18,315)	HSBC Bank PLC
RUB	145,004	10/27/24	8.985%(A)	3 Month MosPRIME(2)(Q)	127,823	—	127,823	JPMorgan Chase Bank, N.A.
					$177,252	$(23)	$177,275

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	US Treasury Bill - 3 Month Auction Avg Discount(Q)/	Merrill Lynch International	03/31/23	35,018	$(3,259)	$—	$(3,259)
BNP European Growth Index(Q)	1 Day EuroSTR + 4bps(Q)/	BNP Paribas S.A.	09/29/23	EUR (3,257)	(14,773)	—	(14,773)
BNP European Value Index(Q)	1 Day EuroSTR + 42bps(Q)/	BNP Paribas S.A.	09/28/23	EUR 3,258	(46,434)	—	(46,434)
BNP U.S. Banks Basket Index(Q)	1 Day SOFR + 40bps(Q)/	BNP Paribas S.A.	12/22/22	1,570	(152,971)	—	(152,971)
iShares U.S Real Estate ETF Index(Q)	1 Day USOIS + 21bps(Q)/	Merrill Lynch International	12/08/22	35,048	(3,791,806)	—	(3,791,806)
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR + 35bps(Q)/	JPMorgan Chase Bank, N.A.	09/08/23	(8,876)	687,853	—	687,853
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)/	JPMorgan Chase Bank, N.A.	09/08/23	8,951	(912,242)	—	(912,242)
JPMorgan S&P 500 Growth Index(Q)	1 Day SOFR + 35bps(Q)/	JPMorgan Chase Bank, N.A.	09/08/23	(3,355)	275,250	—	275,250
JPMorgan S&P 500 Value Index(Q)	1 Day SOFR + 35bps(Q)/	JPMorgan Chase Bank, N.A.	09/08/23	3,239	(341,526)	—	(341,526)
MSCI Australia Banks Index(Q)	3 Month BBR + 8bps(Q)/	Barclays Bank PLC	08/22/23	AUD (2,939)	135,161	—	135,161
MSCI Australia Banks Index(Q)	3 Month BBR + 10bps(Q)/	BNP Paribas S.A.	09/12/23	AUD (1,105)	16,023	—	16,023
MSCI Canada Banks Index(Q)	1 Day CORRA + 27bps(Q)/	BNP Paribas S.A.	09/08/23	CAD (1,123)	4,133	—	4,133
A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Total return swap agreements outstanding at September 30, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS + 11bps(Q)/	Morgan Stanley Capital Services LLC	12/06/22	43,188	$(3,805,771)	$—	$(3,805,771)
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS -1bps(Q)/	Merrill Lynch International	05/31/23	9,959	(953,382)	—	(953,382)
					$(8,903,744)	$—	$(8,903,744)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A87